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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8162

Master Investment Portfolio

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Center Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 27.25%

AEROSPACE & DEFENSE – 0.47%

Boeing Co. (The)
6.13%, 02/15/33	$100,000	$97,426
Lockheed Martin Corp.
8.20%, 12/01/09	250,000	292,955
Raytheon Co.
7.38%, 07/15/25	250,000	255,688
United Technologies Corp.
6.10%, 05/15/12	100,000	107,100

		753,169

AGRICULTURE – 0.06%

Altria Group Inc.
7.00%, 11/04/13	100,000	101,832

		101,832

AIRLINES – 0.12%

Continental Airlines Inc.
6.65%, 09/15/17	212,935	198,741

		198,741

AUTO MANUFACTURERS – 0.82%

DaimlerChrysler NA Holding Corp.
6.40%, 05/15/06	250,000	263,124
7.20%, 09/01/09	150,000	163,283
8.50%, 01/18/31	150,000	172,339
Ford Motor Company
6.63%, 10/01/28	275,000	240,820
General Motors Corp.
7.20%, 01/15/11	300,000	314,338
8.38%, 07/15/33	150,000	158,774

		1,312,678

BANKS – 2.45%

Abbey National PLC
7.95%, 10/26/29	100,000	118,661
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	171,296
Bank of America Corp.
6.25%, 04/01/08	250,000	268,489
Bank One Corp.
3.70%, 01/15/08	150,000	149,020
5.90%, 11/15/11	250,000	259,794
First Union Capital Corp.
6.63%, 07/15/05	350,000	363,751
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	106,482
HSBC Holdings PLC
5.25%, 12/12/12	100,000	99,333
KFW International Finance Inc.
2.50%, 10/17/05	150,000	150,074
4.75%, 01/24/07	150,000	156,091
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	97,650
Mellon Funding Corp.
6.38%, 02/15/10	150,000	162,085
NationsBank Corp.
7.75%, 08/15/15	250,000	289,799
Oesterreichische Kontrollbank AG
5.50%, 01/20/06	150,000	156,186
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	240,667
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	155,588
Swiss Bank Corp.
7.00%, 10/15/15	150,000	169,219
US Bank NA Minnesota
6.38%, 08/01/11	250,000	270,064
Wells Fargo & Company
5.13%, 02/15/07	250,000	260,528
Wells Fargo Bank NA
7.55%, 06/21/10	250,000	287,780

		3,932,557

BEVERAGES – 0.24%

Bottling Group LLC
4.63%, 11/15/12	100,000	97,192
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	161,624
8.50%, 02/01/22	100,000	126,531

		385,347

CHEMICALS – 0.30%

Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	156,197
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	103,333
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	111,760
Eastman Chemical Co.
7.00%, 04/15/12	100,000	109,636

		480,926

COMMERCIAL SERVICES – 0.07%

Cendant Corp.
6.25%, 03/15/10	100,000	106,392

		106,392

COMPUTERS – 0.41%

Hewlett-Packard Co.
5.50%, 07/01/07	150,000	157,825
International Business Machines Corp.
4.75%, 11/29/12	250,000	244,572
4.88%, 10/01/06	250,000	259,331

		661,728

1

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.18%

Procter & Gamble Co.
6.88%, 09/15/09	$250,000	$279,643

		279,643

DIVERSIFIED FINANCIAL SERVICES – 9.53%

American Express Co.
3.75%, 11/20/07	100,000	99,688
American General Finance Corp.
5.38%, 10/01/12	100,000	100,153
AXA Financial Inc.
7.75%, 08/01/10	150,000	172,016
Bear Stearns Companies Inc.
5.70%, 01/15/07	100,000	105,189
5.70%, 11/15/14	200,000	200,623
Boeing Capital Corp.
5.65%, 05/15/06	150,000	157,613
Capital One Bank
6.88%, 02/01/06	250,000	263,686
CIT Group Inc.
7.75%, 04/02/12	150,000	171,068
Citigroup Inc.
5.63%, 08/27/12	100,000	102,791
6.00%, 02/21/12	150,000	159,039
6.63%, 06/15/32	100,000	103,570
6.75%, 12/01/05	500,000	527,484
7.25%, 10/01/10	150,000	168,931
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	209,744
Credit Suisse First Boston
5.50%, 08/15/13	100,000	99,622
5.75%, 04/15/07	200,000	210,737
6.50%, 01/15/12	150,000	161,188
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	893,598
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,078,706
First Union National Bank
7.74%, 05/17/32	1,328,591	1,449,677
Ford Credit Auto Owner Trust
3.62%, 01/15/06	256,120	257,276
Ford Motor Credit Co.
6.88%, 02/01/06	200,000	209,779
7.25%, 10/25/11	350,000	365,502
7.88%, 06/15/10	250,000	272,016
General Electric Capital Corp.
5.38%, 03/15/07	500,000	524,507
6.50%, 12/10/07	250,000	271,737
6.75%, 03/15/32	250,000	268,754
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,039,864
6.13%, 09/15/06	150,000	156,204
6.75%, 01/15/06	250,000	261,963
6.88%, 09/15/11	200,000	205,059
7.25%, 03/02/11	150,000	157,430
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	200,606
6.13%, 02/15/33	200,000	188,750
6.60%, 01/15/12	100,000	107,609
7.63%, 08/17/05	150,000	157,648
Household Finance Corp.
5.75%, 01/30/07	200,000	210,099
6.50%, 11/15/08	150,000	162,068
8.00%, 07/15/10	250,000	290,098
John Deere Capital Corp.
7.00%, 03/15/12	150,000	167,867
JP Morgan & Co. Inc.
6.00%, 01/15/09	150,000	159,123
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	156,551
6.75%, 02/01/11	250,000	272,476
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	149,698
7.63%, 06/01/06	300,000	325,921
MBNA America Bank NA
5.38%, 01/15/08	150,000	156,205
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	344,550
Morgan Stanley
5.80%, 04/01/07	150,000	158,615
6.02%, 02/15/33	306,715	315,605
8.00%, 06/15/10	250,000	292,059
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	227,122
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	410,793
SLM Corp.
5.13%, 08/27/12	150,000	148,179
Tyco Capital Corp.
7.63%, 08/16/05	245,000	258,253

		15,285,109

ELECTRIC – 1.57%

AEP Texas Central Co.
6.65%, 02/15/33	100,000	101,484
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	99,090
Arizona Public Service Co.
6.50%, 03/01/12	100,000	106,832
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	102,241

12

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
ELECTRIC (Continued)

Constellation Energy Group
7.60%, 04/01/32	$100,000	$110,391
Dominion Resources Inc.
7.63%, 07/15/05	150,000	157,574
8.13%, 06/15/10	150,000	173,100
DTE Energy Co.
7.05%, 06/01/11	150,000	162,595
Florida Power & Light Co.
5.63%, 04/01/34	100,000	94,368
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	93,904
Niagara Mohawk Power Corp.
7.63%, 10/01/05	128,536	134,937
NiSource Finance Corp.
7.88%, 11/15/10	100,000	114,639
Northern States Power Co.
8.00%, 08/28/12	100,000	118,860
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	160,526
Ontario Hydro Canada
7.45%, 03/31/13	150,000	174,958
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	94,056
PECO Energy Co.
3.50%, 05/01/08	100,000	98,106
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	103,581
Progress Energy Inc.
7.75%, 03/01/31	100,000	112,088
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	99,848
Wisconsin Energy Corp.
5.88%, 04/01/06	100,000	104,705

		2,517,883

ENVIRONMENTAL CONTROL – 0.07%

USA Waste Services Inc.
7.00%, 07/15/28	100,000	103,800

		103,800

FOOD – 1.29%

Albertson’s Inc.
7.45%, 08/01/29	100,000	108,017
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	187,288
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	157,829
Fred Meyer Inc.
7.45%, 03/01/08	250,000	277,420
General Mills Inc.
5.13%, 02/15/07	150,000	155,731
Kellogg Co.
6.60%, 04/01/11	250,000	274,217
Kraft Foods Inc.
5.63%, 11/01/11	150,000	152,594
Safeway Inc.
7.50%, 09/15/09	285,000	318,228
SUPERVALU Inc.
7.88%, 08/01/09	150,000	169,423
Unilever Capital Corp.
6.88%, 11/01/05	250,000	263,571

		2,064,318

FOREST PRODUCTS & PAPER – 0.30%

International Paper Co.
6.75%, 09/01/11	200,000	216,772
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	107,271
Weyerhaeuser Co.
6.75%, 03/15/12	150,000	162,443

		486,486

GAS – 0.11%

KeySpan Corp.
7.63%, 11/15/10	150,000	172,546

		172,546

HEALTH CARE-SERVICES – 0.13%

Anthem Inc.
6.80%, 08/01/12	100,000	109,749
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	97,645

		207,394

INSURANCE – 0.54%

Allstate Corp.
7.20%, 12/01/09	250,000	285,045
American International Group Inc.
4.25%, 05/15/13	150,000	138,922
Hartford Life Inc.
7.38%, 03/01/31	100,000	114,641
ING Capital Funding Trust III
8.44%, 12/31/49	100,000	116,147
Progessive Corp
6.63%, 03/01/29	100,000	105,497
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	98,500

		858,752

MACHINERY – 0.24%

Caterpillar Inc.
7.25%, 09/15/09	250,000	282,832
General Electric Co.
5.00%, 02/01/13	100,000	98,417

		381,249

13

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
MEDIA – 1.09%

AOL Time Warner Inc.
6.88%, 05/01/12	$350,000	$378,208
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	146,398
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	96,182
Liberty Media Corp.
7.88%, 07/15/09	150,000	168,675
News America Holdings
8.00%, 10/17/16	100,000	118,200
TCI Communications Inc.
8.75%, 08/01/15	350,000	421,634
Viacom Inc.
5.63%, 08/15/12	200,000	204,227
Walt Disney Co. (The)
6.75%, 03/30/06	200,000	211,857

		1,745,381

MINING – 0.33%

Alcan Inc.
4.88%, 09/15/12	150,000	145,894
Alcoa Inc.
7.38%, 08/01/10	250,000	283,820
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,221

		526,935

MULTI-NATIONAL – 1.32%

Asian Development Bank
6.75%, 06/11/07	250,000	271,898
European Investment Bank
2.38%, 06/15/07	200,000	194,447
4.00%, 08/30/05	150,000	152,540
4.63%, 03/01/07	250,000	258,274
Inter-American Development Bank
7.38%, 01/15/10	250,000	288,960
8.50%, 03/15/11	450,000	545,368
International Bank for Reconstruction & Development
4.13%, 08/12/09	150,000	150,216
6.38%, 07/21/05	250,000	260,572

		2,122,275

OIL & GAS – 1.34%

Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	111,324
Apache Finance Canada
7.75%, 12/15/29	100,000	121,776
BP Capital Markets PLC
2.35%, 06/15/06	150,000	147,972
Burlington Resources Finance
7.20%, 08/15/31	100,000	111,057
Conoco Funding Co.
6.35%, 10/15/11	200,000	217,612
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	272,164
Marathon Oil Corp.
6.13%, 03/15/12	150,000	158,267
Norsk Hydro ASA
6.36%, 01/15/09	140,000	150,973
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	111,906
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	153,000
Petroleos Mexicanos
9.38%, 12/02/08	150,000	171,825
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	269,528
Texaco Capital Inc.
5.50%, 01/15/09	150,000	157,924

		2,155,328

PHARMACEUTICALS – 0.29%

Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	156,298
Pharmacia Corp.
6.50%, 12/01/18	150,000	164,464
Wyeth
5.50%, 03/15/13	150,000	144,766

		465,528

PIPELINES – 0.40%

Duke Energy Field Services Corp.
7.50%, 08/16/05	200,000	209,979
7.88%, 08/16/10	150,000	170,950
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	156,093
KN Energy Inc.
7.25%, 03/01/28	100,000	106,296

		643,318

REAL ESTATE – 0.10%

EOP Operating LP
7.00%, 07/15/11	150,000	163,487

		163,487

RETAIL – 0.29%

Target Corp.
7.00%, 07/15/31	150,000	167,533
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	299,975

		467,508

14

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
SAVINGS & LOANS – 0.17%

Washington Mutual Inc.
7.50%, 08/15/06	$250,000	$270,952

		270,952

TELECOMMUNICATIONS – 2.36%

AT&T Corp.
8.75%, 11/15/31	150,000	146,417
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	284,366
BellSouth Corp.
6.88%, 10/15/31	150,000	156,256
British Telecom PLC
7.88%, 12/15/05	150,000	160,374
8.88%, 12/15/30	100,000	123,369
Citizens Communications Co.
8.50%, 05/15/06	150,000	159,812
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	350,567
France Telecom SA
7.75%, 03/01/11	150,000	173,823
GTE Corp.
7.51%, 04/01/09	300,000	335,540
Koninklijke KPN NV
8.00%, 10/01/10	150,000	173,681
Motorola Inc.
7.63%, 11/15/10	100,000	112,586
SBC Communications Inc.
6.25%, 03/15/11	250,000	266,002
Sprint Capital Corp.
6.88%, 11/15/28	150,000	144,187
8.38%, 03/15/12	150,000	172,399
Telecom Italia Capital
5.25%, 11/15/13(1)	150,000	145,177
Telefonica Europe BV
8.25%, 09/15/30	150,000	182,494
Verizon New York Inc.
7.38%, 04/01/32	150,000	157,885
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	152,177
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	156,381
Vodafone Group PLC
7.75%, 02/15/10	200,000	229,319

		3,782,812

TRANSPORTATION – 0.66%

Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	279,298
Canadian National Railway Co.
6.45%, 07/15/06	200,000	212,370
CSX Corp.
7.95%, 05/01/27	100,000	116,054
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	173,783
Union Pacific Corp.
6.79%, 11/09/07	250,000	272,176

		1,053,681

TOTAL CORPORATE BONDS & NOTES (Cost: $42,536,149)		43,687,755

MUNICIPAL DEBT OBLIGATIONS – 0.23%

ILLINOIS – 0.11%

Illinois State, Pension Funding
5.10%, 06/01/33	200,000	177,452

		177,452

NEW JERSEY – 0.12%

New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	185,556

		185,556

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $374,458)		363,008

FOREIGN GOVERNMENT BONDS & NOTES – 2.01%(5)

British Columbia (Province of)
6.50%, 01/15/26	100,000	110,322
Finland (Republic of)
6.95%, 02/15/26	100,000	114,541
Hydro-Quebec
6.30%, 05/11/11	150,000	163,361
Israel (State of)
4.63%, 06/15/13	100,000	92,237
Italy (Republic of)
4.38%, 10/25/06	250,000	256,360
6.00%, 02/22/11	450,000	484,043
Korea Development Bank
5.25%, 11/16/06	150,000	155,142
Manitoba (Province of)
4.25%, 11/20/06	250,000	256,346
Mexico Government International Bond
9.88%, 01/15/07	100,000	114,150
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	157,674
Ontario (Province of)
5.50%, 10/01/08	200,000	211,259
Quebec (Province of)
5.75%, 02/15/09	150,000	159,261
6.13%, 01/22/11	150,000	161,840
United Mexican States
6.38%, 01/16/13	350,000	349,300

15

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
8.13%, 12/30/19	$250,000	$267,500
8.50%, 02/01/06	150,000	162,150

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,183,979)		3,215,486

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 69.10%

MORTGAGE-BACKED SECURITIES – 35.45%

Federal Home Loan Mortgage Corporation
4.00%, 05/01/19	3,984,548	3,800,338
4.50%, 04/01/18	1,821,312	1,783,777
4.50%, 11/01/18	1,368,232	1,340,034
4.50%, 01/01/19	255,070	249,814
4.50%, 02/01/19	3,346,768	3,277,795
5.50%, 12/01/18	3,642,782	3,730,953
5.50%, 04/01/33	2,694,656	2,691,158
5.50%, 03/01/34	5,811,077	5,794,382
6.00%, 07/01/34(2)	4,700,000	4,798,409
6.50%, 06/01/31	579,189	604,601
8.00%, 12/01/24	1,796,161	1,969,333
Federal National Mortgage Association
5.00%, 03/01/34	10,585,505	10,258,990
6.00%, 07/01/34(2)	5,000,000	5,103,125
6.50%, 01/01/29	7,437,198	7,764,405
7.00%, 02/01/32	728,390	768,750
Government National Mortgage Association
7.50%, 12/15/23	2,672,577	2,896,634

		56,832,498

U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.55%

Federal Home Loan Bank
5.38%, 05/15/06	1,000,000	1,043,992
5.75%, 05/15/12	700,000	738,730
5.95%, 07/28/08	1,500,000	1,615,263
Federal Home Loan Mortgage Corporation
2.88%, 09/15/05	1,000,000	1,005,425
3.50%, 09/15/07	1,000,000	997,155
4.75%, 10/11/12	1,000,000	970,506
5.50%, 07/15/06	600,000	627,889
6.25%, 07/15/32	320,000	337,070
7.00%, 07/15/05	2,500,000	2,620,395
Federal National Mortgage Association
2.25%, 05/15/06	1,000,000	987,492
4.63%, 10/15/13	1,000,000	962,917
5.25%, 01/15/09	1,500,000	1,571,231
6.25%, 02/01/11	1,000,000	1,073,641
6.63%, 11/15/10	1,000,000	1,110,298
7.00%, 07/15/05	1,000,000	1,048,150
Financing Corp.
8.60%, 09/26/19	650,000	850,275
Tennessee Valley Authority
6.25%, 12/15/17	400,000	429,130
7.13%, 05/01/30	450,000	522,957

		18,512,516

U.S. GOVERNMENT SECURITIES – 22.10%

U.S. Treasury Bonds
5.25%, 02/15/29	950,000	931,446
5.38%, 02/15/31	1,680,000	1,694,372
6.13%, 11/15/27	200,000	219,164
7.25%, 05/15/16	1,000,000	1,208,945
7.63%, 02/15/25	1,400,000	1,796,539
8.00%, 11/15/21	1,000,000	1,310,703
8.75%, 05/15/17	500,000	677,735
8.75%, 05/15/20	1,800,000	2,489,274
9.13%, 05/15/18	500,000	701,914
9.38%, 02/15/06	800,000	887,187
10.38%, 11/15/09	1,000,000	1,032,070
12.50%, 08/15/14	400,000	558,812
U.S. Treasury Notes
3.38%, 12/15/08	2,500,000	2,468,165
4.00%, 11/15/12	1,000,000	1,032,188
4.25%, 08/15/13	1,680,000	1,639,969
4.38%, 05/15/07	5,800,000	5,994,845
4.63%, 05/15/06	3,100,000	3,209,833
5.63%, 05/15/08	1,500,000	1,614,609
6.00%, 08/15/09	1,000,000	1,098,867
6.50%, 08/15/05	740,000	775,439
6.50%, 10/15/06	900,000	971,543
6.88%, 05/15/06	2,900,000	3,121,804

		35,435,423

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $110,127,485)		110,780,437

SHORT-TERM INVESTMENTS – 24.29%

MONEY MARKET FUNDS – 12.63%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(3)(4)	17,462,979	17,462,979
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(3)(4)	2,453,748	2,453,748
BlackRock Temp Cash Money Market Fund(3)	112,608	112,608
Short-Term Investment Co. - Liquid Assets Money Market Portfolio(3)	216,085	216,085

		20,245,420

16

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
FLOATING RATE NOTES – 4.99%

Beta Finance Inc.
1.07%, 05/04/05(1)(3)	$133,841	$133,818
1.13%, 10/12/04(1)(3)	111,534	111,531
1.19%, 09/15/04(1)(3)	223,068	223,063
1.27%, 03/15/05(1)(3)	111,534	111,597
1.34%, 08/23/04(1)(3)	111,534	111,548
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(3)	167,301	167,294
1.38%, 11/22/04(3)	55,767	55,769
1.40%, 10/29/04(3)	223,068	223,066
CC USA Inc.
1.07%, 07/16/04(3)	55,767	55,742
1.07%, 05/04/05(1)(3)	223,068	223,030
1.24%, 07/15/04(1)(3)	111,534	111,536
1.29%, 04/15/05(1)(3)	223,068	223,050
1.51%, 02/15/05(1)(3)	144,994	145,137
DEPFA Bank PLC
1.27%, 06/15/05(3)	223,068	223,068
Dorada Finance Inc.
1.04%, 07/01/04(3)	78,074	78,074
1.24%, 08/09/04(3)	55,767	55,766
1.48%, 01/18/05(1)(3)	167,301	167,296
Five Finance Inc.
1.28%, 04/29/05(1)(3)	178,454	178,440
HBOS Treasury Services PLC
1.24%, 04/01/05(3)	142,764	142,753
1.58%, 04/22/05(3)	223,068	223,068
K2 USA LLC
1.19%, 08/16/04(1)(3)	55,767	55,766
1.26%, 09/27/04(1)(3)	240,913	240,905
1.46%, 01/12/05(1)(3)	111,534	111,528
Key Bank, NA
1.38%, 07/01/04(3)	546,517	546,517
Links Finance LLC
1.09%, 07/20/04(3)	89,227	89,226
1.18%, 04/15/05(1)(3)	223,068	223,033
1.19%, 04/25/05(3)	223,068	223,186
Nationwide Building Society
1.14%, 07/23/04(1)(3)	167,301	167,301
1.59%, 07/28/05(1)(3)	223,068	223,068
1.63%, 12/09/04(3)	185,146	183,797
Nordea Bank PLC
2.11%, 06/07/05(3)	223,068	223,027
Northern Rock PLC
1.11%, 01/13/05(1)(3)	211,915	211,915
Permanent Financing PLC
1.13%, 03/10/05(3)	223,068	223,068
1.14%, 12/10/04(3)	111,534	111,534
Sigma Finance Inc.
1.07%, 07/01/04(3)	111,534	111,534
1.08%, 10/07/04(3)	223,068	223,056
1.09%, 07/20/04(3)	111,534	111,533
1.24%, 08/06/04(3)	55,767	55,766
Tango Finance Corp.
1.06%, 07/06/04(1)(3)	66,920	66,920
1.08%, 07/15/04(1)(3)	66,920	66,920
1.11%, 04/07/05(1)(3)	81,866	81,860
1.20%, 01/18/05(1)(3)	98,150	98,144
1.20%, 05/17/05(1)(3)	185,146	185,139
1.23%, 02/25/05(1)(3)	124,918	124,902
WhistleJacket Capital LLC
1.20%, 09/15/04(1)(3)	111,534	111,529
1.26%, 10/20/04(3)	55,254	55,039
1.32%, 02/04/05(1)(3)	55,767	55,760
1.48%, 06/15/05(1)(3)	111,534	111,510
White Pine Finance LLC
1.08%, 07/06/04(1)(3)	133,841	133,841
1.19%, 04/15/05(1)(3)	167,301	167,275
1.20%, 11/15/04(1)(3)	133,841	133,841
1.21%, 05/20/05(3)	100,381	100,372
1.21%, 06/15/05(1)(3)	91,458	91,458
1.27%, 08/26/04(1)(3)	111,534	111,531

		7,996,447

TIME DEPOSITS – 2.90%

Abbey National Treasury Services PLC
1.25%, 01/06/05(3)	223,068	223,069
1.33%, 02/10/05(3)	111,534	111,524
1.39%, 02/02/05(3)	111,534	111,524
1.39%, 04/08/05(3)	156,148	156,131
1.40%, 10/25/04(3)	223,068	223,051
Bank of New York
1.39%, 11/01/04(3)	223,068	223,060
1.60%, 12/03/04(3)	55,767	55,755
Bank of Novia Scotia
1.13%, 10/06/04(3)	223,068	223,068
1.24%, 10/07/04(3)	167,301	167,296
1.42%, 10/29/04(3)	167,301	167,306
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(3)	111,534	111,567
1.22%, 06/23/05(3)	223,068	223,003
1.25%, 01/06/05(3)	223,068	223,074
Prudential Funding LLC
1.60%, 12/01/04(3)	111,534	110,776
SunTrust Bank
1.38%, 07/01/04(3)	446,136	446,136
Toronto-Dominion Bank
1.22%, 03/23/05(3)	390,369	390,319
1.34%, 02/10/05(3)	89,227	89,219
1.41%, 11/01/04(3)	167,301	167,295
1.77%, 05/10/05(3)	111,534	111,524
1.90%, 05/11/05(3)	111,534	111,524
UBS Finance (Delaware)
1.10%, 09/08/04(3)	223,068	222,598
1.11%, 12/17/04(3)	334,602	332,859
1.13%, 08/09/04(3)	223,068	222,795
1.14%, 09/29/04(3)	223,068	222,435

		4,646,908

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER – 2.40%

Alpine Securitization Corp.
1.08%, 07/06/04(3)	$75,843	$75,832
1.22%, 07/13/04(3)	66,920	66,893
Amsterdam Funding Corp.
1.08%, 07/07/04(3)	156,148	156,119
1.11%, 07/09/04(3)	263,220	263,155
1.18%, 07/20/04(3)	83,650	83,598
1.21%, 07/21/04(3)	55,767	55,730
1.22%, 07/19/04(3)	66,920	66,880
Cantabric Finance LLC
1.09%, 07/22/04(3)	167,301	167,195
CRC Funding LLC
1.10%, 07/07/04(3)	86,997	86,981
Edison Asset Securitization
1.06%, 07/07/04(3)	111,534	111,514
1.06%, 07/08/04(3)	55,767	55,755
1.07%, 09/21/04(3)	111,534	111,262
1.45%, 11/09/04(3)	223,068	221,891
1.59%, 12/02/04(3)	223,068	221,551
Falcon Asset Securitization Corp.
1.22%, 07/23/04(3)	136,034	135,932
Galaxy Funding Inc.
1.07%, 07/20/04(3)	100,381	100,324
Grampian Funding LLC
1.08%, 07/07/04(3)	66,920	66,908
1.26%, 10/22/04(3)	223,068	222,189
1.44%, 10/27/04(3)	223,068	222,015
1.59%, 11/30/04(3)	111,534	110,785
Jupiter Securitization Corp.
1.10%, 07/07/04(3)	78,074	78,059
1.21%, 07/19/04(3)	111,534	111,467
1.24%, 07/23/04(3)	73,612	73,557
New Center Asset Trust
1.22%, 07/19/04(3)	66,920	66,880
Preferred Receivables Funding Corp.
1.23%, 07/21/04(3)	156,148	156,041
Receivables Capital Corp.
1.07%, 07/02/04(3)	92,533	92,530
1.21%, 07/19/04(3)	167,301	167,200
Scaldis Capital LLC
1.21%, 07/15/04(3)	111,534	111,482
1.24%, 07/19/04(3)	55,767	55,732
Sydney Capital Corp.
1.15%, 07/09/04(3)	55,767	55,753
1.25%, 10/22/04(3)	74,237	73,946
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(3)	39,927	39,913
1.24%, 07/20/04(3)	167,301	167,191

		3,852,260

REPURCHASE AGREEMENTS – 0.97%

Banc of America Securities LLC
1.45%, 07/01/04(3)	446,136	446,136
Goldman Sachs & Co.
1.60%, 07/01/04(3)	1,115,340	1,115,340

		1,561,476

U.S. GOVERNMENT AGENCY NOTES – 0.40%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(3)	89,227	89,072
1.63%, 04/15/05(3)	156,148	156,541
2.06%, 05/31/05(3)	111,206	109,081
Federal National Mortgage Association
1.28%, 08/20/04(3)	289,988	289,473

		644,167

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,946,678)		38,946,678

TOTAL INVESTMENTS IN SECURITIES – 122.88% (Cost: $195,168,749)		196,993,364

Other Assets, Less Liabilities – (22.88%)		(36,677,750)

NET ASSETS – 100.00%		$160,315,614

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	To-be-announced (TBA). See Note 1.
(3)	All or a portion of this security represents investments of securities lending collateral.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

18

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 10.68%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,996,317
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,234
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,124
1.42%, 01/07/05	25,000,000	24,998,699
Canadian Imperial Bank of Commerce
1.31%, 08/13/04	50,000,000	49,999,407
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.39%, 09/08/04	20,000,000	19,999,623
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.09%, 07/23/04	25,000,000	25,000,000
1.34%, 09/03/04	50,000,000	49,994,621
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,994,262
1.72%, 05/05/05	25,000,000	24,996,847
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,997,238
UBS AG
1.91%, 05/11/05	25,000,000	24,995,722
US Bank NA
1.20%, 03/28/05	25,000,000	24,994,952

TOTAL CERTIFICATES OF DEPOSIT (Cost: $559,950,619)		559,950,619

COMMERCIAL PAPER – 5.20%

Banque Generale du Luxembourg
1.08%, 09/07/04	11,120,000	11,097,315
DEPFA Bank PLC
1.08%, 07/07/04	15,000,000	14,997,300
Fairway Finance Corp.
1.08%, 09/15/04	16,805,000	16,766,685
General Electric Capital Corp.
1.10%, 08/25/04	50,000,000	49,915,972
1.15%, 08/10/04	50,000,000	49,936,111
K2 USA LLC
1.08%, 09/29/04	45,000,000	44,878,500
Scaldis Capital LLC
1.08%, 09/22/04	30,000,000	29,925,300
1.38%, 11/05/04	15,000,000	14,926,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,996,879

TOTAL COMMERCIAL PAPER (Cost: $272,441,037)		272,441,037

MEDIUM TERM NOTES – 9.22%

Beta Finance Inc.
1.40%, 09/13/04(1)	40,000,000	40,000,000
1.41%, 11/03/04(1)	65,000,000	65,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	65,313,486	65,313,486
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	55,000,000	55,000,000
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	27,417,476	27,417,476
K2 USA LLC
1.21%, 08/09/04(1)	24,000,000	23,995,104
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,996,000
1.44%, 11/01/04(1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	15,455,677	15,455,677
Nissan Auto Receivables Owner Trust 2003-C Class A-1
1.15%, 11/15/04	9,112,198	9,112,198
Sigma Finance Inc.
1.24%, 08/06/04(1)	10,000,000	9,999,901
1.48%, 04/15/05(1)	50,000,000	49,950,000
WFS Financial Owner Trust 2004-1 Class A-1
1.08%, 02/21/05	12,005,525	12,005,525

TOTAL MEDIUM TERM NOTES (Cost: $483,242,867)		483,242,867

TIME DEPOSITS – 4.73%

ABN Amro Bank NV
1.14%, 07/06/04	25,000,000	25,000,000
US Bank NA
1.25%, 07/01/04	22,914,000	22,914,000
Wells Fargo Bank NA
1.50%, 07/01/04	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $247,914,000)		247,914,000

19

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES – 42.52%

American Express Centurion Bank
1.20%, 04/15/05	$100,000,000	$99,979,800
1.24%, 10/20/04	50,000,000	50,000,000
1.27%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.35%, 03/04/05	85,000,000	85,036,075
Beta Finance Inc.
1.06%, 11/08/04(1)	30,000,000	29,995,500
1.27%, 03/15/05(1)	25,000,000	25,014,143
Chase Manhattan Bank USA
1.16%, 01/13/05	50,000,000	50,000,000
Davis Square Funding II Ltd. 2004-2A Class A1MMA
1.18%, 02/07/05	48,000,000	47,997,456
DEPFA Bank PLC
1.27%, 06/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	35,000,000	34,994,750
1.30%, 01/28/05(1)	50,000,000	50,025,935
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	54,600,000	54,606,467
GE Commercial Equipment Financing LLC 2003-1 Class A-1
1.24%, 09/20/04	967,462	967,462
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.58%, 07/22/05(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.29%, 10/15/04(1)	100,000,000	100,000,000
K2 USA LLC
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.30%, 09/30/04(1)	30,000,000	29,998,873
1.41%, 11/01/04(1)	35,000,000	34,999,409
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.23%, 07/16/04(1)	25,000,000	25,000,000
1.27%, 07/23/04(1)	50,000,000	50,000,000
Morgan Stanley
1.43%, 05/04/05	40,000,000	40,092,077
1.75%, 12/13/04	50,000,000	50,075,398
Nationwide Building Society
1.19%, 08/06/04	25,000,000	25,000,917
1.25%, 08/13/04	25,000,000	25,001,178
1.59%, 07/28/05(1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.53%, 12/20/04	100,000,000	100,015,653
Permanent Financing No.3 Series 1 Class A
1.14%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series 1 Class A
1.13%, 03/10/05	125,000,000	125,000,000
Sigma Finance Inc.
1.09%, 07/20/04(1)	15,000,000	14,999,752
1.11%, 09/07/04(1)	25,000,000	24,999,065
1.11%, 01/25/05(1)	75,000,000	74,991,453
1.21%, 11/15/04(1)	50,000,000	49,998,119
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
Strips III LLC
1.34%, 07/30/04(1)	25,558,588	25,558,588
Travelers Insurance Co. Funding Agreement
1.26%, 02/04/05(1)	50,000,000	50,000,000
1.36%, 08/19/04(1)	25,000,000	25,000,000
Washington Mutual Bank
1.46%, 08/09/04	25,000,000	25,008,624
Westpac Banking Corp.
1.41%, 03/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.21%, 04/25/05(1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,228,210,451)		2,228,210,451

REPURCHASE AGREEMENTS – 27.48%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $200,008,889 and an effective yield of 1.60%.(2)	200,000,000	200,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,111 and an effective yield of 1.52%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	$500,000,000	$500,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,440,000,000)		1,440,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,231,758,974)		5,231,758,974

Other Assets, Less Liabilities – 0.17%		8,866,287

NET ASSETS – 100.00%		$5,240,625,261

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

21

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
COMMON STOCKS – 97.73%

ADVERTISING – 0.18%

Interpublic Group of Companies Inc.(1)	84,864	$1,165,183
Omnicom Group Inc.	38,895	2,951,742

		4,116,925

AEROSPACE & DEFENSE – 1.64%

Boeing Co. (The)	172,210	8,798,209
General Dynamics Corp.	40,583	4,029,892
Goodrich (B.F.) Co.	24,080	778,506
Lockheed Martin Corp.	92,158	4,799,589
Northrop Grumman Corp.	73,912	3,969,074
Raytheon Co.	91,203	3,262,331
Rockwell Collins Inc.	36,245	1,207,683
United Technologies Corp.	105,327	9,635,314

		36,480,598

AGRICULTURE – 1.14%

Altria Group Inc.	419,071	20,974,504
Monsanto Co.	53,875	2,074,187
R.J. Reynolds Tobacco Holdings Inc.	17,327	1,171,132
UST Inc.	33,945	1,222,020

		25,441,843

AIRLINES – 0.13%

Delta Air Lines Inc.(1)	25,289	180,058
Southwest Airlines Co.	161,133	2,702,200

		2,882,258

APPAREL – 0.33%

Jones Apparel Group Inc.	25,855	1,020,755
Liz Claiborne Inc.	22,344	803,937
Nike Inc. Class B	53,722	4,069,441
Reebok International Ltd.	12,049	433,523
VF Corp.	22,125	1,077,487

		7,405,143

AUTO MANUFACTURERS – 0.62%

Ford Motor Company	374,806	5,865,714
General Motors Corp.	115,202	5,367,261
Navistar International Corp.(1)	14,066	545,198
PACCAR Inc.	35,825	2,077,463

		13,855,636

AUTO PARTS & EQUIPMENT – 0.22%

Cooper Tire & Rubber Co.	15,125	347,875
Dana Corp.	30,434	596,506
Delphi Corp.	114,714	1,225,146
Goodyear Tire & Rubber Co. (The)(1)	35,918	326,495
Johnson Controls Inc.	38,640	2,062,603
Visteon Corp.	26,782	312,546

		4,871,171

BANKS – 6.64%

AmSouth Bancorp	71,872	1,830,580
Bank of America Corp.	417,114	35,296,187
Bank of New York Co. Inc. (The)	158,348	4,668,099
Bank One Corp.	229,151	11,686,701
BB&T Corp.	114,405	4,229,553
Charter One Financial Inc.	45,578	2,014,092
Comerica Inc.	35,770	1,963,058
Fifth Third Bancorp	115,478	6,210,407
First Horizon National Corp.	25,687	1,167,988
Huntington Bancshares Inc.	46,853	1,072,934
KeyCorp	84,617	2,529,202
M&T Bank Corp.	24,463	2,135,620
Marshall & Ilsley Corp.	45,970	1,796,967
Mellon Financial Corp.	87,534	2,567,372
National City Corp.	138,499	4,848,850
North Fork Bancorp Inc.	35,055	1,333,843
Northern Trust Corp.	45,103	1,906,955
PNC Financial Services Group	57,451	3,049,499
Regions Financial Corp.	45,282	1,655,057
SouthTrust Corp.	67,924	2,636,130
State Street Corp.	68,414	3,355,023
SunTrust Banks Inc.	57,631	3,745,439
Synovus Financial Corp.	61,764	1,563,864
U.S. Bancorp	388,293	10,701,355
Union Planters Corp.	38,605	1,150,815
Wachovia Corp.	269,277	11,982,826
Wells Fargo & Co.	345,411	19,767,872
Zions Bancorporation	18,398	1,130,557

		147,996,845

BEVERAGES – 2.65%

Anheuser-Busch Companies Inc.	164,830	8,900,820
Brown-Forman Corp. Class B	24,845	1,199,268
Coca-Cola Co. (The)	498,426	25,160,544
Coca-Cola Enterprises Inc.	95,703	2,774,430
Coors (Adolf) Co. Class B	7,455	539,295
Pepsi Bottling Group Inc.	53,378	1,630,164
PepsiCo Inc.	349,412	18,826,319

		59,030,840

BIOTECHNOLOGY – 1.09%

Amgen Inc.(1)	260,401	14,210,083
Biogen Idec Inc.(1)	69,275	4,381,644
Chiron Corp.(1)	38,421	1,715,113
Genzyme Corp.(1)	46,052	2,179,641
MedImmune Inc.(1)	50,678	1,185,865
Millipore Corp.(1)	9,995	563,418

		24,235,764

BUILDING MATERIALS – 0.25%

American Standard Companies Inc.(1)	44,514	1,794,359
Masco Corp.	90,303	2,815,648
Vulcan Materials Co.	20,822	990,086

		5,600,093

22

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
CHEMICALS – 1.50%

Air Products & Chemicals Inc.	46,517	$2,439,817
Ashland Inc.	14,049	741,928
Dow Chemical Co. (The)	191,118	7,778,503
Du Pont (E.I.) de Nemours and Co.	204,250	9,072,785
Eastman Chemical Co.	15,842	732,376
Ecolab Inc.	52,747	1,672,080
Engelhard Corp.	25,674	829,527
Great Lakes Chemical Corp.	10,365	280,477
Hercules Inc.(1)	22,719	276,945
International Flavors & Fragrances Inc.	19,167	716,846
PPG Industries Inc.	34,791	2,174,090
Praxair Inc.	66,559	2,656,370
Rohm & Haas Co.	45,584	1,895,383
Sherwin-Williams Co. (The)	29,655	1,232,165
Sigma-Aldrich Corp.	14,196	846,224

		33,345,516

COMMERCIAL SERVICES – 0.93%

Apollo Group Inc. Class A(1)	36,098	3,187,092
Block (H & R) Inc.	36,233	1,727,589
Cendant Corp.	208,066	5,093,456
Convergys Corp.(1)	29,271	450,773
Deluxe Corp.	10,352	450,312
Donnelley (R.R.) & Sons Co.	44,059	1,454,828
Equifax Inc.	28,477	704,806
McKesson Corp.	59,646	2,047,647
Moody’s Corp.	30,456	1,969,285
Paychex Inc.	77,177	2,614,757
Robert Half International Inc.	35,058	1,043,677

		20,744,222

COMPUTERS – 3.87%

Affiliated Computer Services Inc. Class A(1)	27,812	1,472,367
Apple Computer Inc.(1)	77,351	2,517,002
Computer Sciences Corp.(1)	38,349	1,780,544
Dell Inc.(1)	516,465	18,499,776
Electronic Data Systems Corp.	98,339	1,883,192
EMC Corp.(1)	498,668	5,684,815
Gateway Inc.(1)	73,745	331,852
Hewlett-Packard Co.	624,176	13,170,114
International Business Machines Corp.	344,833	30,397,029
Lexmark International Inc.(1)	26,443	2,552,543
NCR Corp.(1)	19,360	960,062
Network Appliance Inc.(1)	70,619	1,520,427
Sun Microsystems Inc.(1)	677,274	2,939,369
SunGard Data Systems Inc.(1)	58,802	1,528,852
Unisys Corp.(1)	67,654	939,038

		86,176,982

COSMETICS & PERSONAL CARE – 2.51%

Alberto-Culver Co.	18,259	915,506
Avon Products Inc.	96,814	4,466,998
Colgate-Palmolive Co.	109,161	6,380,460
Gillette Co. (The)	205,670	8,720,408
Kimberly-Clark Corp.	102,829	6,774,375
Procter & Gamble Co.	525,977	28,634,188

		55,891,935

DISTRIBUTION & WHOLESALE – 0.11%

Genuine Parts Co.	35,617	1,413,283
Grainger (W.W.) Inc.	18,676	1,073,870

		2,487,153

DIVERSIFIED FINANCIAL SERVICES – 7.52%

American Express Co.	261,695	13,445,889
Bear Stearns Companies Inc. (The)	21,225	1,789,480
Capital One Financial Corp.	48,859	3,340,978
Citigroup Inc.	1,057,128	49,156,452
Countrywide Financial Corp.	56,956	4,001,159
E*TRADE Financial Corp.(1)	74,853	834,611
Federal Home Loan Mortgage Corporation	141,083	8,930,554
Federal National Mortgage Association	198,450	14,161,392
Federated Investors Inc. Class B	22,236	674,640
Franklin Resources Inc.	51,369	2,572,560
Goldman Sachs Group Inc. (The)	98,727	9,296,134
Janus Capital Group Inc.	49,279	812,611
JP Morgan Chase & Co.	425,469	16,495,433
Lehman Brothers Holdings Inc.	56,539	4,254,560
MBNA Corp.	261,550	6,745,375
Merrill Lynch & Co. Inc.	196,878	10,627,474
Morgan Stanley	224,525	11,848,184
Providian Financial Corp.(1)	59,414	871,603
Schwab (Charles) Corp. (The)	277,680	2,668,505
SLM Corp.	90,299	3,652,595
T. Rowe Price Group Inc.	25,664	1,293,466

		167,473,655

ELECTRIC – 2.42%

AES Corp. (The)(1)	129,069	1,281,655
Allegheny Energy Inc.(1)	26,010	400,814
Ameren Corp.	37,144	1,595,706
American Electric Power Co. Inc.	80,865	2,587,680
Calpine Corp.(1)	84,524	365,144
CenterPoint Energy Inc.	62,675	720,762
Cinergy Corp.	36,446	1,384,948
CMS Energy Corp.(1)	32,960	300,925
Consolidated Edison Inc.	49,099	1,952,176
Constellation Energy Group Inc.	34,246	1,297,923
Dominion Resources Inc.	66,580	4,199,866
DTE Energy Co.	35,177	1,426,076
Duke Energy Corp.	186,473	3,783,537
Edison International	66,703	1,705,596
Entergy Corp.	46,833	2,623,116

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
ELECTRIC (Continued)

Exelon Corp.	134,790	$4,487,159
FirstEnergy Corp.	67,513	2,525,661
FPL Group Inc.	37,652	2,407,845
NiSource Inc.	53,736	1,108,036
PG&E Corp.(1)	85,178	2,379,873
Pinnacle West Capital Corp.	18,689	754,849
PPL Corp.	36,295	1,665,940
Progress Energy Inc.	50,161	2,209,592
Public Service Enterprise Group Inc.	48,137	1,926,924
Southern Company	150,383	4,383,664
TECO Energy Inc.	38,460	461,135
TXU Corp.	66,292	2,685,489
Xcel Energy Inc.	81,651	1,364,388

		53,986,479

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%

American Power Conversion Corp.	40,636	798,497
Emerson Electric Co.	86,143	5,474,388
Molex Inc.	38,966	1,250,029
Power-One Inc.(1)	17,065	187,374

		7,710,288

ELECTRONICS – 0.58%

Agilent Technologies Inc.(1)	97,996	2,869,323
Applera Corp. - Applied Biosystems Group	42,215	918,176
Jabil Circuit Inc.(1)	40,881	1,029,384
Parker Hannifin Corp.	24,275	1,443,391
PerkinElmer Inc.	25,979	520,619
Sanmina-SCI Corp.(1)	105,885	963,553
Solectron Corp.(1)	196,198	1,269,401
Symbol Technologies Inc.	47,210	695,875
Tektronix Inc.	17,300	588,546
Thermo Electron Corp.(1)	33,345	1,025,025
Thomas & Betts Corp.	11,977	326,134
Waters Corp.(1)	24,861	1,187,859

		12,837,286

ENGINEERING & CONSTRUCTION – 0.04%

Fluor Corp.	16,800	800,856

		800,856

ENTERTAINMENT – 0.12%

International Game Technology Inc.	70,867	2,735,466

		2,735,466

ENVIRONMENTAL CONTROL – 0.20%

Allied Waste Industries Inc.(1)	65,534	863,738
Waste Management Inc.	118,724	3,638,891

		4,502,629

FOOD – 1.81%

Albertson’s Inc.	75,101	1,993,181
Archer-Daniels-Midland Co.	132,389	2,221,487
Campbell Soup Co.	83,994	2,257,759
ConAgra Foods Inc.	108,821	2,946,873
General Mills Inc.	77,026	3,661,046
Heinz (H.J.) Co.	72,033	2,823,694
Hershey Foods Corp.	53,274	2,464,988
Kellogg Co.	83,964	3,513,893
Kroger Co.(1)	152,533	2,776,101
McCormick & Co. Inc.	28,407	965,838
Safeway Inc.(1)	90,548	2,294,486
Sara Lee Corp.	161,770	3,719,092
SUPERVALU Inc.	27,457	840,459
Sysco Corp.	131,307	4,709,982
Winn-Dixie Stores Inc.	29,013	208,894
Wrigley (William Jr.) Co.	46,005	2,900,615

		40,298,388

FOREST PRODUCTS & PAPER – 0.62%

Boise Cascade Corp.	17,697	666,115
Georgia-Pacific Corp.	52,026	1,923,921
International Paper Co.	98,993	4,424,987
Louisiana-Pacific Corp.	21,687	512,898
MeadWestvaco Corp.	41,065	1,206,900
Plum Creek Timber Co. Inc.	37,454	1,220,251
Temple-Inland Inc.	11,113	769,575
Weyerhaeuser Co.	49,114	3,100,076

		13,824,723

GAS – 0.15%

KeySpan Corp.	32,555	1,194,769
Nicor Inc.	9,020	306,409
Peoples Energy Corp.	7,539	317,769
Sempra Energy	46,641	1,605,850

		3,424,797

HAND & MACHINE TOOLS – 0.10%

Black & Decker Corp.	15,912	988,613
Snap-On Inc.	11,933	400,352
Stanley Works (The)	16,597	756,491

		2,145,456

HEALTH CARE-PRODUCTS – 3.57%

Bard (C.R.) Inc.	21,236	1,203,019
Bausch & Lomb Inc.	10,736	698,592
Baxter International Inc.	124,924	4,311,127
Becton, Dickinson & Co.	51,974	2,692,253
Biomet Inc.	52,332	2,325,634
Boston Scientific Corp.(1)	170,458	7,295,602
Guidant Corp.	63,929	3,572,353
Johnson & Johnson	607,353	33,829,562
Medtronic Inc.	248,116	12,088,212
St. Jude Medical Inc.(1)	35,868	2,713,414
Stryker Corp.	81,666	4,491,630
Zimmer Holdings Inc.(1)	49,760	4,388,832

		79,610,230

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
HEALTH CARE-SERVICES – 1.17%

Aetna Inc.	31,235	$2,654,975
Anthem Inc.(1)	28,304	2,534,906
HCA Inc.	99,826	4,151,763
Health Management Associates Inc. Class A	49,108	1,101,001
Humana Inc.(1)	32,971	557,210
Manor Care Inc.	18,242	596,149
Quest Diagnostics Inc.	21,281	1,807,821
Tenet Healthcare Corp.(1)	95,155	1,276,029
UnitedHealth Group Inc.	126,251	7,859,125
WellPoint Health Networks Inc.(1)	31,722	3,553,181

		26,092,160

HOME BUILDERS – 0.14%

Centex Corp.	25,449	1,164,292
KB Home	9,492	651,436
Pulte Homes Inc.	25,693	1,336,807

		3,152,535

HOME FURNISHINGS – 0.11%

Leggett & Platt Inc.	39,281	1,049,196
Maytag Corp.	16,086	394,268
Whirlpool Corp.	14,256	977,962

		2,421,426

HOUSEHOLD PRODUCTS & WARES – 0.27%

Avery Dennison Corp.	22,616	1,447,650
Clorox Co.	43,199	2,323,242
Fortune Brands Inc.	29,857	2,252,114

		6,023,006

HOUSEWARES – 0.06%

Newell Rubbermaid Inc.	56,179	1,320,207

		1,320,207

INSURANCE – 4.78%

ACE Ltd.	57,617	2,436,047
AFLAC Inc.	104,518	4,265,380
Allstate Corp. (The)	144,017	6,703,991
Ambac Financial Group Inc.	21,999	1,615,607
American International Group Inc.	533,581	38,033,654
AON Corp.	64,190	1,827,489
Chubb Corp.	38,621	2,633,180
CIGNA Corp.	28,763	1,979,182
Cincinnati Financial Corp.	34,487	1,500,874
Hartford Financial Services Group Inc.	59,533	4,092,298
Jefferson-Pilot Corp.	28,879	1,467,053
Lincoln National Corp.	36,438	1,721,696
Loews Corp.	37,966	2,276,441
Marsh & McLennan Cos. Inc.	107,488	4,877,805
MBIA Inc.	29,507	1,685,440
MetLife Inc.	155,148	5,562,056
MGIC Investment Corp.	20,149	1,528,503
Principal Financial Group Inc.	65,876	2,291,167
Progressive Corp. (The)	44,317	3,780,240
Prudential Financial Inc.	108,025	5,019,922
SAFECO Corp.	28,369	1,248,236
St. Paul Travelers Companies Inc.	136,116	5,518,143
Torchmark Corp.	23,039	1,239,498
UNUMProvident Corp.	60,617	963,810
XL Capital Ltd. Class A	28,097	2,120,200

		106,387,912

INTERNET – 1.15%

eBay Inc.(1)	134,274	12,346,494
Monster Worldwide Inc.(1)	23,501	604,446
Symantec Corp.(1)	63,313	2,771,843
Yahoo! Inc.(1)	275,000	9,990,750

		25,713,533

IRON & STEEL – 0.10%

Allegheny Technologies Inc.	16,526	298,294
Nucor Corp.	16,030	1,230,463
United States Steel Corp.	22,733	798,383

		2,327,140

LEISURE TIME – 0.51%

Brunswick Corp.	19,086	778,709
Carnival Corp.	128,939	6,060,133
Harley-Davidson Inc.	60,696	3,759,510
Sabre Holdings Corp.	29,112	806,694

		11,405,046

LODGING – 0.31%

Harrah’s Entertainment Inc.	22,849	1,236,131
Hilton Hotels Corp.	77,649	1,448,930
Marriott International Inc. Class A	46,678	2,328,299
Starwood Hotels & Resorts Worldwide Inc.	42,060	1,886,391

		6,899,751

MACHINERY – 0.50%

Caterpillar Inc.	70,197	5,576,450
Cummins Inc.	8,657	541,063
Deere & Co.	50,729	3,558,132
Rockwell Automation Inc.	38,159	1,431,344

		11,106,989

MANUFACTURING – 5.70%

Cooper Industries Ltd.	19,103	1,134,909
Crane Co.	12,170	382,016
Danaher Corp.	62,864	3,259,498
Dover Corp.	41,462	1,745,550
Eastman Kodak Co.	58,669	1,582,890
Eaton Corp.	31,110	2,014,061
General Electric Co.	2,157,606	69,906,434

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
MANUFACTURING (Continued)

Honeywell International Inc.	176,080	$6,449,810
Illinois Tool Works Inc.	63,207	6,060,919
Ingersoll-Rand Co. Class A	35,641	2,434,637
ITT Industries Inc.	18,887	1,567,621
Pall Corp.	25,585	670,071
Textron Inc.	27,845	1,652,601
3M Co.	160,166	14,416,542
Tyco International Ltd.	409,686	13,576,994

		126,854,553

MEDIA – 3.32%

Clear Channel Communications Inc.	126,006	4,655,922
Comcast Corp. Class A(1)	459,222	12,871,993
Dow Jones & Co. Inc.	16,694	752,899
Gannett Co. Inc.	55,581	4,716,048
Knight Ridder Inc.	16,357	1,177,704
McGraw-Hill Companies Inc. (The)	39,218	3,002,922
Meredith Corp.	10,272	564,549
New York Times Co. Class A	30,497	1,363,521
Time Warner Inc.(1)	931,594	16,377,423
Tribune Co.	67,424	3,070,489
Univision Communications Inc. Class A(1)	66,013	2,107,795
Viacom Inc. Class B	354,837	12,674,778
Walt Disney Co. (The)	419,131	10,683,649

		74,019,692

METAL FABRICATE & HARDWARE – 0.02%

Worthington Industries Inc.	17,637	362,088

		362,088

MINING – 0.54%

Alcoa Inc.	177,597	5,866,029
Freeport-McMoRan Copper & Gold Inc.	35,831	1,187,798
Newmont Mining Corp.	90,284	3,499,408
Phelps Dodge Corp.(1)	18,948	1,468,659

		12,021,894

OFFICE & BUSINESS EQUIPMENT – 0.20%

Pitney Bowes Inc.	47,652	2,108,601
Xerox Corp.(1)	162,804	2,360,658

		4,469,259

OIL & GAS – 5.55%

Amerada Hess Corp.	18,401	1,457,175
Anadarko Petroleum Corp.	51,358	3,009,579
Apache Corp.	66,343	2,889,238
Burlington Resources Inc.	81,326	2,942,375
ChevronTexaco Corp.	218,818	20,592,962
ConocoPhillips	140,076	10,686,398
Devon Energy Corp.	48,846	3,223,836
EOG Resources Inc.	23,562	1,406,887
Exxon Mobil Corp.	1,337,674	59,406,102
Kerr-McGee Corp.	30,581	1,644,340
Marathon Oil Corp.	70,300	2,660,152
Nabors Industries Ltd.(1)	30,011	1,357,097
Noble Corp.(1)	27,390	1,037,807
Occidental Petroleum Corp.	79,737	3,860,068
Rowan Companies Inc.(1)	21,144	514,434
Sunoco Inc.	15,701	998,898
Transocean Inc.(1)	65,490	1,895,281
Unocal Corp.	53,567	2,035,546
Valero Energy Corp.	26,151	1,928,898

		123,547,073

OIL & GAS SERVICES – 0.65%

Baker Hughes Inc.	68,542	2,580,606
BJ Services Co.(1)	32,643	1,496,355
Halliburton Co.	89,680	2,713,717
Schlumberger Ltd.	120,188	7,633,140

		14,423,818

PACKAGING & CONTAINERS – 0.14%

Ball Corp.	11,534	831,025
Bemis Co.	21,755	614,579
Pactiv Corp.(1)	32,180	802,569
Sealed Air Corp.(1)	17,398	926,791

		3,174,964

PHARMACEUTICALS – 7.01%

Abbott Laboratories	319,398	13,018,662
Allergan Inc.	26,701	2,390,274
AmerisourceBergen Corp.	22,909	1,369,500
Bristol-Myers Squibb Co.	396,973	9,725,839
Cardinal Health Inc.	88,312	6,186,256
Caremark Rx Inc.(1)	93,168	3,068,954
Express Scripts Inc.(1)	16,071	1,273,305
Forest Laboratories Inc.(1)	75,437	4,271,997
Gilead Sciences Inc.(1)	43,735	2,930,245
Hospira Inc.(1)	32,002	883,255
King Pharmaceuticals Inc.(1)	49,376	565,355
Lilly (Eli) & Co.	230,779	16,133,760
Medco Health Solutions Inc.(1)	55,326	2,074,725
Merck & Co. Inc.	454,786	21,602,335
Mylan Laboratories Inc.	54,830	1,110,308
Pfizer Inc.	1,560,575	53,496,511
Schering-Plough Corp.	300,809	5,558,950
Watson Pharmaceuticals Inc.(1)	22,103	594,571
Wyeth	272,618	9,857,867

		156,112,669

PIPELINES – 0.18%

Dynegy Inc. Class A(1)	77,220	328,957
El Paso Corp.	128,903	1,015,756
Kinder Morgan Inc.	25,229	1,495,827
Williams Companies Inc.	106,092	1,262,495

		4,103,035

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.36%

Apartment Investment & Management Co. Class A	19,289	$600,467
Equity Office Properties Trust	81,838	2,225,994
Equity Residential	56,891	1,691,369
ProLogis	36,835	1,212,608
Simon Property Group Inc.	42,322	2,176,197

		7,906,635

RETAIL – 6.57%

AutoNation Inc.(1)	55,882	955,582
AutoZone Inc.(1)	17,242	1,381,084
Bed Bath & Beyond Inc.(1)	61,133	2,350,564
Best Buy Co. Inc.	66,246	3,361,322
Big Lots Inc.(1)	23,943	346,216
Circuit City Stores Inc.	42,311	547,927
Costco Wholesale Corp.	93,699	3,848,218
CVS Corp.	80,853	3,397,443
Darden Restaurants Inc.	33,757	693,706
Dillards Inc. Class A	17,038	379,947
Dollar General Corp.	68,476	1,339,391
Family Dollar Stores Inc.	35,299	1,073,796
Federated Department Stores Inc.	37,012	1,817,289
Gap Inc. (The)	183,369	4,446,698
Home Depot Inc.	455,072	16,018,534
Kohls Corp.(1)	69,597	2,942,561
Limited Brands Inc.	95,754	1,790,600
Lowe’s Companies Inc.	160,964	8,458,658
May Department Stores Co. (The)	59,080	1,624,109
McDonald’s Corp.	258,235	6,714,110
Nordstrom Inc.	28,127	1,198,491
Office Depot Inc.(1)	64,081	1,147,691
Penney (J.C.) Co. Inc. (Holding Co.)	57,370	2,166,291
RadioShack Corp.	33,600	961,968
Sears, Roebuck and Co.	44,059	1,663,668
Staples Inc.	101,362	2,970,920
Starbucks Corp.(1)	80,805	3,513,401
Target Corp.	186,573	7,923,755
Tiffany & Co.	30,012	1,105,942
TJX Companies Inc.	102,041	2,463,270
Toys R Us Inc.(1)	43,716	696,396
Walgreen Co.	209,864	7,599,175
Wal-Mart Stores Inc.	877,273	46,284,923
Wendy’s International Inc.	23,327	812,713
Yum! Brands Inc.(1)	59,745	2,223,709

		146,220,068

SAVINGS & LOANS – 0.52%

Golden West Financial Corp.	31,101	3,307,591
Sovereign Bancorp Inc.	62,539	1,382,112
Washington Mutual Inc.	177,369	6,853,538

		11,543,241

SEMICONDUCTORS – 3.58%

Advanced Micro Devices Inc.(1)	71,344	1,134,370
Altera Corp.(1)	77,540	1,722,939
Analog Devices Inc.	76,607	3,606,658
Applied Materials Inc.(1)	344,069	6,750,634
Applied Micro Circuits Corp.(1)	62,887	334,559
Broadcom Corp. Class A(1)	63,959	2,991,362
Intel Corp.	1,323,229	36,521,120
KLA-Tencor Corp.(1)	39,859	1,968,237
Linear Technology Corp.	63,759	2,516,568
LSI Logic Corp.(1)	77,616	591,434
Maxim Integrated Products Inc.	66,316	3,476,285
Micron Technology Inc.(1)	125,005	1,913,827
National Semiconductor Corp.(1)	73,852	1,624,005
Novellus Systems Inc.(1)	30,930	972,439
NVIDIA Corp.(1)	33,187	680,334
PMC-Sierra Inc.(1)	35,356	507,359
QLogic Corp.(1)	19,341	514,277
Teradyne Inc.(1)	39,159	888,909
Texas Instruments Inc.	354,273	8,566,321
Xilinx Inc.	70,639	2,352,985

		79,634,622

SOFTWARE – 5.02%

Adobe Systems Inc.	48,555	2,257,808
Autodesk Inc.	22,841	977,823
Automatic Data Processing Inc.	121,190	5,075,437
BMC Software Inc.(1)	46,322	856,957
Citrix Systems Inc.(1)	34,211	696,536
Computer Associates International Inc.	119,149	3,343,321
Compuware Corp.(1)	78,655	519,123
Electronic Arts Inc.(1)	61,668	3,363,989
First Data Corp.	178,880	7,963,738
Fiserv Inc.(1)	39,681	1,543,194
IMS Health Inc.	48,730	1,142,231
Intuit Inc.(1)	39,698	1,531,549
Mercury Interactive Corp.(1)	18,611	927,386
Microsoft Corp.	2,207,897	63,057,538
Novell Inc.(1)	77,769	652,482
Oracle Corp.(1)	1,064,080	12,694,474
Parametric Technology Corp.(1)	54,554	272,770
PeopleSoft Inc.(1)	75,581	1,398,249
Siebel Systems Inc.(1)	101,493	1,083,945
Veritas Software Corp.(1)	87,891	2,434,581

		111,793,131

TELECOMMUNICATIONS – 6.36%

ADC Telecommunications Inc.(1)	164,833	468,126
Alltel Corp.	63,440	3,211,333
Andrew Corp.(1)	32,239	645,102
AT&T Corp.	161,688	2,365,495
AT&T Wireless Services Inc.(1)	556,837	7,973,906
Avaya Inc.(1)	89,977	1,420,737
BellSouth Corp.	375,466	9,844,719
CenturyTel Inc.	29,131	875,095

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
TELECOMMUNICATIONS (Continued)

CIENA Corp.(1)	117,622	$437,554
Cisco Systems Inc.(1)	1,383,372	32,785,916
Citizens Communications Co.(1)	58,240	704,704
Comverse Technology Inc.(1)	39,460	786,832
Corning Inc.(1)	279,624	3,651,889
JDS Uniphase Corp.(1)	293,792	1,113,472
Lucent Technologies Inc.(1)	872,993	3,299,914
Motorola Inc.	478,678	8,735,874
Nextel Communications Inc. Class A(1)	226,447	6,037,077
QUALCOMM Inc.	165,486	12,077,168
Qwest Communications International Inc.(1)	361,914	1,299,271
SBC Communications Inc.	677,467	16,428,575
Scientific-Atlanta Inc.	31,078	1,072,191
Sprint Corp. (FON Group)	291,014	5,121,846
Tellabs Inc.(1)	85,378	746,204
Verizon Communications Inc.	566,101	20,487,195

		141,590,195

TEXTILES – 0.07%

Cintas Corp.	34,962	1,666,639

		1,666,639

TOYS, GAMES & HOBBIES – 0.10%

Hasbro Inc.	35,726	678,794
Mattel Inc.	87,576	1,598,262

		2,277,056

TRANSPORTATION – 1.45%

Burlington Northern Santa Fe Corp.	75,997	2,665,215
CSX Corp.	43,816	1,435,850
FedEx Corp.	61,063	4,988,236
Norfolk Southern Corp.	79,928	2,119,691
Ryder System Inc.	13,126	525,959
Union Pacific Corp.	52,700	3,133,015
United Parcel Service Inc. Class B	230,665	17,339,088

		32,207,054

TOTAL COMMON STOCKS (Cost: $2,348,442,898)		2,176,690,568

SHORT-TERM INVESTMENTS – 9.42%

MONEY MARKET FUNDS – 4.41%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(2)(4)	82,247,859	82,247,859
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(2)(4)	14,198,956	14,198,956
BlackRock Temp Cash Money Market Fund(2)	651,623	651,623
Short-Term Investment Co. - Liquid Assets Money Market Portfolio(2)	1,250,408	1,250,408

		98,348,846

Security	Principal	Value
FLOATING RATE NOTES – 2.08%

Beta Finance Inc.
1.07%, 05/04/05(2)(3)	$774,489	$774,358
1.13%, 10/12/04(2)(3)	645,407	645,389
1.19%, 09/15/04(2)(3)	1,290,814	1,290,787
1.27%, 03/15/05(2)(3)	645,407	645,772
1.34%, 08/23/04(2)(3)	645,407	645,487
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(2)	968,111	968,072
1.38%, 11/22/04(2)	322,704	322,713
1.40%, 10/29/04(2)	1,290,814	1,290,804
CC USA Inc.
1.07%, 07/16/04(2)	322,704	322,560
1.07%, 05/04/05(2)(3)	1,290,814	1,290,597
1.24%, 07/15/04(2)(3)	645,407	645,416
1.29%, 04/15/05(2)(3)	1,290,814	1,290,712
1.51%, 02/15/05(2)(3)	839,029	839,855
DEPFA Bank PLC
1.27%, 06/15/05(2)	1,290,814	1,290,814
Dorada Finance Inc.
1.04%, 07/01/04(2)	451,785	451,785
1.24%, 08/09/04(2)	322,704	322,698
1.48%, 01/18/05(2)(3)	968,111	968,084
Five Finance Inc.
1.28%, 04/29/05(2)(3)	1,032,651	1,032,566
HBOS Treasury Services PLC
1.24%, 04/01/05(2)	826,121	826,059
1.58%, 04/22/05(2)	1,290,814	1,290,814
K2 USA LLC
1.19%, 08/16/04(2)(3)	322,704	322,697
1.26%, 09/27/04(2)(3)	1,394,079	1,394,029
1.46%, 01/12/05(2)(3)	645,407	645,373
Key Bank, NA
1.38%, 07/01/04(2)	3,162,495	3,162,495
Links Finance LLC
1.09%, 07/20/04(2)	516,326	516,320
1.18%, 04/15/05(2)(3)	1,290,814	1,290,611
1.19%, 04/25/05(2)	1,290,814	1,291,500
Nationwide Building Society
1.14%, 07/23/04(2)(3)	968,111	968,111
1.59%, 07/28/05(2)(3)	1,290,814	1,290,814
1.63%, 12/09/04(2)	1,071,376	1,063,566
Nordea Bank PLC
2.11%, 06/07/05(2)	1,290,814	1,290,575
Northern Rock PLC
1.11%, 01/13/05(2)(3)	1,226,274	1,226,274
Permanent Financing PLC
1.13%, 03/10/05(2)	1,290,814	1,290,814
1.14%, 12/10/04(2)	645,407	645,408
Sigma Finance Inc.
1.07%, 07/01/04(2)	645,407	645,408
1.08%, 10/07/04(2)	1,290,814	1,290,745
1.09%, 07/20/04(2)	645,407	645,400
1.24%, 08/06/04(2)	322,704	322,700

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
FLOATING RATE NOTES (Continued)

Tango Finance Corp.
1.06%, 07/06/04(2)(3)	$387,244	$387,244
1.08%, 07/15/04(2)(3)	387,244	387,239
1.11%, 04/07/05(2)(3)	473,729	473,692
1.20%, 01/18/05(2)(3)	567,958	567,927
1.20%, 05/17/05(2)(3)	1,071,376	1,071,329
1.23%, 02/25/05(2)(3)	722,856	722,762
WhistleJacket Capital LLC
1.20%, 09/15/04(2)(3)	645,407	645,380
1.26%, 10/20/04(2)	319,735	318,493
1.32%, 02/04/05(2)(3)	322,704	322,666
1.48%, 06/15/05(2)(3)	645,407	645,266
White Pine Finance LLC
1.08%, 07/06/04(2)(3)	774,489	774,488
1.19%, 04/15/05(2)(3)	968,111	967,958
1.20%, 11/15/04(2)(3)	774,489	774,489
1.21%, 05/20/05(2)	580,866	580,815
1.21%, 06/15/05(2)(3)	529,234	529,234
1.27%, 08/26/04(2)(3)	645,407	645,384

		46,272,548

TIME DEPOSITS – 1.21%

Abbey National Treasury Services PLC
1.25%, 01/06/05(2)	1,290,814	1,290,814
1.33%, 02/10/05(2)	645,407	645,348
1.39%, 02/02/05(2)	645,407	645,350
1.39%, 04/08/05(2)	903,570	903,466
1.40%, 10/25/04(2)	1,290,814	1,290,753
Bank of New York
1.39%, 11/01/04(2)	1,290,814	1,290,771
1.60%, 12/03/04(2)	322,704	322,634
Bank of Novia Scotia
1.13%, 10/06/04(2)	1,290,814	1,290,814
1.24%, 10/07/04(2)	968,111	968,085
1.42%, 10/29/04(2)	968,111	968,135
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(2)	645,407	645,597
1.22%, 06/23/05(2)	1,290,814	1,290,435
1.25%, 01/06/05(2)	1,290,814	1,290,847
Prudential Funding LLC
1.60%, 12/01/04(2)	645,407	641,018
SunTrust Bank
1.38%, 07/01/04(2)	2,581,628	2,581,628
Toronto-Dominion Bank
1.22%, 03/23/05(2)	2,258,925	2,258,637
1.34%, 02/10/05(2)	516,326	516,278
1.41%, 11/01/04(2)	968,111	968,078
1.77%, 05/10/05(2)	645,407	645,352
1.90%, 05/11/05(2)	645,407	645,352
UBS Finance (Delaware)
1.10%, 09/08/04(2)	1,290,814	1,288,093
1.11%, 12/17/04(2)	1,936,221	1,926,132
1.13%, 08/09/04(2)	1,290,814	1,289,234
1.14%, 09/29/04(2)	1,290,814	1,287,152

		26,890,003

COMMERCIAL PAPER – 1.00%

Alpine Securitization Corp.
1.08%, 07/06/04(2)	438,877	438,812
1.22%, 07/13/04(2)	387,244	387,087
Amsterdam Funding Corp.
1.08%, 07/07/04(2)	903,570	903,408
1.11%, 07/09/04(2)	1,523,161	1,522,785
1.18%, 07/20/04(2)	484,055	483,754
1.21%, 07/21/04(2)	322,704	322,487
1.22%, 07/19/04(2)	387,244	387,008
Cantabric Finance LLC
1.09%, 07/22/04(2)	968,111	967,496
CRC Funding LLC
1.10%, 07/07/04(2)	503,418	503,325
Edison Asset Securitization
1.06%, 07/07/04(2)	645,407	645,293
1.06%, 07/08/04(2)	322,704	322,637
1.07%, 09/21/04(2)	645,407	643,835
1.45%, 11/09/04(2)	1,290,814	1,284,003
1.59%, 12/02/04(2)	1,290,814	1,282,035
Falcon Asset Securitization Corp.
1.22%, 07/23/04(2)	787,177	786,590
Galaxy Funding Inc.
1.07%, 07/20/04(2)	580,866	580,538
Grampian Funding LLC
1.08%, 07/07/04(2)	387,244	387,175
1.26%, 10/22/04(2)	1,290,814	1,285,730
1.44%, 10/27/04(2)	1,290,814	1,284,722
1.59%, 11/30/04(2)	645,407	641,074
Jupiter Securitization Corp.
1.10%, 07/07/04(2)	451,785	451,702
1.21%, 07/19/04(2)	645,407	645,017
1.24%, 07/23/04(2)	425,969	425,646
New Center Asset Trust
1.22%, 07/19/04(2)	387,244	387,008
Preferred Receivables Funding Corp.
1.23%, 07/21/04(2)	903,570	902,953
Receivables Capital Corp.
1.07%, 07/02/04(2)	535,456	535,440
1.21%, 07/19/04(2)	968,111	967,525
Scaldis Capital LLC
1.21%, 07/15/04(2)	645,407	645,104
1.24%, 07/19/04(2)	322,704	322,503
Sydney Capital Corp.
1.15%, 07/09/04(2)	322,704	322,621
1.25%, 10/22/04(2)	429,583	427,897
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(2)	231,043	230,962
1.24%, 07/20/04(2)	968,111	967,477

		22,291,649

REPURCHASE AGREEMENTS – 0.41%

Banc of America Securities LLC
1.45%, 07/01/04(2)	2,581,628	2,581,628

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
REPURCHASE AGREEMENTS (Continued)

Goldman Sachs & Co.
1.60%, 07/01/04(2)	$6,454,071	$6,454,071

		9,035,699

U.S. GOVERNMENT AGENCY NOTES – 0.17%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(2)	516,326	515,426
1.63%, 04/15/05(2)	903,570	905,845
2.06%, 05/31/05(2)	643,510	631,211
Federal National Mortgage Association
1.28%, 08/20/04(2)	1,678,058	1,675,075

		3,727,557

U.S. TREASURY OBLIGATIONS – 0.14%

U.S. Treasury Bill
1.24%(5), 09/23/04(6)	3,250,000	3,240,211

		3,240,211

TOTAL SHORT-TERM INVESTMENTS (Cost: $209,806,663)		209,806,513

TOTAL INVESTMENTS IN SECURITIES – 107.15% (Cost: $2,558,249,561)		2,386,497,081

Other Assets, Less Liabilities – (7.15%)		(159,192,736)

NET ASSETS – 100.00%		$2,227,304,345

(1)	Non-income earning securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Yield to maturity.
(6)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$175,252,022	$5,231,758,974	$2,461,802,746

Affiliates of the investment adviser	$19,916,727	$—	$96,446,815

Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$177,076,637	$3,791,758,974	$2,290,050,266
Affiliates of the investment adviser	19,916,727	—	96,446,815
Repurchase agreements, at value and cost (Note 1)	—	1,440,000,000	—
Cash	—	76	—
Receivables:
Investment securities sold	1,652,668	—	—
Dividends and interest	1,683,452	9,781,752	3,098,642
Due from broker – variation margin	—	—	217,350

Total Assets	200,329,484	5,241,540,802	2,389,813,073

LIABILITIES
Payables:
Investment securities purchased	12,767,973	—	4,723,416
Collateral for securities loaned (Note 4)	27,224,248	—	157,536,938
Investment advisory fees (Note 2)	21,649	915,541	248,374

Total Liabilities	40,013,870	915,541	162,508,728

NET ASSETS	$160,315,614	$5,240,625,261	$2,227,304,345

(a)	Securities on loan with market values of $26,627,093, $ — and $152,934,417, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends	$—	$—	$26,149,076
Interest	8,964,613	30,036,513	488,747
Securities lending income	44,855	—	108,129

Total investment income	9,009,468	30,036,513	26,745,952

EXPENSES (NOTE 2)
Investment advisory fees	157,229	2,613,885	822,541

Total expenses	157,229	2,613,885	822,541

Net investment income	8,852,239	27,422,628	25,923,411

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	1,270,512	(10,050)	(1,449,663)
Net realized gain from in-kind redemptions	23,820,265	—	559,588,129
Net realized gain on futures contracts	—	—	2,642,625
Net change in unrealized appreciation (depreciation) of investments	(18,188,556)	—	(452,024,735)
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	(931,477)

Net realized and unrealized gain (loss)	6,902,221	(10,050)	107,824,879

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,754,460	$27,412,578	$133,748,290

The accompanying notes are an integral part of these financial statements.

31

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,852,239	$27,119,859	$27,422,628	$48,736,227	$25,923,411	$49,900,066
Net realized gain (loss)	25,090,777	7,061,998	(10,050)	120,352	560,781,091	16,069,488
Net change in unrealized appreciation (depreciation)	(18,188,556)	(9,218,441)	—	—	(452,956,212)	686,078,250

Net increase in net assets resulting from operations	15,754,460	24,963,416	27,412,578	48,856,579	133,748,290	752,047,804

Interestholder transactions:
Contributions	150,363,443	167,635,199	4,841,649,847	13,745,249,528	498,317,517	1,247,904,502
Withdrawals	(668,153,710)	(160,731,769)	(4,357,446,357)	(12,953,858,697)	(2,036,154,059)	(708,478,794)

Net increase (decrease) in net assets resulting from interestholder transactions	(517,790,267)	6,903,430	484,203,490	791,390,831	(1,537,836,542)	539,425,708

Increase (decrease) in net assets	(502,035,807)	31,866,846	511,616,068	840,247,410	(1,404,088,252)	1,291,473,512

NET ASSETS:
Beginning of period	662,351,421	630,484,575	4,729,009,193	3,888,761,783	3,631,392,597	2,339,919,085

End of period	$160,315,614	$662,351,421	$5,240,625,261	$4,729,009,193	$2,227,304,345	$3,631,392,597

The accompanying notes are an integral part of these financial statements.

32

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income

33

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

FUTURES CONTRACTS

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the S&P 500 Index Master Portfolio were as follows:

Number of Contracts	Position	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
189	Long	S&P 500	09/17/04	$50,992,900	$271,056

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a face amount of $3,250,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to interestholders.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

34

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The repurchase agreements held by the Money Market Master Portfolio at June 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	5.00% - 8.00%	03/01/12 - 06/01/34	$40,800,000
Bank of America N.A. Tri-Party	5.00 - 5.50	08/01/33 - 06/01/34	714,000,000
Credit Suisse First Boston Tri-Party	4.50	03/01/19 - 04/01/19	40,801,917
Goldman Sachs Tri-Party	3.07 - 10.00	06/01/10 - 11/01/35	550,800,000
JP Morgan Chase & Co. Tri-Party	3.29 - 6.94	10/01/09 - 05/01/34	40,802,614
Lehman Brothers Tri-Party	2.90 - 8.22	12/01/08 - 08/01/36	40,798,849
Merrill Lynch Tri-Party	2.44 - 7.17	12/01/07 - 01/01/34	40,797,988

The repurchase agreements held by the Bond Index and S&P 500 Index Master Portfolios at June 30, 2004 represent collateral from securities on loan. For further information, see Note 4 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$43,230
S&P 500 Index	107,236

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds.

35

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the six months ended June 30, 2004, including interest income, were as follows:

Master Portfolio and Name of Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Bond Index IMMF	44,306	4,440,830	4,473,414	11,722	$11,722,430	$229,539
S&P 500 Index IMMF	42,866	5,901,950	5,895,787	49,029	49,029,364	461,215

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolios’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolios also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2004 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$136,000,157	$522,525,443	$18,911,016	$190,557,203
S&P 500 Index	—	—	198,065,356	1,709,047,693

For the six months ended June 30, 2004, the Bond Index and S&P 500 Index Master Portfolios paid in-kind redemption proceeds of portfolio securities in the amount of $549,618,304 and $1,690,310,761, respectively. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolios’ Statements of Operations.

At June 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized (Depreciation)
Bond Index	$202,455,416	$—	$(5,462,052)	$(5,462,052)
S&P 500 Index	2,701,898,199	53,626,152	(369,027,270)	(315,401,118)

At June 30, 2004, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001		Year Ended December 31, 2000	Period Ended December 31, 1999 (1)		Year Ended February 28, 1999
Bond Index
Ratio of expenses to average net assets(3)	0.08%		0.08%		0.08%	0.08%		0.08%	0.08%		0.08%
Ratio of net investment income to average net assets(3)	4.50%		4.24%		5.27%	5.98	%(5)	6.73%	6.44%		6.31%
Portfolio turnover rate	37	%(6)	67%		118%	53%		52%	25%		28%
Total return	0.15	%(2)	4.07%		10.05%	8.94%		11.91%	(0.67	)%(2)	6.39%
Money Market
Ratio of expenses to average net assets(3)	0.10%		0.10%		0.10%	0.10%		0.10%	0.10%		0.10	%(4)
Ratio of net investment income to average net assets(3)	1.05%		1.15%		1.80%	3.66%		6.43%	5.23%		5.17	%(4)
Total return	0.53	%(2)	1.16%		1.84%	4.23%		6.52%	4.44	%(2)	2.61	%(2)(4)
S&P 500 Index
Ratio of expenses to average net assets(3)	0.05%		0.05%		0.05%	0.05%		0.05%	0.05%		0.05%
Ratio of net investment income to average net assets(3)	1.58%		1.74%		1.57%	1.31%		1.22%	1.44%		1.61%
Portfolio turnover rate	6	%(6)	8	%(6)	12%	9%		10%	7%		11%
Total return	3.42	%(2)	28.52%		(22.05)%	(11.96)%		(9.19)%	19.82	%(2)	19.65%

(1)	For the ten months ended December 31, 1999. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)	Not annualized.
(3)	Annualized for periods of less than one year.
(4)	For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(5)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(6)	Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the S&P 500 Index Master Portfolio’s portfolio turnover rates would have been 1% and 4%, for the six months ended June 30, 2004 and the year ended december 31, 2003, respectively. Excluding in-kind transactions, the portfolio turnover rate for the Bond Index Master Portfolio was 37% for the six months ended June 30, 2004.

37

Notes:

38

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 85.77%

Active Stock Master Portfolio(1)		$33,803,461
CoreAlpha Bond Master Portfolio(1)		100,916,658

TOTAL MASTER PORTFOLIOS		134,720,119

EXCHANGE-TRADED FUNDS – 13.71%

iShares MSCI EAFE Index Fund(1)	99,841	14,277,263
iShares Russell 2000 Index Fund(1)	29,601	3,492,622
iShares S&P MidCap 400 Index Fund(1)	31,011	3,770,938

TOTAL EXCHANGE-TRADED FUNDS (Cost: $20,602,158)		21,540,823

SHORT-TERM INVESTMENTS – 0.70%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	1,100,737	1,100,737

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,100,737)		1,100,737

TOTAL INVESTMENTS – 100.18%		157,361,679

Other Assets, Less Liabilities – (0.18%)		(277,765)

NET ASSETS – 100.00%		$157,083,914

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

18

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 81.96%

Active Stock Master Portfolio(1)		$121,890,767
CoreAlpha Bond Master Portfolio(1)		199,458,196

TOTAL MASTER PORTFOLIOS		321,348,963

EXCHANGE-TRADED FUNDS – 17.56%

iShares MSCI EAFE Index Fund(1)	329,824	47,164,832
iShares Russell 2000 Index Fund(1)	90,689	10,700,395
iShares S&P MidCap 400 Index Fund(1)	90,414	10,994,343

TOTAL EXCHANGE-TRADED FUNDS (Cost: $65,908,294)		68,859,570

SHORT-TERM INVESTMENTS – 1.10%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	4,320,848	4,320,848

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,320,848)		4,320,848

TOTAL INVESTMENTS – 100.62%		394,529,381

Other Assets, Less Liabilities – (0.62%)		(2,448,174)

NET ASSETS – 100.00%		$392,081,207

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

19

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 77.60%

Active Stock Master Portfolio(1)		$327,740,265
CoreAlpha Bond Master Portfolio(1)		255,936,999

TOTAL MASTER PORTFOLIOS		583,677,264

EXCHANGE-TRADED FUNDS – 22.08%

iShares MSCI EAFE Index Fund(1)	845,806	120,950,258
iShares Russell 2000 Index Fund(1)	184,319	21,747,799
iShares S&P MidCap 400 Index Fund(1)	192,362	23,391,219

TOTAL EXCHANGE-TRADED FUNDS (Cost: $158,732,677)		166,089,276

SHORT-TERM INVESTMENTS – 0.77%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	5,741,988	5,741,988

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,741,988)		5,741,988

TOTAL INVESTMENTS – 100.45%		755,508,528

Other Assets, Less Liabilities – (0.45%)		(3,363,394)

NET ASSETS – 100.00%		$752,145,134

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

20

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 73.98%

Active Stock Master Portfolio(1)		$215,345,053
CoreAlpha Bond Master Portfolio(1)		84,470,159

TOTAL MASTER PORTFOLIOS		299,815,212

EXCHANGE-TRADED FUNDS – 25.48%

iShares MSCI EAFE Index Fund(1)	538,529	77,009,649
iShares Russell 2000 Index Fund(1)	106,878	12,610,535
iShares S&P MidCap 400 Index Fund(1)	112,058	13,626,253

TOTAL EXCHANGE-TRADED FUNDS (Cost: $98,818,769)		103,246,437

SHORT-TERM INVESTMENTS – 1.04%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	4,198,937	4,198,937

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,198,937)		4,198,937

TOTAL INVESTMENTS – 100.50%		407,260,586

Other Assets, Less Liabilities – (0.50%)		(2,008,167)

NET ASSETS – 100.00%		$405,252,419

(1)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

21

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
MASTER PORTFOLIOS – 71.82%

Active Stock Master Portfolio(1)		$153,427,725
CoreAlpha Bond Master Portfolio(1)		24,740,368

TOTAL MASTER PORTFOLIOS		178,168,093

EXCHANGE-TRADED FUNDS – 27.75%

iShares MSCI EAFE Index Fund(1)	347,660	49,715,379
iShares Russell 2000 Index Fund(1)	78,531	9,265,873
iShares S&P MidCap 400 Index Fund(1)	81,097	9,861,395

TOTAL EXCHANGE-TRADED FUNDS (Cost: $65,951,763)		68,842,647

SHORT-TERM INVESTMENTS – 0.69%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(1)	1,714,645	1,714,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,714,645)		1,714,645

TOTAL INVESTMENTS – 100.26%		248,725,385

Other Assets, Less Liabilities – (0.26%)		(652,458)

NET ASSETS – 100.00%		$248,072,927

(1)	Issuer is an affiliate of the master portfolio’s investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

22

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Shares	Value
COMMON STOCKS – 101.50%

AEROSPACE & DEFENSE – 0.90%

General Dynamics Corp.	14,372	$1,427,140
Goodrich (B.F.) Co.	68,429	2,212,310
Lockheed Martin Corp.	6,256	325,812
Rockwell Collins Inc.	76,727	2,556,544
United Defense Industries Inc.(1)	27,778	972,230

		7,494,036

AGRICULTURE – 1.20%

Altria Group Inc.	72,874	3,647,344
Loews Corporation – Carolina Group	1,606	39,427
Monsanto Co.	139,992	5,389,692
UST Inc.	26,532	955,152

		10,031,615

AIRLINES – 0.28%

Southwest Airlines Co.	139,160	2,333,713

		2,333,713

APPAREL – 0.30%

Jones Apparel Group Inc.	11,254	444,308
Timberland Co. Class A(1)	31,473	2,032,841

		2,477,149

AUTO MANUFACTURERS – 1.12%

Ford Motor Company	596,898	9,341,454

		9,341,454

AUTO PARTS & EQUIPMENT – 0.26%

American Axle & Manufacturing Holdings Inc.	21,934	797,520
Autoliv Inc.	33,094	1,396,567

		2,194,087

BANKS – 5.57%

Bank of America Corp.	265,992	22,508,243
Bank One Corp.	63,423	3,234,573
U.S. Bancorp	172,635	4,757,821
UnionBanCal Corp.	1,308	73,771
Wachovia Corp.	191,986	8,543,377
Wells Fargo & Co.	129,194	7,393,773

		46,511,558

BEVERAGES – 3.69%

Anheuser-Busch Companies Inc.	152,455	8,232,570
Coca-Cola Co. (The)	32,808	1,656,148
Coca-Cola Enterprises Inc.	58,958	1,709,192
Coors (Adolf) Co. Class B	3,500	253,190
Pepsi Bottling Group Inc.	239,557	7,316,071
PepsiCo Inc.	215,940	11,634,847

		30,802,018

BIOTECHNOLOGY – 0.97%

Affymetrix Inc.(1)	6,784	222,040
Genentech Inc.(1)	139,640	7,847,768

		8,069,808

BUILDING MATERIALS – 0.04%

Vulcan Materials Co.	5,113	243,123
York International Corp.	1,634	67,108

		310,231

CHEMICALS – 0.65%

Dow Chemical Co. (The)	59,354	2,415,708
International Flavors & Fragrances Inc.	14,930	558,382
PPG Industries Inc.	13,301	831,179
Sherwin-Williams Co. (The)	11,703	486,260
Sigma-Aldrich Corp.	18,822	1,121,979

		5,413,508

COMMERCIAL SERVICES – 2.50%

Accenture Ltd.(1)	288,251	7,921,137
Cendant Corp.	443,333	10,852,792
Convergys Corp.(1)	105,804	1,629,382
Deluxe Corp.	173	7,525
MPS Group Inc.(1)	5,261	63,763
University of Phoenix Online(1)	4,908	429,892

		20,904,491

COMPUTERS – 5.66%

EMC Corp.(1)	950,325	10,833,705
Hewlett-Packard Co.	165,601	3,494,181
International Business Machines Corp.	167,404	14,756,663
Lexmark International Inc.(1)	63,056	6,086,796
Storage Technology Corp.(1)	55,694	1,615,126
Sun Microsystems Inc.(1)	1,025,221	4,449,459
SunGard Data Systems Inc.(1)	165,503	4,303,078
Synopsys Inc.(1)	60,809	1,728,800

		47,267,808

COSMETICS & PERSONAL CARE – 1.83%

Colgate-Palmolive Co.	178	10,404
Estee Lauder Companies Inc. Class A	8,499	414,581
Gillette Co. (The)	283,170	12,006,408
Procter & Gamble Co.	51,765	2,818,087

		15,249,480

DISTRIBUTION & WHOLESALE – 0.01%

Ingram Micro Inc. Class A(1)	7,005	101,362

		101,362

DIVERSIFIED FINANCIAL SERVICES – 11.06%

Citigroup Inc.	589,566	27,414,819
Countrywide Financial Corp.	15,091	1,060,143
Doral Financial Corp.	1,672	57,684

23

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)

Federal Home Loan Mortgage Corporation	96,141	$6,085,725
Federal National Mortgage Association	155,993	11,131,660
Goldman Sachs Group Inc. (The)	30,634	2,884,497
JP Morgan Chase & Co.	381,151	14,777,224
MBNA Corp.	276,715	7,136,480
Merrill Lynch & Co. Inc.	157,137	8,482,255
Morgan Stanley	251,646	13,279,359

		92,309,846

ELECTRIC – 1.69%

Constellation Energy Group Inc.	17,728	671,891
Edison International	22,777	582,408
Entergy Corp.	95,156	5,329,688
Exelon Corp.	220,751	7,348,801
PG&E Corp.(1)	4,932	137,800

		14,070,588

ELECTRICAL COMPONENTS & EQUIPMENT – 0.01%

Emerson Electric Co.	462	29,360
Hubbell Inc. Class B	1,447	67,589

		96,949

ELECTRONICS – 0.89%

Agilent Technologies Inc.(1)	103,013	3,016,221
Parker Hannifin Corp.	48,830	2,903,432
Sanmina-SCI Corp.(1)	150,331	1,368,012
Symbol Technologies Inc.	4,660	68,688
Tektronix Inc.	1,929	65,625

		7,421,978

ENTERTAINMENT – 0.22%

GTECH Holdings Corp.	39,191	1,814,935

		1,814,935

FOOD – 0.96%

Kroger Co.(1)	24,190	440,258
Sara Lee Corp.	6,196	142,446
SUPERVALU Inc.	101,403	3,103,946
Tyson Foods Inc. Class A	207,341	4,343,794

		8,030,444

FOREST PRODUCTS & PAPER – 0.48%

Georgia-Pacific Corp.	101,672	3,759,831
Louisiana-Pacific Corp.	9,513	224,982

		3,984,813

HAND & MACHINE TOOLS – 0.57%

Black & Decker Corp.	72,681	4,515,671
Snap-On Inc.	2,085	69,952
Stanley Works (The)	4,705	214,454

		4,800,077

HEALTH CARE-PRODUCTS – 4.88%

Becton, Dickinson & Co.	176,858	9,161,244
Johnson & Johnson	388,894	21,661,396
Medtronic Inc.	120,506	5,871,052
Varian Medical Systems Inc.(1)	51,121	4,056,451

		40,750,143

HEALTH CARE-SERVICES – 2.08%

Aetna Inc.	282	23,970
Coventry Health Care Inc.(1)	58,001	2,836,249
DaVita Inc.(1)	2,171	66,932
Humana Inc.(1)	95,754	1,618,243
UnitedHealth Group Inc.	186,036	11,580,741
Universal Health Services Inc. Class B	18,656	856,124
WellPoint Health Networks Inc.(1)	3,082	345,215

		17,327,474

HOME BUILDERS – 0.70%

Centex Corp.	41,515	1,899,311
NVR Inc.(1)	8,101	3,922,504

		5,821,815

HOME FURNISHINGS – 1.18%

Harman International Industries Inc.	54,034	4,917,094
Whirlpool Corp.	71,789	4,924,725

		9,841,819

HOUSEHOLD PRODUCTS & WARES – 0.38%

Fortune Brands Inc.	41,397	3,122,576
Tupperware Corp.	2,297	44,631

		3,167,207

INSURANCE – 4.29%

ACE Ltd.	90,676	3,833,781
Allstate Corp. (The)	130,748	6,086,319
American International Group Inc.	148,684	10,598,196
Berkley (W.R.) Corp.	28,083	1,206,165
CIGNA Corp.	45,765	3,149,090
Everest Re Group Ltd.	22,105	1,776,358
Fidelity National Financial Inc.	73,425	2,741,689
Lincoln National Corp.	28,240	1,334,340
Marsh & McLennan Cos. Inc.	80,114	3,635,573
MetLife Inc.	34,991	1,254,427
Nationwide Financial Services Inc.	4,967	186,809

		35,802,747

INTERNET – 0.34%

Amazon.com Inc.(1)	13,814	751,482
CheckFree Corp.(1)	3,199	95,970
VeriSign Inc.(1)	99,919	1,988,388

		2,835,840

LEISURE TIME – 0.04%

Brunswick Corp.	7,603	310,202

		310,202

24

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares	Value
LODGING – 0.48%

Caesars Entertainment Inc.(1)	15,498	$232,470
Harrah’s Entertainment Inc.	69,386	3,753,783

		3,986,253

MACHINERY – 0.25%

Deere & Co.	23,153	1,623,951
Flowserve Corp.(1)	597	14,889
Rockwell Automation Inc.	11,445	429,302

		2,068,142

MANUFACTURING – 3.99%

General Electric Co.	573,464	18,580,234
ITT Industries Inc.	2,069	171,727
Pentair Inc.	844	28,392
3M Co.	161,219	14,511,314

		33,291,667

MEDIA – 4.68%

Cox Communications Inc. Class A(1)	922	25,622
Fox Entertainment Group Inc. Class A(1)	208,554	5,568,392
Hearst-Argyle Television Inc.	3,455	89,070
McGraw-Hill Companies Inc. (The)	124,570	9,538,325
Time Warner Inc.(1)	485,284	8,531,293
Viacom Inc. Class B	357,865	12,782,938
Walt Disney Co. (The)	98,409	2,508,445

		39,044,085

MINING – 0.24%

Alcoa Inc.	2,281	75,341
Phelps Dodge Corp.(1)	24,462	1,896,050

		1,971,391

OIL & GAS – 5.76%

Anadarko Petroleum Corp.	65,459	3,835,897
Exxon Mobil Corp.	373,999	16,609,296
Marathon Oil Corp.	240,936	9,117,018
Occidental Petroleum Corp.	211,142	10,221,384
Pogo Producing Co.	12,483	616,660
Valero Energy Corp.	104,034	7,673,548

		48,073,803

OIL & GAS SERVICES – 0.57%

Baker Hughes Inc.	55,466	2,088,295
Schlumberger Ltd.	42,151	2,677,010

		4,765,305

PACKAGING & CONTAINERS – 0.14%

Pactiv Corp.(1)	45,598	1,137,214

		1,137,214

PHARMACEUTICALS – 6.98%

Endo Pharmaceuticals Holdings Inc.(1)	13,387	313,925
ImClone Systems Inc.(1)	51,933	4,455,332
King Pharmaceuticals Inc.(1)	4,781	54,742
Merck & Co. Inc.	354,483	16,837,942
Pfizer Inc.	704,679	24,156,396
Wyeth	342,632	12,389,573

		58,207,910

RETAIL – 6.60%

Barnes & Noble Inc.(1)	23,108	785,210
Brinker International Inc.(1)	21,622	737,743
Darden Restaurants Inc.	51,211	1,052,386
Dollar General Corp.	172,821	3,380,379
Federated Department Stores Inc.	182,026	8,937,477
Gap Inc. (The)	202,865	4,919,476
Home Depot Inc.	416,798	14,671,290
May Department Stores Co. (The)	274,128	7,535,779
Michaels Stores Inc.	15,123	831,765
Nordstrom Inc.	11,678	497,600
Pacific Sunwear of California Inc.(1)	67,485	1,320,681
Talbots Inc. (The)	677	26,505
Wal-Mart Stores Inc.	197,147	10,401,476

		55,097,767

SAVINGS & LOANS – 0.04%

GreenPoint Financial Corp.	8,760	347,772

		347,772

SEMICONDUCTORS – 4.31%

Amkor Technology Inc.(1)	4,329	35,411
Intel Corp.	791,198	21,837,065
Maxim Integrated Products Inc.	4,655	244,015
Micron Technology Inc.(1)	57,033	873,175
National Semiconductor Corp.(1)	39,971	878,962
Teradyne Inc.(1)	460	10,442
Texas Instruments Inc.	500,071	12,091,717

		35,970,787

SOFTWARE – 3.42%

Adobe Systems Inc.	125,348	5,828,682
Autodesk Inc.	50,560	2,164,474
BMC Software Inc.(1)	150,413	2,782,641
Compuware Corp.(1)	56,828	375,065
IMS Health Inc.	2,813	65,937
Intuit Inc.(1)	16,512	637,033
Microsoft Corp.	549,444	15,692,121
PeopleSoft Inc.(1)	24,480	452,880
Siebel Systems Inc.(1)	50,151	535,613

		28,534,446

TELECOMMUNICATIONS – 7.24%

Amdocs Ltd.(1)	78,442	1,837,896
AT&T Wireless Services Inc.(1)	219,600	3,144,672
BellSouth Corp.	377,163	9,889,214
Cisco Systems Inc.(1)	455,362	10,792,079
Harris Corp.	51,400	2,608,550

25

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Shares or Principal	Value
TELECOMMUNICATIONS (Continued)

Motorola Inc.	299,994	$5,474,891
QUALCOMM Inc.	55,423	4,044,771
Scientific-Atlanta Inc.	130,386	4,498,317
Sprint Corp. (FON Group)	172,151	3,029,858
Tellabs Inc.(1)	63,957	558,984
3Com Corp.(1)	225,023	1,406,394
Verizon Communications Inc.	363,576	13,157,815

		60,443,441

TRANSPORTATION – 2.05%

Burlington Northern Santa Fe Corp.	57,362	2,011,685
FedEx Corp.	130,654	10,673,125
Hunt (J.B.) Transport Services Inc.	26,536	1,023,759
Ryder System Inc.	81,541	3,267,348
Swift Transportation Co. Inc.(1)	8,638	155,052

		17,130,969

TOTAL COMMON STOCKS (Cost: $828,077,617)		846,960,147

SHORT-TERM INVESTMENTS – 5.22%

MONEY MARKET FUNDS – 2.03%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(2)(4)	13,008,434	13,008,434
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(2)(4)	3,443,777	3,443,777
BlackRock Temp Cash Money Market Fund(2)	158,043	158,043
Short-Term Investment Co. – Liquid Assets Money Market Portfolio(2)	303,271	303,271

		16,913,525

Security	Principal	Value
FLOATING RATE NOTES – 1.34%

Beta Finance Inc.
1.07%, 05/04/05(2)(3)	$187,842	$187,811
1.13%, 10/12/04(2)(3)	156,535	156,531
1.19%, 09/15/04(2)(3)	313,071	313,064
1.27%, 03/15/05(2)(3)	156,535	156,624
1.34%, 08/23/04(2)(3)	156,535	156,555
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(2)	234,803	234,794
1.38%, 11/22/04(2)	78,268	78,271
1.40%, 10/29/04(2)	313,071	313,068
CC USA Inc.
1.07%, 07/16/04(2)	78,268	78,233
1.07%, 05/04/05(2)(3)	313,071	313,018
1.24%, 07/15/04(2)(3)	156,535	156,537
1.29%, 04/15/05(2)(3)	313,071	313,046
1.51%, 02/15/05(2)(3)	203,496	203,696
DEPFA Bank PLC
1.27%, 06/15/05(2)	313,071	313,071
Dorada Finance Inc.
1.04%, 07/01/04(2)	109,575	109,575
1.24%, 08/09/04(2)	78,268	78,267
1.48%, 01/18/05(2)(3)	234,803	234,797
Five Finance Inc.
1.28%, 04/29/05(2)(3)	250,457	250,436
HBOS Treasury Services PLC
1.24%, 04/01/05(2)	200,365	200,350
1.58%, 04/22/05(2)	313,071	313,071
K2 USA LLC
1.19%, 08/16/04(2)(3)	78,268	78,266
1.26%, 09/27/04(2)(3)	338,116	338,104
1.46%, 01/12/05(2)(3)	156,535	156,527
Key Bank, NA
1.38%, 07/01/04(2)	767,023	767,023
Links Finance LLC
1.09%, 07/20/04(2)	125,228	125,227
1.18%, 04/15/05(2)(3)	313,071	313,021
1.19%, 04/25/05(2)	313,071	313,237
Nationwide Building Society
1.14%, 07/23/04(2)(3)	234,803	234,803
1.59%, 07/28/05(2)(3)	313,071	313,071
1.63%, 12/09/04(2)	259,849	257,954
Nordea Bank PLC
2.11%, 06/07/05(2)	313,071	313,013
Northern Rock PLC
1.11%, 01/13/05(2)(3)	297,417	297,417
Permanent Financing PLC
1.13%, 03/10/05(2)	313,071	313,071
1.14%, 12/10/04(2)	156,535	156,535
Sigma Finance Inc.
1.07%, 07/01/04(2)	156,535	156,535
1.08%, 10/07/04(2)	313,071	313,054
1.09%, 07/20/04(2)	156,535	156,534
1.24%, 08/06/04(2)	78,268	78,267
Tango Finance Corp.
1.06%, 07/06/04(2)(3)	93,921	93,921
1.08%, 07/15/04(2)(3)	93,921	93,921
1.11%, 04/07/05(2)(3)	114,897	114,888
1.20%, 01/18/05(2)(3)	137,751	137,743
1.20%, 05/17/05(2)(3)	259,849	259,837
1.23%, 02/25/05(2)(3)	175,320	175,297
WhistleJacket Capital LLC
1.20%, 09/15/04(2)(3)	156,535	156,529
1.26%, 10/20/04(2)	77,548	77,246
1.32%, 02/04/05(2)(3)	78,268	78,258
1.48%, 06/15/05(2)(3)	156,535	156,501
White Pine Finance LLC
1.08%, 07/06/04(2)(3)	187,842	187,842
1.19%, 04/15/05(2)(3)	234,803	234,766
1.20%, 11/15/04(2)(3)	187,842	187,842
1.21%, 05/20/05(2)	140,882	140,869
1.21%, 06/15/05(2)(3)	128,359	128,359
1.27%, 08/26/04(2)(3)	156,535	156,532

		11,222,825

26

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
TIME DEPOSITS – 0.78%

Abbey National Treasury Services PLC
1.25%, 01/06/05(2)	$313,071	$313,071
1.33%, 02/10/05(2)	156,535	156,521
1.39%, 02/02/05(2)	156,535	156,521
1.39%, 04/08/05(2)	219,149	219,124
1.40%, 10/25/04(2)	313,071	313,056
Bank of New York
1.39%, 11/01/04(2)	313,071	313,060
1.60%, 12/03/04(2)	78,268	78,251
Bank of Novia Scotia
1.13%, 10/06/04(2)	313,071	313,071
1.24%, 10/07/04(2)	234,803	234,797
1.42%, 10/29/04(2)	234,803	234,809
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(2)	156,535	156,582
1.22%, 06/23/05(2)	313,071	312,979
1.25%, 01/06/05(2)	313,071	313,079
Prudential Funding LLC
1.60%, 12/01/04(2)	156,535	155,471
SunTrust Bank
1.38%, 07/01/04(2)	626,141	626,142
Toronto-Dominion Bank
1.22%, 03/23/05(2)	547,874	547,804
1.34%, 02/10/05(2)	125,228	125,217
1.41%, 11/01/04(2)	234,803	234,795
1.77%, 05/10/05(2)	156,535	156,522
1.90%, 05/11/05(2)	156,535	156,522
UBS Finance (Delaware)
1.10%, 09/08/04(2)	313,071	312,411
1.11%, 12/17/04(2)	469,606	467,159
1.13%, 08/09/04(2)	313,071	312,687
1.14%, 09/29/04(2)	313,071	312,182

		6,521,833

COMMERCIAL PAPER – 0.65%

Alpine Securitization Corp.
1.08%, 07/06/04(2)	106,444	106,428
1.22%, 07/13/04(2)	93,921	93,884
Amsterdam Funding Corp.
1.08%, 07/07/04(2)	219,149	219,111
1.11%, 07/09/04(2)	369,423	369,332
1.18%, 07/20/04(2)	117,401	117,328
1.21%, 07/21/04(2)	78,268	78,215
1.22%, 07/19/04(2)	93,921	93,864
Cantabric Finance LLC
1.09%, 07/22/04(2)	234,803	234,654
CRC Funding LLC
1.10%, 07/07/04(2)	122,098	122,075
Edison Asset Securitization
1.06%, 07/07/04(2)	156,535	156,508
1.06%, 07/08/04(2)	78,268	78,252
1.07%, 09/21/04(2)	156,535	156,154
1.45%, 11/09/04(2)	313,071	311,419
1.59%, 12/02/04(2)	313,071	310,941
Falcon Asset Securitization Corp.
1.22%, 07/23/04(2)	190,920	190,778
Galaxy Funding Inc.
1.07%, 07/20/04(2)	140,882	140,802
Grampian Funding LLC
1.08%, 07/07/04(2)	93,921	93,904
1.26%, 10/22/04(2)	313,071	311,837
1.44%, 10/27/04(2)	313,071	311,593
1.59%, 11/30/04(2)	156,535	155,484
Jupiter Securitization Corp.
1.10%, 07/07/04(2)	109,575	109,555
1.21%, 07/19/04(2)	156,535	156,441
1.24%, 07/23/04(2)	103,313	103,235
New Center Asset Trust
1.22%, 07/19/04(2)	93,921	93,864
Preferred Receivables Funding Corp.
1.23%, 07/21/04(2)	219,149	219,000
Receivables Capital Corp.
1.07%, 07/02/04(2)	129,868	129,864
1.21%, 07/19/04(2)	234,803	234,661
Scaldis Capital LLC
1.21%, 07/15/04(2)	156,535	156,462
1.24%, 07/19/04(2)	78,268	78,219
Sydney Capital Corp.
1.15%, 07/09/04(2)	78,268	78,248
1.25%, 10/22/04(2)	104,190	103,781
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(2)	56,037	56,017
1.24%, 07/20/04(2)	234,803	234,649

		5,406,559

REPURCHASE AGREEMENTS – 0.26%

Banc of America Securities LLC
1.45%, 07/01/04(2)	626,142	626,142
Goldman Sachs & Co.
1.60%, 07/01/04(2)	1,565,353	1,565,353

		2,191,495

U.S. GOVERNMENT AGENCY NOTES – 0.11%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(2)	125,228	125,010
1.63%, 04/15/05(2)	219,149	219,701
2.06%, 05/31/05(2)	156,075	153,092
Federal National Mortgage Association
1.28%, 08/20/04(2)	406,992	406,268

		904,071

U.S. TREASURY OBLIGATIONS – 0.05%

U.S. Treasury Bill
1.24%(5), 09/23/04(6)	400,000	398,795

		398,795

27

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $43,559,123)	$43,559,103

TOTAL INVESTMENTS IN SECURITIES – 106.72% (Cost: $871,636,740)	890,519,250

Other Assets, Less Liabilities – (6.72%)	(56,111,999)

NET ASSETS – 100.00%	$834,407,251

(1)	Non-income earning Securities.
(2)	All or a portion of this security represents investments of securities lending collateral.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(5)	Yield to maturity.
(6)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

28

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 30.26%

AEROSPACE & DEFENSE – 0.17%

Armor Holdings Inc.
8.25%, 08/15/13	$1,000,000	$1,070,000

		1,070,000

AIRLINES – 0.08%

America West Airlines
10.75%, 09/01/05	500,000	490,000

		490,000

APPAREL – 0.16%

Nike Inc.
5.50%, 08/15/06	1,000,000	1,052,042

		1,052,042

AUTO MANUFACTURERS – 0.16%

DaimlerChrysler NA Holdings
4.75%, 01/15/08	1,000,000	1,008,287

		1,008,287

AUTO PARTS & EQUIPMENT – 0.17%

Keystone Automotive Operations Inc.
9.75%, 11/01/13(1)	500,000	535,000
Tenneco Automotive Inc.
11.63%, 10/15/09	500,000	537,500

		1,072,500

BANKS – 3.94%

Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,174,348
7.55%, 08/18/05	10,000,000	10,536,510
Wells Fargo & Co.
5.25%, 12/01/07	12,000,000	12,520,632

		25,231,490

CHEMICALS – 0.66%

Dow Chemical Co.
5.97%, 01/15/09	3,000,000	3,161,130
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	555,000
Huntsman ICI Chemicals
10.13%, 07/01/09	500,000	510,000

		4,226,130

COMMERCIAL SERVICES – 0.07%

United Rentals NA Inc.
7.75%, 11/15/13	500,000	472,500

		472,500

DISTRIBUTION & WHOLESALE – 0.08%

Wesco Distribution Inc.
9.13%, 06/01/08	500,000	514,375

		514,375

DIVERSIFIED FINANCIAL SERVICES – 10.59%

AIG SunAmerica Global Finance
5.85%, 08/01/08(1)	7,000,000	7,442,708
Alamosa Delaware Inc.
8.50%, 01/31/12(1)	500,000	490,000
Citicorp
7.13%, 09/01/05	3,066,000	3,226,655
Citigroup Inc.
6.75%, 12/01/05	11,000,000	11,604,648
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,133,752
5.63%, 05/15/07	1,500,000	1,573,083
Ford Motor Credit Co.
6.88%, 02/01/06	2,000,000	2,097,794
7.60%, 08/01/05	3,000,000	3,140,592
General Electric Capital Corp.
6.88%, 11/15/10	6,700,000	7,464,959
General Motors Acceptance Corp.
6.13%, 01/22/08	500,000	522,986
6.75%, 01/15/06	4,000,000	4,191,404
Global Cash Acceptance LLC
8.75%, 03/15/12(1)	500,000	520,000
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,925,420
Household Finance Corp.
3.38%, 02/21/06	3,250,000	3,266,601
John Deere Capital Corp.
4.50%, 08/22/07	3,000,000	3,064,806
Morgan Stanley
5.80%, 04/01/07	3,000,000	3,172,305
7.75%, 06/15/05	5,000,000	5,243,650
Pitney Bowes Credit Corp.
5.75%, 08/15/08	1,000,000	1,061,900
SLM Corp.
5.63%, 04/10/07	3,000,000	3,152,595
Technical Olympic USA Inc.
9.00%, 07/01/10	500,000	512,500

		67,808,358

ELECTRIC – 0.97%

AES Corp.
8.75%, 05/15/13(1)	500,000	535,625
American Electric Power Inc.
6.13%, 05/15/06	1,000,000	1,049,765
Edison Mission Energy
10.00%, 08/15/08	500,000	533,750
Pacific Gas & Electric Corp.
3.60%, 03/01/09	1,300,000	1,251,371
4.80%, 03/01/14	1,850,000	1,752,949

29

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
ELECTRIC (Continued)
PSEG Power LLC
6.88%, 04/15/06	$1,000,000	$1,060,933

		6,184,393

ELECTRICAL COMPONENTS & EQUIPMENT – 0.08%
Rayovac Corp.
8.50%, 10/01/13	500,000	525,000

		525,000

ENTERTAINMENT – 0.30%

AMC Entertainment Inc.
8.00%, 03/01/14(1)	500,000	477,500
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	506,875
Penn National Gaming Inc.
6.88%, 12/01/11(1)	500,000	490,625
Pinnacle Entertainment Inc.
8.25%, 03/15/12(1)	500,000	478,750

		1,953,750

FOOD – 0.34%

Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	527,500
Del Monte Corp.
8.63%, 12/15/12	500,000	538,750
SUPERVALU Inc.
7.88%, 08/01/09	1,000,000	1,129,489

		2,195,739

FOREST PRODUCTS & PAPER – 0.91%

Georgia Pacific Corp.
8.13%, 05/15/11	500,000	552,500
Weyerhaeuser Co.
6.13%, 03/15/07	5,000,000	5,282,735

		5,835,235

HEALTH CARE-SERVICES – 0.80%

Humana Inc.
7.25%, 08/01/06	1,000,000	1,071,963
Province Healthcare Co.
7.50%, 06/01/13	500,000	482,500
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,582,314

		5,136,777

HOME BUILDERS – 0.08%

D.R. Horton Inc.
6.88%, 05/01/13	500,000	510,000

		510,000

INSURANCE – 1.84%

AIG SunAmerica Global Finance IX
5.10%, 01/17/07(1)	5,000,000	5,196,710
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,684,265
Principal Life Inc.
3.20%, 04/01/09	2,000,000	1,906,310

		11,787,285

IRON & STEEL – 0.15%

International Steel Group Inc.
6.50%, 04/15/14(1)	500,000	468,750
United States Steel LLC
9.75%, 05/15/10	420,000	465,150

		933,900

LODGING – 0.43%

Marriott International Inc.
7.00%, 01/15/08	2,530,000	2,755,686

		2,755,686

MACHINERY – 0.08%

Columbus McKinnon Corp.
10.00%, 08/01/10	500,000	530,000

		530,000

MANUFACTURING – 0.49%

Tyco International Group SA
6.38%, 02/15/06	3,000,000	3,149,718

		3,149,718

MEDIA – 0.74%

Charter Communications Holdings LLC
8.63%, 04/01/09	500,000	398,750
Cox Communications Inc.
7.75%, 08/15/06	2,000,000	2,173,550
CSC Holdings Inc.
7.63%, 04/01/11	500,000	501,250
Dex Media East LLC
12.13%, 11/15/12	500,000	583,750
Walt Disney Co. (The)
6.75%, 03/30/06	1,000,000	1,059,285

		4,716,585

OIL & GAS – 1.76%

Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	487,500
Conoco Funding Co.
5.45%, 10/15/06	6,000,000	6,280,404
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,100,000
Pioneer Natural Resources Co.
6.50%, 01/15/08	680,000	722,664

30

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
OIL & GAS (Continued)

Repsol International Finance BV
7.45%, 07/15/05	$500,000	$525,044
Valero Energy Corp.
7.38%, 03/15/06	2,000,000	2,137,916

		11,253,528

OIL & GAS SERVICES – 0.08%

Halliburton Co.
6.00%, 08/01/06	500,000	523,221

		523,221

PHARMACEUTICALS – 0.50%

Caremark Rx Inc.
7.38%, 10/01/06	3,000,000	3,206,862

		3,206,862

PIPELINES – 0.16%

ANR Pipeline Co.
8.88%, 03/15/10	500,000	546,250
Utilicorp United Inc.
7.63%, 11/15/09	500,000	462,500

		1,008,750

REAL ESTATE INVESTMENT TRUSTS – 0.58%

Omega Healthcare Investors Inc.
7.00%, 04/01/14(1)	500,000	472,500
Simon Property Group LP
6.38%, 11/15/07	3,000,000	3,211,119

		3,683,619

RETAIL – 2.38%

Saks Inc.
7.00%, 12/01/13	500,000	493,750
Star Gas Partners LP
10.25%, 02/15/13	500,000	535,000
Tricon Global Restaurants
7.65%, 05/15/08	1,000,000	1,116,575
8.88%, 04/15/11	1,000,000	1,206,727
Wal-Mart Stores Inc.
3.38%, 10/01/08	4,500,000	4,373,838
4.38%, 07/12/07	3,000,000	3,067,089
6.88%, 08/10/09	4,000,000	4,460,256

		15,253,235

TELECOMMUNICATIONS – 1.21%

AT&T Wireless Services Inc.
7.35%, 03/01/06	1,000,000	1,067,099
British Telecom PLC
7.88%, 12/15/05	1,000,000	1,069,163
Crown Castle International Corp. Series B
7.50%, 12/01/13	500,000	497,500
Deutsche Telekom International Finance AG
8.25%, 06/15/05	1,000,000	1,051,427
France Telecom SA
7.20%, 03/01/06	500,000	536,070
GCI Inc.
7.25%, 02/15/14(1)	500,000	477,500
LCI International Inc.
7.25%, 06/15/07	500,000	452,500
Motorola Inc.
6.75%, 02/01/06	2,000,000	2,103,122
Rural Cellular Corp.
8.25%, 03/15/12(1)	500,000	511,250

		7,765,631

TRANSPORTATION – 0.30%

FedEx Corp.
2.65%, 04/01/07(1)	2,000,000	1,942,184

		1,942,184

TOTAL CORPORATE BONDS & NOTES (Cost: $197,763,539)		193,796,780

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.61%

MORTGAGE-BACKED SECURITIES – 5.61%

Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	5,376,016	5,282,363
Long Beach Mortgage Loan Trust, Series 2001-1, Class M2
2.10%, 04/21/31	2,650,000	2,647,946
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	10,972,797	10,855,663
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	4,183,898	4,209,679
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,831,980	2,795,296
Washington Mutual MSC Mortgage Pass-Through, Series 2003-MS1, Class 2A
5.25%, 02/25/18	7,035,077	7,111,633
Wells Fargo Mortgage Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	3,138,026	3,044,493

		35,947,073

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $35,750,135)		35,947,073

31

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(6) – 1.91%

British Columbia (Province of)
4.63%, 10/03/06	$2,000,000	$2,060,300
5.38%, 10/29/08	2,900,000	3,052,978
Ontario (Province of)
3.50%, 09/17/07	5,000,000	4,973,790
United Mexican States
8.50%, 02/01/06	2,000,000	2,162,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $12,277,313)		12,249,068

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.98%

MORTGAGE-BACKED SECURITIES – 33.88%

Federal Home Loan Mortgage Corporation
5.00%, 07/01/19(2)	15,700,000	15,704,899
5.00%, 10/01/33	10,582,921	10,248,520
5.00%, 05/01/34	472,437	456,544
5.50%, 07/01/34(2)	10,000,000	9,953,120
6.00%, 07/01/34(2)	42,300,000	43,185,677
6.50%, 05/01/34	16,900,000	17,628,131
Federal National Mortgage Association
5.00%, 06/25/19	2,394,183	2,385,298
5.00%, 03/01/34	9,035,050	8,756,359
5.50%, 07/01/19(2)	12,900,000	13,190,250
5.50%, 01/01/34	11,852,381	11,829,914
5.50%, 07/01/33(2)	31,000,000	30,845,000
5.50%, 07/01/33	35,280,301	35,213,425
6.50%, 07/01/34(2)	16,900,000	17,591,852

		216,988,989

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.42%

Federal National Mortgage Association
5.75%, 02/15/08	38,600,000	41,131,774

		41,131,774

U.S. GOVERNMENT SECURITIES – 17.68%

U.S. Treasury Bonds
5.38%, 02/15/31	45,600,000	45,990,108
U.S. Treasury Notes
1.63%, 02/28/06(3)	100,000	98,535
2.63%, 05/15/08(3)	398,000	385,516
3.13%, 04/15/09(3)	1,445,000	1,403,965
4.00%, 02/15/14	68,600,000	65,379,024

		113,257,148

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $378,076,519)		371,377,911

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 42.50%

MONEY MARKET FUNDS – 22.34%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(4)(5)	130,683,556	$130,683,556
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(4)(5)	10,931,160	10,931,160
BlackRock Temp Cash Money Market Fund(4)	501,656	501,656
Short-Term Investment Co. - Liquid Assets Money Market Portfolio(4)	962,635	962,635

		143,079,007

COMMERCIAL PAPER – 9.84%
Alpine Securitization Corp.
1.08%, 07/06/04(4)	$337,872	337,822
1.22%, 07/13/04(4)	298,123	298,002
Amsterdam Funding Corp.
1.08%, 07/07/04(4)	695,619	695,494
1.11%, 07/09/04(4)	1,172,615	1,172,326
1.18%, 07/20/04(4)	372,653	372,421
1.21%, 07/21/04(4)	248,435	248,268
1.22%, 07/19/04(4)	298,123	297,941
Barton Capital Corp.
1.07%, 07/01/04	5,000,000	5,000,000
Bristol-Myers Squibb Co.
1.12%, 07/12/04	4,467,000	4,465,471
Calyon North America I
1.05%, 07/01/04	5,000,000	5,000,000
Cantabric Finance LLC
1.09%, 07/22/04(4)	745,306	744,832
CRC Funding LLC
1.10%, 07/07/04(4)	387,559	387,488
Delaware Funding Corp.
1.24%, 07/22/04	5,000,000	4,996,383
Edison Asset Securitization
1.06%, 07/07/04(4)	496,871	496,783
1.06%, 07/08/04(4)	248,435	248,384
1.07%, 09/21/04(4)	496,871	495,660
1.45%, 11/09/04(4)	993,742	988,498
1.59%, 12/02/04(4)	993,742	986,983
Eureka Securitization PLC
1.12%, 07/23/04	5,000,000	4,996,578
Falcon Asset Securitization Corp.
1.21%, 07/19/04	5,000,000	4,996,975
1.22%, 07/23/04(4)	606,014	605,562
Galaxy Funding Inc.
1.07%, 07/20/04(4)	447,184	446,931
Grampian Funding LLC
1.08%, 07/07/04(4)	298,123	298,069
1.26%, 10/22/04(4)	993,742	989,827
1.44%, 10/27/04(4)	993,742	989,051
1.59%, 11/30/04(4)	496,871	493,535

32

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER (Continued)

Jupiter Securitization Corp.
1.10%, 07/07/04(4)	$347,810	$347,746
1.21%, 07/19/04(4)	496,871	496,570
1.24%, 07/23/04(4)	327,935	327,686
New Center Asset Trust
1.22%, 07/19/04(4)	298,123	297,941
Polonius, Inc.
1.15%, 07/12/04(1)	5,000,000	4,998,243
Preferred Receivables Funding Corp.
1.23%, 07/21/04(4)	695,619	695,144
Receivables Capital Corp.
1.07%, 07/02/04(4)	412,224	412,212
1.21%, 07/19/04(4)	745,306	744,855
Scaldis Capital LLC
1.21%, 07/15/04(4)	496,871	496,637
1.24%, 07/19/04(4)	248,435	248,281
Shell Finance (UK) PLC
1.07%, 07/12/04	2,359,000	2,358,229
Sydney Capital Corp.
1.15%, 07/09/04(4)	248,435	248,372
1.25%, 10/22/04(4)	330,717	329,420
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04(4)	177,870	177,807
1.24%, 07/20/04	5,745,306	5,741,547
UBS Finance (Delaware)
1.07%, 07/15/04	4,045,000	4,043,317

		63,013,291

FLOATING RATE NOTES – 5.56%

Beta Finance Inc.
1.07%, 05/04/05(1)(4)	596,245	596,145
1.13%, 10/12/04(1)(4)	496,871	496,857
1.19%, 09/15/04(1)(4)	993,742	993,721
1.27%, 03/15/05(1)(4)	496,871	497,152
1.34%, 08/23/04(1)(4)	496,871	496,932
Canadian Imperial Bank of Commerce
1.24%, 10/07/04(4)	745,306	745,277
1.38%, 11/22/04(4)	248,435	248,443
1.40%, 10/29/04(4)	993,742	993,734
CC USA Inc.
1.07%, 07/16/04(4)	248,435	248,325
1.07%, 05/04/05(1)(4)	993,742	993,575
1.24%, 07/15/04(1)(4)	496,871	496,878
1.29%, 04/15/05(1)(4)	993,742	993,663
1.51%, 02/15/05(1)(4)	645,932	646,568
DEPFA Bank PLC
1.27%, 06/15/05(4)	993,742	993,742
Dorada Finance Inc.
1.04%, 07/01/04(4)	347,810	347,810
1.24%, 08/09/04(4)	248,435	248,431
1.48%, 01/18/05(1)(4)	745,306	745,286
Five Finance Inc.
1.28%, 04/29/05(1)(4)	794,993	794,928
HBOS Treasury Services PLC
1.24%, 04/01/05(4)	635,995	635,947
1.58%, 04/22/05(4)	993,742	993,742
K2 USA LLC
1.19%, 08/16/04(1)(4)	248,435	248,431
1.26%, 09/27/04(1)(4)	1,073,241	1,073,203
1.46%, 01/12/05(1)(4)	496,871	496,844
Key Bank, NA
1.38%, 07/01/04(4)	2,434,667	2,434,667
Links Finance LLC
1.09%, 07/20/04(4)	397,497	397,493
1.18%, 04/15/05(1)(4)	993,742	993,585
1.19%, 04/25/05(4)	993,742	994,269
Nationwide Building Society
1.14%, 07/23/04(1)(4)	745,306	745,306
1.59%, 07/28/05(1)(4)	993,742	993,742
1.63%, 12/09/04(4)	824,806	818,793
Nordea Bank PLC
2.11%, 06/07/05(4)	993,742	993,558
Northern Rock PLC
1.11%, 01/13/05(1)(4)	944,055	944,055
Permanent Financing PLC
1.13%, 03/10/05(4)	993,742	993,742
1.14%, 12/10/04(4)	496,871	496,871
Sigma Finance Inc.
1.07%, 07/01/04(4)	496,871	496,871
1.08%, 10/07/04(4)	993,742	993,689
1.09%, 07/20/04(4)	496,871	496,866
1.24%, 08/06/04(4)	248,435	248,434
Tango Finance Corp.
1.06%, 07/06/04(1)(4)	298,123	298,122
1.08%, 07/15/04(1)(4)	298,123	298,119
1.11%, 04/07/05(1)(4)	364,703	364,675
1.20%, 01/18/05(1)(4)	437,246	437,222
1.20%, 05/17/05(1)(4)	824,806	824,770
1.23%, 02/25/05(1)(4)	556,495	556,423
WhistleJacket Capital LLC
1.20%, 09/15/04(1)(4)	496,871	496,850
1.26%, 10/20/04(4)	246,150	245,194
1.32%, 02/04/05(1)(4)	248,435	248,406
1.48%, 06/15/05(1)(4)	496,871	496,763
White Pine Finance LLC
1.08%, 07/06/04(1)(4)	596,245	596,244
1.19%, 04/15/05(1)(4)	745,306	745,189
1.20%, 11/15/04(1)(4)	596,245	596,245
1.21%, 05/20/05(4)	447,184	447,144
1.21%, 06/15/05(1)(4)	407,434	407,434
1.27%, 08/26/04(1)(4)	496,871	496,859

		35,623,234

33

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Principal	Value
TIME DEPOSITS – 3.23%

Abbey National Treasury Services PLC
1.25%, 01/06/05(4)	$993,742	$993,742
1.33%, 02/10/05(4)	496,871	496,825
1.39%, 02/02/05(4)	496,871	496,827
1.39%, 04/08/05(4)	695,619	695,539
1.40%, 10/25/04(4)	993,742	993,694
Bank of New York
1.39%, 11/01/04(4)	993,742	993,708
1.60%, 12/03/04(4)	248,435	248,382
Bank of Novia Scotia
1.13%, 10/06/04(4)	993,742	993,742
1.24%, 10/07/04(4)	745,306	745,286
1.42%, 10/29/04(4)	745,306	745,325
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05(4)	496,871	497,017
1.22%, 06/23/05(4)	993,742	993,450
1.25%, 01/06/05(4)	993,742	993,767
Prudential Funding LLC
1.60%, 12/01/04(4)	496,871	493,492
SunTrust Bank
1.38%, 07/01/04(4)	1,987,484	1,987,484
Toronto-Dominion Bank
1.22%, 03/23/05(4)	1,739,048	1,738,827
1.34%, 02/10/05(4)	397,497	397,460
1.41%, 11/01/04(4)	745,306	745,281
1.77%, 05/10/05(4)	496,871	496,828
1.90%, 05/11/05(4)	496,871	496,828
UBS Finance (Delaware)
1.10%, 09/08/04(4)	993,742	991,647
1.11%, 12/17/04(4)	1,490,613	1,482,845
1.13%, 08/09/04(4)	993,742	992,525
1.14%, 09/29/04(4)	993,742	990,922

		20,701,443

REPURCHASE AGREEMENTS – 1.08%

Banc of America Securities LLC
1.45%, 07/01/04(4)	1,987,484	1,987,484
Goldman Sachs & Co.
1.60%, 07/01/04(4)	4,968,710	4,968,710

		6,956,194

U.S. GOVERNMENT AGENCY NOTES – 0.45%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04(4)	397,497	396,804
1.63%, 04/15/05(4)	695,619	697,371
2.06%, 05/31/05(4)	495,410	485,942
Federal National Mortgage Association
1.28%, 08/20/04(4)	1,291,864	1,289,567

		2,869,684

TOTAL SHORT-TERM INVESTMENTS (Cost: $272,242,853)		$272,242,853

TOTAL INVESTMENTS IN SECURITIES – 138.26% (Cost: $896,110,359)		885,613,685

Other Assets, Less Liabilities – (38.26%)		(245,091,330)

NET ASSETS – 100.00%		$640,522,355

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	To-be-announced (TBA). See Note 1 .
(3)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(4)	All or a portion of this security represents investments of securities lending collateral.
(5)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(6)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Funds affiliated with the investment adviser	$21,702,895	$70,229,142	$164,474,665	$103,017,706	$67,666,408

Investments, at value (Note 1):
Funds affiliated with the investment adviser	$22,641,560	$73,180,418	$171,831,264	$107,445,374	$70,557,292
Master Portfolios affiliated with the investment adviser	134,720,119	321,348,963	583,677,264	299,815,212	178,168,093
Receivables:
Investment securities sold	1,401,909	7,189,618	15,478,901	8,800,325	5,671,589
Dividends and interest	22,488	72,658	175,143	102,809	82,148

Total Assets	158,786,076	401,791,657	771,162,572	416,163,720	254,479,122

LIABILITIES
Payables:
Investment securities purchased	1,700,000	9,703,343	19,003,378	10,903,172	6,400,000
Investment advisory fees (Note 2)	2,162	7,107	14,060	8,129	6,195

Total Liabilities	1,702,162	9,710,450	19,017,438	10,911,301	6,406,195

NET ASSETS	$157,083,914	$392,081,207	$752,145,134	$405,252,419	$248,072,927

STATEMENTS OF OPERATIONS

For The Six Months Ended June 30, 2004 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends(a)(b)	$185,067	$613,326	$1,551,467	$893,424	$669,368
Dividends allocated from Master Portfolios	137,208	482,929	1,298,778	825,884	589,033
Interest(b)	470,671	902,662	1,363,321	540,500	192,425
Interest allocated from Master Portfolios	792,865	1,503,890	1,945,196	624,938	183,861
Securities lending income(b)	12,351	21,870	38,020	11,903	5,453
Expenses allocated from Master Portfolios	(128,918)	(296,844)	(544,132)	(270,415)	(161,393)

Total investment income	1,469,244	3,227,833	5,652,650	2,626,234	1,478,747

EXPENSES (Note 2)
Investment advisory fees	241,583	583,584	1,137,990	578,382	357,869

Total expenses	241,583	583,584	1,137,990	578,382	357,869
Less investment advisory fees waived	(146,340)	(353,559)	(683,721)	(355,995)	(215,208)

Net expenses	95,243	230,025	454,269	222,387	142,661

Net investment income	1,374,001	2,997,808	5,198,381	2,403,847	1,336,086

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments(c)	5,573,520	15,057,424	7,369,344	24,959,455	(1,539,090)
Net realized gain (loss) allocated from Master Portfolios	(1,493,188)	(2,773,141)	(3,482,022)	(1,237,365)	(255,551)
Net realized gain (loss) on foreign currency transactions	1,471	(1,122)	(10,156)	(6,440)	19,046
Net change in unrealized appreciation (depreciation) of investments	(3,801,288)	(10,981,754)	102,515	(20,574,137)	3,560,888
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(758,594)	(130,248)	3,618,124	3,461,220	3,013,010
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(886)	(2,183)	(2,624)	(1,498)	(19,607)

Net realized and unrealized gain (loss)	(478,965)	1,168,976	7,595,181	6,601,235	4,778,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$895,036	$4,166,784	$12,793,562	$9,005,082	$6,114,782

(a)	Net of foreign withholding tax of $2,049, $13,149, $29,392, $16,722 and $10,408, respectively.
(b)	Includes income earned from funds affiliated with the investment adviser. See Note 2.
(c)	Includes net realized gain (loss) on the sale of funds affiliated with the investment adviser. See Note 2.

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$855,184,529	$754,495,643

Affiliates of the investment adviser	$16,452,211	$141,614,716

Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$874,067,039	$743,998,969
Affiliates of the investment adviser	16,452,211	141,614,716
Receivables:
Investment securities sold	4,848,961	3,807,387
Dividends and interest	673,128	7,204,856
Due from broker — variation margin	19,550	119,322
Open swap contracts (Note 1)	—	1,190,961
When-issued securities sold	—	13,545,592

Total Assets	896,060,889	911,481,803

LIABILITIES
Payables:
Investment securities purchased	22,977,301	5,334,250
Open swap contracts (Note 1)	—	632
Collateral for securities loaned (Note 4)	38,208,590	121,280,846
Collateral for open swap contracts (Note 1)	—	950,000
When-issued securities purchased	—	143,033,825
Investment advisory fees (Note 2)	334,105	257,068
Administration fees (Note 2)	133,642	102,827

Total Liabilities	61,653,638	270,959,448

NET ASSETS	$834,407,251	$640,522,355

(a)	Securities on loan with market values of $36,969,054 and $119,216,461, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For The Period Ended June 30, 2004 (Unaudited)

	Active Stock Master Portfolio(a)	CoreAlpha Bond Master Portfolio(a)
NET INVESTMENT INCOME
Dividends(b)	$3,333,806	$—
Interest	17,484	4,942,615
Securities lending income	13,438	75,909

Total investment income	3,364,728	5,018,524

EXPENSES (Note 2)
Investment advisory fees	565,338	436,062
Administration fees	226,135	174,425

Total expenses	791,473	610,487

Net investment income	2,573,255	4,408,037

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	24,588	(6,670,958)
Net realized gain on futures contracts	223,856	1,312,547
Net realized loss on swap contracts	—	(4,131,307)
Net change in unrealized appreciation (depreciation) of investments	18,882,510	(10,496,674)
Net change in unrealized appreciation (depreciation) of futures contracts	16,740	503,325
Net change in unrealized appreciation (depreciation) of swap contracts	—	299,161

Net realized and unrealized gain (loss)	19,147,694	(19,183,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,720,949	$(14,775,869)

(a)	For the period from March 15, 2004 (commencement of operations) through June 30, 2004.
(b)	Net of foreign witholding tax of $25 and $—, respectively.

The	accompanying notes are an integral part of these financial statements.

36

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,374,001	$1,336,915	$2,997,808	$3,356,071
Net realized gain (loss)	4,081,803	(212,725)	12,283,161	(2,098,757)
Net change in unrealized appreciation (depreciation)	(4,560,768)	6,149,612	(11,114,185)	23,983,434

Net increase in net assets resulting from operations	895,036	7,273,802	4,166,784	25,240,748

Interestholder transactions:
Contributions	84,258,925	76,464,718	187,402,727	130,632,999
Withdrawals	(29,440,223)	(22,832,273)	(37,943,509)	(38,736,923)

Net increase in net assets resulting from interestholder transactions	54,818,702	53,632,445	149,459,218	91,896,076

Increase in net assets	55,713,738	60,906,247	153,626,002	117,136,824
NET ASSETS:
Beginning of period	101,370,176	40,463,929	238,455,205	121,318,381

End of period	$157,083,914	$101,370,176	$392,081,207	$238,455,205

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,198,381	$6,754,213	$2,403,847	$2,803,908
Net realized gain (loss)	3,877,166	(10,510,171)	23,715,650	(3,578,057)
Net change in unrealized appreciation (depreciation)	3,718,015	70,943,391	(17,114,415)	34,082,658

Net increase in net assets resulting from operations	12,793,562	67,187,433	9,005,082	33,308,509

Interestholder transactions:
Contributions	310,673,567	195,074,936	195,472,791	119,861,381
Withdrawals	(42,801,868)	(60,811,918)	(23,677,743)	(30,946,859)

Net increase in net assets resulting from interestholder transactions	267,871,699	134,263,018	171,795,048	88,914,522

Increase in net assets	280,665,261	201,450,451	180,800,130	122,223,031
NET ASSETS:
Beginning of period	471,479,873	270,029,422	224,452,289	102,229,258

End of period	$752,145,134	$471,479,873	$405,252,419	$224,452,289

The accompanying notes are an integral part of these financial statements.

37

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,336,086	$1,813,999
Net realized loss	(1,775,595)	(10,409,705)
Net change in unrealized appreciation (depreciation)	6,554,291	34,620,651

Net increase in net assets resulting from operations	6,114,782	26,024,945

Interestholder transactions:
Contributions	106,365,747	92,618,651
Withdrawals	(26,280,917)	(31,007,978)

Net increase in net assets resulting from interestholder transactions	80,084,830	61,610,673

Increase in net assets	86,199,612	87,635,618
NET ASSETS:
Beginning of period	161,873,315	74,237,697

End of period	$248,072,927	$161,873,315

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
	For the Period March 15, 2004(1) to June 30, 2004 (Unaudited)	For the Period March 15, 2004(1) to June 30, 2004 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,573,255	$4,408,037
Net realized gain (loss)	248,444	(9,489,718)
Net change in unrealized appreciation (depreciation)	18,899,250	(9,694,188)

Net increase (decrease) in net assets resulting from operations	21,720,949	(14,775,869)

Interestholder transactions:
Contributions	812,686,302	655,298,224

Net increase in net assets resulting from interestholder transactions	812,686,302	655,298,224

Increase in net assets	834,407,251	640,522,355
NET ASSETS:
Beginning of period	—	—

End of period	$834,407,251	$640,522,355

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

38

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”). The Active Stock and CoreAlpha Bond Master Portfolios each commenced operations on March 15, 2004.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RESTRUCTURING OF LIFEPATH MASTER PORTFOLIOS

As of March 15, 2004, the LifePath Retirement, Life Path 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio”, collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares family of funds.

SECURITY VALUATION

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees (the “Board”).

39

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2004, the percentages of the Active Stock and CoreAlpha Bond Master Portfolios owned by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	4.05%	15.49%
LifePath 2010	14.49	30.05
LifePath 2020	38.56	38.24
LifePath 2030	25.12	12.56
LifePath 2040	17.78	3.66

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

FUTURES CONTRACTS

The Active Stock and the CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin”

40

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the Active Stock and CoreAlpha Bond Master Portfolios were as follows:

Master Portfolio	Number of Contracts	Position	Futures Contracts	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Active Stock	17	Long	S&P 500 Index	09/17/04	$4,846,700	$16,740

CoreAlpha Bond	27	Long	U.S. 5-Year Note	09/30/04	$2,934,563	$16,237
	428	Long	U.S. 10-Year Note	09/30/04	46,792,438	522,860
	48	Long	U.S. Long Bond	09/30/04	5,160,000	105,605
	(484)	Short	U.S. 2-Year Note	09/30/04	(101,544,688)	(141,377)

						$503,325

The Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes for initial margin requirements with face amounts of $400,000 and $1,323,000, respectively.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap agreements. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. The Master Portfolio will usually enter into swaps on a net basis. In doing so, the two payments are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If

41

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

the Master Portfolio enters into a swap, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of default by the other party to a swap.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with investing in certain companies and to sell protection to a counterparty against credit risks associated with certain companies. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of its investment in the company that is being hedged, in the event the company experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Credit default swaps involve significant risks, including the risk of loss associated with the failure of the counterparty to perform its obligations under the swap contract.

As of June 30, 2004, the open swap contracts held by the CoreAlpha Bond Master Portfolio were as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,000,000 USD	03/20/07	Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co.	$(858)
4,000,000 USD	06/20/08	Agreement with J.P. Morgan Chase & Co. dated 4/5/04 to receive 0.20% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anheuser-Busch Companies, Inc.	4,438
8,000,000 USD	03/20/09	Agreement with J.P. Morgan Chase & Co. dated 5/14/04 to pay 3.5% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones & Co., Inc.	334,657
5,500,000 USD	03/20/05	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cendant Corp., 7.375% due 1/15/13.	(1,199)
5,000,000 USD	03/20/06	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.32% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Chemical Co., 6.00% due 10/01/12.	(3,579)
5,000,000 USD	03/20/07	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Verizon Global Funding Corp., 6.125% due 6/15/07.	3,887
6,000,000 USD	03/20/07	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.8% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Sprint Capital Corp., 6.875% due 8/15/06.	14,909
14,000,000 USD	09/20/09	Agreement with Lehman Brothers, Inc. dated 5/18/04 to pay 0.60% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North American Investment Grade.	12,937

			$365,192

42

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Swaptions
18,200,000 USD	06/23/09	Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten year interest rate swap, receiving the notional amount multiplied by the three month LIBOR rate, and paying a fixed rate of 6.4625%.	$825,769

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must segregate liquid assets or otherwise cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of June 30, 2004, the Master Portfolio did not hold any short positions of securities.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its investment advisory services, and 0.25% of the average daily net assets of each of the Active Stock and CoreAlpha Bond Master Portfolios as compensation for its investment advisory services.

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the six months ended June 30, 2004, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived Investment Advisory Fees
LifePath Retirement	$146,340
LifePath 2010	353,559
LifePath 2020	683,721
LifePath 2030	355,995
LifePath 2040	215,208

MIP has entered into an administration services arrangement with Barclays Global Investors. N.A. (“BGI”) who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

43

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$11,911
LifePath 2010	22,357
LifePath 2020	36,724
LifePath 2030	11,489
LifePath 2040	5,229
Active Stock	13,517
CoreAlpha Bond	76,984

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

Transactions in shares of issuers affiliated with BGFA, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2004, including dividends, interest income, and net realized capital gains (losses) were as follows:

Master Portfolio and Name of Issuer	Number of Shares Held Beginning Of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
iShares MSCI EAFE Index Fund	—	105	5	100	$14,277,263	$—	$15,926
iShares S&P MidCap 400 Index Fund	—	33	2	31	3,770,938	13,939	4,704
iShares Russell 2000 Index Fund	—	31	1	30	3,492,622	13,273	4,588
iShares Lehman Aggregate Bond Fund	—	99	99	—	—	8,386	(57,548)
iShares S&P 500 Index Fund	—	23	23	—	—	3,161	(13,934)
IMMF	3,457	138,885	141,241	1,101	1,100,737	8,784	—

44

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Issuer	Number of Shares Held Beginning Of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value At End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2010
iShares MSCI EAFE Index Fund	—	330	—	330	$47,164,832	$—	$—
iShares S&P MidCap 400 Index Fund	—	90	—	90	10,994,343	39,947	—
iShares Russell 2000 Index Fund	—	91	—	91	10,700,395	38,232	—
iShares Lehman Aggregate Bond Fund	—	302	302	—	—	37,597	(192,646)
iShares S&P 500 Index Fund	—	148	148	—	—	10,957	67,011
IMMF	2,988	324,467	323,134	4,321	4,320,848	21,527	—
LifePath 2020
iShares MSCI EAFE Index Fund	—	846	—	846	120,950,258	—	—
iShares S&P MidCap 400 Index Fund	—	192	—	192	23,391,219	85,105	—
iShares Russell 2000 Index Fund	—	184	—	184	21,747,799	81,456	—
iShares Lehman Aggregate Bond Fund	—	373	373	—	—	38,302	(238,218)
iShares S&P 500 Index Fund	—	429	429	—	—	36,469	(105,434)
IMMF	8,111	706,492	708,861	5,742	5,741,988	46,468	—
LifePath 2030
iShares MSCI EAFE Index Fund	—	539	—	539	77,009,647	—	—
iShares S&P MidCap 400 Index Fund	—	112	—	112	13,626,253	48,044	—
iShares Russell 2000 Index Fund	—	107	—	107	12,610,535	46,069	—
iShares Lehman Aggregate Bond Fund	—	149	149	—	—	9,409	(102,913)
iShares S&P 500 Index Fund	—	433	433	—	—	30,477	433,456
IMMF	2,490	412,689	410,980	4,199	4,198,937	27,789
LifePath 2040
iShares MSCI EAFE Index Fund	—	348	—	348	49,715,380	—	—
iShares S&P MidCap 400 Index Fund	—	81	—	81	9,861,395	35,087	—
iShares Russell 2000 Index Fund	—	79	—	79	9,265,873	33,956	—
iShares Russell 3000 Index Fund	—	17	17	—	—	—	(47,476)
iShares Lehman Aggregate Bond Fund	—	35	35	—	—	3,182	(30,482)
iShares S&P 500 Index Fund	—	226	226	—	—	22,845	(181,136)
IMMF	2,560	211,179	212,024	1,715	1,714,645	15,379	—
Active Stock
IMMF	—	65,265	60,313	4,952	4,951,709	14,986	—
CoreAlpha Bond
IMMF	—	1,270,303	1,165,193	105,110	105,110,080	454,336	—

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolios’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolios also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

45

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2004, were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$31,128,180	$97,038,554	$43,817,412	$58,010,633
LifePath 2010	58,227,419	178,727,697	103,994,281	197,134,075
LifePath 2020	53,046,571	214,586,818	336,259,855	477,119,378
LifePath 2030	16,951,804	64,657,618	219,184,168	292,125,255
LifePath 2040	3,515,054	20,186,164	117,147,112	194,147,867
Active Stock	—	—	977,267,476	149,216,934
CoreAlpha Bond	557,041,987	306,912,814	303,588,108	55,645,077

At June 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement	$21,706,266	$935,294	$—	$935,294
LifePath 2010	70,233,573	2,946,845	—	2,946,845
LifePath 2020	164,474,665	7,356,599	—	7,356,599
LifePath 2030	103,017,706	4,427,668	—	4,427,668
LifePath 2040	67,666,408	2,890,884	—	2,890,884
Active Stock	872,911,755	35,405,166	(17,797,671)	17,607,495
CoreAlpha Bond	896,160,618	2,373,738	(12,920,671)	(10,546,933)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, the Active Stock and CoreAlpha Bond Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

46

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Period Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003	Period Ended December 31, 2002(1)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000	Year Ended February 28, 1999
LifePath Retirement
Ratio of expenses to average net assets(2)(7)	0.32%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.53%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.99%		2.27%	2.98%		3.73	%(4)	4.40%	4.03%	3.95%
Ratio of net investment income to average net assets prior to waived fees(2)(8)	1.78%		2.27%	2.98%		3.73	%(4)	4.40%	4.03%	3.95%
Portfolio turnover rate	114	%(6)	29%	56%		116	%(5)	58%	55%	66%
Total return	0.94	%(3)	12.45%	(1.36	)%(3)	2.68%		6.56%	5.22%	7.10%
LifePath 2010
Ratio of expenses to average net assets(2)(7)	0.32%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.53%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.80%		2.12%	2.49%		3.11	%(4)	3.49%	3.20%	3.12%
Ratio of net investment income to average net assets prior to waived fees(2)(8)	1.59%		2.12%	2.49%		3.11	%(4)	3.49%	3.20%	3.12%
Portfolio turnover rate	114	%(6)	23%	72%		86	%(5)	54%	49%	38%
Total return	1.37	%(3)	16.16%	(6.43	)%(3)	(0.70)%		2.13%	8.32%	10.59%
LifePath 2020
Ratio of expenses to average net assets(2)(7)	0.31%		0.35%	0.35%		0.44%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.52%		0.35%	0.35%		0.44%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.60%		2.04%	2.14%		2.23	%(4)	2.38%	2.27%	2.30%
Ratio of net investment income to average net assets prior to waived fees(2)(8)	1.39%		2.04%	2.14%		2.23	%(4)	2.38%	2.27%	2.30%
Portfolio turnover rate	108	%(6)	23%	67%		86	%(5)	39%	43%	36%
Total return	2.25	%(3)	21.11%	(10.18	)%(3)	(4.99)%		(3.14)%	11.24%	12.82%
LifePath 2030
Ratio of expenses to average net assets(2)(7)	0.30%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.51%		0.35%	0.35%		0.46%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.45%		1.98%	1.81%		1.74	%(4)	1.72%	1.72%	1.74%
Ratio of net investment income to average net assets prior to waived fees (2)(8)	1.24%		1.98%	1.81%		1.74	%(4)	1.72%	1.72%	1.74%
Portfolio turnover rate	109	%(6)	32%	68%		53	%(5)	27%	26%	19%
Total return	2.99	%(3)	24.36%	(13.05	)%(3)	(7.82)%		(5.59)%	13.44%	13.95%

47

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003	Period Ended December 31, 2002(1)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000	Year Ended February 28, 1999
LifePath 2040
Ratio of expenses to average net assets(2)(7)	0.30%		0.35%	0.35%		0.49%		0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(2)(8)	0.51%		0.35%	0.35%		0.49%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(2)(7)	1.31%		1.86%	1.57%		1.13	%(4)	0.90%	0.99%	1.11%
Ratio of net investment income to average net assets prior to waived fees (2)(8)	1.10%		1.86%	1.57%		1.13	%(4)	0.90%	0.99%	1.11%
Portfolio turnover rate	105	%(6)	29%	62%		15	%(5)	20%	29%	19%
Total return	3.21	%(3)	28.14%	(15.63	)%(3)	(10.48)%		(10.41)%	16.41%	15.75%
Active Stock
Ratio of expenses to average net assets(2)	0.35%		—	—		—		—	—	—
Ratio of net investment income to average net assets(2)	1.14%		—	—		—		—	—	—
Portfolio turnover rate	19%		—	—		—		—	—	—
Total return	3.00	%(3)	—	—		—		—	—	—
CoreAlpha Bond
Ratio of expenses to average net assets(2)	0.35%		—	—		—		—	—	—
Ratio of net investment income to average net assets(2)	2.53%		—	—		—		—	—	—
Portfolio turnover rate	69%		—	—		—		—	—	—
Total return	(2.60	)%(3)	—	—		—		—	—	—

(1)	For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)	Annualized for periods of less than one year.
(3)	Not annualized.
(4)	Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5)	Portfolio turnover rates include in-kind transactions. Excluding in-kind transactions, the portfolio turnover rates for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.
(6)	Portfolio turnover rates for the six months ended June 30, 2004 reflect the restructure of the LifePath Master Portfolios to funds-of-funds.
(7)	Ratio includes the Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(8)	Ratio includes the Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios, but does not reflect BGFA’S voluntary waiver of investment advisory fees charged to the Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.

48

Notes:

49

Notes:

50

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 10.68%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,996,317
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,234
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,124
1.42%, 01/07/05	25,000,000	24,998,699
Canadian Imperial Bank of Commerce
1.31%, 08/13/04	50,000,000	49,999,407
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.39%, 09/08/04	20,000,000	19,999,623
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.09%, 07/23/04	25,000,000	25,000,000
1.34%, 09/03/04	50,000,000	49,994,621
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,994,262
1.72%, 05/05/05	25,000,000	24,996,847
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,997,238
UBS AG
1.91%, 05/11/05	25,000,000	24,995,722
US Bank NA
1.20%, 03/28/05	25,000,000	24,994,952

TOTAL CERTIFICATES OF DEPOSIT (Cost: $559,950,619)		559,950,619

COMMERCIAL PAPER – 5.20%

Banque Generale du Luxembourg
1.08%, 09/07/04	11,120,000	11,097,315
DEPFA Bank PLC
1.08%, 07/07/04	15,000,000	14,997,300
Fairway Finance Corp.
1.08%, 09/15/04	16,805,000	16,766,685
General Electric Capital Corp.
1.10%, 08/25/04	50,000,000	49,915,972
1.15%, 08/10/04	50,000,000	49,936,111
K2 USA LLC
1.08%, 09/29/04	45,000,000	44,878,500
Scaldis Capital LLC
1.08%, 09/22/04	30,000,000	29,925,300
1.38%, 11/05/04	15,000,000	14,926,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,996,879

TOTAL COMMERCIAL PAPER (Cost: $272,441,037)		272,441,037

MEDIUM TERM NOTES – 9.22%

Beta Finance Inc.
1.40%, 09/13/04(1)	40,000,000	40,000,000
1.41%, 11/03/04(1)	65,000,000	65,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	65,313,486	65,313,486
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	55,000,000	55,000,000
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	27,417,476	27,417,476
K2 USA LLC
1.21%, 08/09/04(1)	24,000,000	23,995,104
Links Finance LLC
1.30%, 03/08/05(1)	40,000,000	39,996,000
1.44%, 11/01/04(1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	15,455,677	15,455,677
Nissan Auto Receivables Owner Trust 2003-C Class A-1
1.15%, 11/15/04	9,112,198	9,112,198
Sigma Finance Inc.
1.24%, 08/06/04(1)	10,000,000	9,999,901
1.48%, 04/15/05(1)	50,000,000	49,950,000
WFS Financial Owner Trust 2004-1 Class A-1
1.08%, 02/21/05	12,005,525	12,005,525

TOTAL MEDIUM TERM NOTES (Cost: $483,242,867)		483,242,867

TIME DEPOSITS – 4.73%

ABN Amro Bank NV
1.14%, 07/06/04	25,000,000	25,000,000
US Bank NA
1.25%, 07/01/04	22,914,000	22,914,000
Wells Fargo Bank NA
1.50%, 07/01/04	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $247,914,000)		247,914,000

VARIABLE & FLOATING RATE NOTES – 42.52%

American Express Centurion Bank
1.20%, 04/15/05	100,000,000	99,979,800
1.24%, 10/20/04	50,000,000	50,000,000
1.27%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.35%, 03/04/05	85,000,000	85,036,075

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES (Continued)

Beta Finance Inc.
1.06%, 11/08/04(1)	$30,000,000	$29,995,500
1.27%, 03/15/05(1)	25,000,000	25,014,143
Chase Manhattan Bank USA
1.16%, 01/13/05	50,000,000	50,000,000
Davis Square Funding II Ltd. 2004-2A Class A1MMA
1.18%, 02/07/05	48,000,000	47,997,456
DEPFA Bank PLC
1.27%, 06/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	35,000,000	34,994,750
1.30%, 01/28/05(1)	50,000,000	50,025,935
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	54,600,000	54,606,467
GE Commercial Equipment Financing LLC 2003-1 Class A-1
1.24%, 09/20/04	967,462	967,462
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.58%, 07/22/05(1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.29%, 10/15/04(1)	100,000,000	100,000,000
K2 USA LLC
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.30%, 09/30/04(1)	30,000,000	29,998,873
1.41%, 11/01/04(1)	35,000,000	34,999,409
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.23%, 07/16/04(1)	25,000,000	25,000,000
1.27%, 07/23/04(1)	50,000,000	50,000,000
Morgan Stanley
1.43%, 05/04/05	40,000,000	40,092,077
1.75%, 12/13/04	50,000,000	50,075,398
Nationwide Building Society
1.19%, 08/06/04	25,000,000	25,000,917
1.25%, 08/13/04	25,000,000	25,001,178
1.59%, 07/28/05(1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.53%, 12/20/04	100,000,000	100,015,653
Permanent Financing No.3 Series 1 Class A
1.14%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series 1 Class A
1.13%, 03/10/05	125,000,000	125,000,000
Sigma Finance Inc.
1.09%, 07/20/04(1)	15,000,000	14,999,752
1.11%, 09/07/04(1)	25,000,000	24,999,065
1.11%, 01/25/05(1)	75,000,000	74,991,453
1.21%, 11/15/04(1)	50,000,000	49,998,119
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
Strips III LLC
1.34%, 07/30/04(1)	25,558,588	25,558,588
Travelers Insurance Co. Funding Agreement
1.26%, 02/04/05(1)	50,000,000	50,000,000
1.36%, 08/19/04(1)	25,000,000	25,000,000
Washington Mutual Bank
1.46%, 08/09/04	25,000,000	25,008,624
Westpac Banking Corp.
1.41%, 03/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.21%, 04/25/05(1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,228,210,451)		2,228,210,451

REPURCHASE AGREEMENTS – 27.48%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $200,008,889 and an effective yield of 1.60%.(2)	200,000,000	200,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,111 and an effective yield of 1.52%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000

14

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	$40,000,000	$40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,440,000,000)		1,440,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,231,758,974)		5,231,758,974

Other Assets, Less Liabilities – 0.17%		8,866,287

NET ASSETS – 100.00%		$5,240,625,261

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

15

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 9.48%

Abbey National Treasury Services PLC
1.33%, 02/10/05	$15,000,000	$14,998,619
BNP Paribas (New York)
1.25%, 10/07/04	35,000,000	34,999,530
1.29%, 03/04/05	10,000,000	9,998,314
1.42%, 01/07/05	25,000,000	24,998,699
Danske Bank A/S
1.47%, 11/10/04	25,000,000	24,997,496
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,727
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,038
HBOS Treasury Services PLC
1.44%, 11/15/04	40,000,000	39,999,244
Nordea Bank
1.47%, 04/15/05	25,000,000	24,997,044
Societe Generale
1.79%, 05/10/05	30,000,000	29,994,877
Svenska Handelsbanken NY
1.28%, 01/24/05	40,000,000	39,997,988
1.58%, 04/25/05	30,000,000	29,993,981
1.63%, 04/27/05	15,000,000	14,997,541
1.72%, 05/05/05	25,000,000	24,996,848
Toronto-Dominion Bank
1.22%, 03/23/05	15,000,000	14,997,364
1.34%, 02/10/05	10,000,000	9,999,079
UBS AG
1.91%, 05/11/05	30,000,000	29,994,867
US Bank NA
1.20%, 03/28/05	15,000,000	14,996,971

TOTAL CERTIFICATES OF DEPOSIT (Cost: $424,957,227)		424,957,227

COMMERCIAL PAPER – 1.93%

Scaldis Capital LLC
1.10%, 08/27/04	71,597,000	71,471,735
Societe Generale North America
1.38%, 11/08/04	15,000,000	14,925,250

TOTAL COMMERCIAL PAPER (Cost: $86,396,985)		86,396,985

MEDIUM TERM NOTES – 5.14%

Associates Corp. NA
7.75%, 02/15/05	10,000,000	10,394,499
Beta Finance Inc.
1.40%, 09/13/04(1)	15,000,000	15,000,000
1.45%, 01/12/05(1)	25,000,000	24,997,500
JP Morgan Chase & Co
1.16%, 09/01/04(1)	100,000,000	100,000,000
K2 USA LLC
1.21%, 08/09/04(1)	10,000,000	9,997,959
1.34%, 08/16/04(1)	25,000,000	24,996,229
Links Finance LLC
1.30%, 03/08/05(1)	25,000,000	24,997,500
Wells Fargo & Company
6.63%, 07/15/04	20,000,000	20,042,982

TOTAL MEDIUM TERM NOTES (Cost: $230,426,669)		230,426,669

TIME DEPOSITS – 5.20%

ABN Amro Bank NV
1.14%, 07/06/04	50,000,000	50,000,000
Canadian Imperial Bank of Commerce
1.31%, 07/01/04	100,000,000	100,000,000
US Bank NA
1.25%, 07/01/04	83,218,000	83,218,000

TOTAL TIME DEPOSITS (Cost: $233,218,000)		233,218,000

VARIABLE & FLOATING RATE NOTES – 41.54%

Abbey National Treasury Services PLC
1.21%, 11/19/04	46,000,000	45,995,657
American Express Centurion Bank
1.18%, 7/14/04	25,000,000	25,000,0000
1.24%, 10/20/04	50,000,000	50,000,000
1.26%, 02/25/05	25,000,000	25,001,641
1.29%, 07/28/04	53,864,000	53,864,808
Bank of America Corp.
1.21%, 07/02/04	25,000,000	25,000,087
Beta Finance Inc.
1.13%, 10/12/04(1)	50,000,000	49,995,000
Citigroup Global Markets Holdings Inc.
1.72%, 09/20/04	12,000,000	12,005,758
Citigroup Inc.
1.25%, 02/07/05	41,300,000	41,333,323
DEPFA Bank PLC
1.27%, 06/15/05	50,000,000	50,000,000
Dorada Finance Inc.
1.24%, 08/09/04(1)	15,000,000	14,997,750
1.30%, 01/28/05(1)	50,000,000	50,025,936
1.43%, 10/27/04(1)	20,000,000	20,000,000
1.48%, 01/18/05(1)	25,000,000	24,998,750
First USA Bank
1.32%, 07/21/04	20,000,000	20,002,267
General Electric Capital Corp.
1.30%, 02/03/05	25,250,000	25,275,949
1.37%, 10/25/04	27,000,000	27,021,961
1.65%, 03/15/05	50,500,000	50,568,395

16

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES (Continued)

Goldman Sachs Group Inc.
1.15%, 09/10/04	$50,000,000	$50,000,000
1.20%, 08/05/04	30,000,000	30,000,000
Granite Mortgages PLC 2004-1 1A1
1.24%, 12/20/04	22,481,013	22,481,013
HBOS Treasury Services PLC
1.15%, 07/23/04(1)	10,600,000	10,600,211
1.52%, 03/14/05(1)	75,000,000	75,056,869
K2 USA LLC
1.10%, 03/07/05(1)	28,000,000	27,997,095
1.12%, 11/08/04(1)	25,000,000	24,998,660
1.19%, 08/16/04(1)	25,000,000	24,996,250
1.41%, 11/01/04(1)	25,000,000	24,999,577
1.46%, 01/12/05(1)	25,000,000	24,997,500
Links Finance LLC
1.09%, 07/20/04(1)	40,000,000	39,999,584
1.24%, 12/15/04(1)	50,000,000	50,006,928
Merrill Lynch & Co. Inc.
1.19%, 02/17/05	50,000,000	49,995,000
1.34%, 07/15/04	10,000,000	10,000,922
National City Bank
1.17%, 01/03/05	95,000,000	95,041,227
1.17%, 06/10/05	35,000,000	35,010,302
Nationwide Building Society
1.59%, 07/28/05(1)	50,000,000	50,000,000
Permanent Financing No.3 Series I Class A
1.14%, 12/10/04	50,000,000	50,000,000
Permanent Financing No.4 Series I Class A
1.13%, 03/10/05	140,000,000	140,000,000
Sigma Finance Inc.
1.08%, 10/07/04(1)	50,000,000	49,990,000
1.09%, 07/20/04(1)	15,000,000	14,999,844
1.11%, 01/25/05(1)	25,000,000	24,997,151
1.21%, 11/15/04(1)	50,000,000	49,998,119
1.24%, 01/21/05(1)	50,000,000	49,992,500
Societe Generale
1.23%, 09/24/04	50,000,000	49,988,250
US Bank NA
1.25%, 03/30/05	25,000,000	24,991,750
Wells Fargo Bank NA
1.05%, 02/01/05	100,000,000	100,000,000
1.05%, 03/02/05	50,000,000	50,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $1,862,226,034)		1,862,226,034

REPURCHASE AGREEMENTS—36.58%

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $100,004,028 and an effective yield of 1.45%.(2)	100,000,000	100,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $300,012,667 and an effective yield of 1.52%.(2)	300,000,000	300,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,022,222 and an effective yield of 1.60%.(2)	500,000,000	500,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,722 and an effective yield of 1.55%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Goldman Sachs Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $500,021,528 and an effective yield of 1.55%.(2)	500,000,000	500,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,667 and an effective yield of 1.50%.(2)	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 06/30/04, due 07/01/04, with a maturity value of $40,001,778 and an effective yield of 1.60%.(2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,640,000,000)		1,640,000,000

17

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2004 (Unaudited)

Value
TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $4,477,224,915)	$4,477,224,915

Other Assets, Less Liabilities – 0.13%	6,254,700

NET ASSETS – 100.00%	$4,483,479,615

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

18

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Money Market Master Portfolio	Prime Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$3,791,758,974	$2,837,224,915
Repurchase agreements, at value and cost (Note 1)	1,440,000,000	1,640,000,000
Cash	76	826
Receivables:
Interest	9,781,752	6,901,671

Total Assets	5,241,540,802	4,484,127,412

LIABILITIES
Payables:
Investment advisory fees (Note 2)	915,541	647,797

Total Liabilities	915,541	647,797

NET ASSETS	$5,240,625,261	$4,483,479,615

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

	Money Market Master Portfolio	Prime Money Market Master Portfolio
NET INVESTMENT INCOME
Interest	$30,036,513	$25,323,484

Total investment income	30,036,513	25,323,484

EXPENSES (Note 2)
Investment advisory fees	2,613,885	2,268,932

Total expenses	2,613,885	2,268,932
Less investment advisory fees waived	—	(532,283)

Net expenses	2,613,885	1,736,649

Net investment income	27,422,628	23,586,835

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(10,050)	57,816

Net realized and unrealized gain (loss)	(10,050)	57,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,412,578	$23,644,651

The accompanying notes are an integral part of these financial statements.

19

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Master Portfolio		Prime Money Market Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Period Ended December 31, 2003(a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$27,422,628	$48,736,227	$23,586,835	$19,176,978
Net realized gain (loss)	(10,050)	120,352	57,816	28,455

Net increase in net assets resulting from operations	27,412,578	48,856,579	23,644,651	19,205,433

Interestholder transactions:
Contributions	4,841,649,847	13,745,249,528	5,256,966,945	10,692,540,114
Withdrawals	(4,357,446,357)	(12,953,858,697)	(4,914,762,906)	(6,594,114,622)

Net increase in net assets resulting from interestholder transactions	484,203,490	791,390,831	342,204,039	4,098,425,492

Increase in net assets	511,616,068	840,247,410	365,848,690	4,117,630,925
NET ASSETS:
Beginning of period	4,729,009,193	3,888,761,783	4,117,630,925	—

End of period	$5,240,625,261	$4,729,009,193	$4,483,479,615	$4,117,630,925

(a)	For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

20

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at

21

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios at June 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Money Market	Banc of America Securities LLC Tri-Party	5.00% - 8.00%	3/1/12 - 6/1/34	$40,800,000
	Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	714,000,000
	Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,917
	Goldman Sachs Tri-Party	3.07 - 10.00	6/1/10 - 11/1/35	550,800,000
	JP Morgan Chase & Co. Tri-Party	3.29 - 6.94	10/1/09 - 5/1/34	40,802,614
	Lehman Brothers Tri-Party	2.90 - 8.22	12/1/08 - 8/1/36	40,798,849
	Merrill Lynch Tri-Party	2.44 - 7.17	12/1/07 - 1/1/34	40,797,988

Prime Money Market	Banc of America Securities LLC Tri-Party	5.00	3/1/34	142,800,000
	Bank of America N.A. Tri-Party	5.00 - 5.50	8/1/33 - 6/1/34	816,800,000
	Credit Suisse First Boston Tri-Party	4.50	3/1/19 - 4/1/19	40,801,910
	Goldman Sachs Tri-Party	3.74 - 14.00	7/1/04 - 7/1/34	550,800,000
	JP Morgan Chase & Co. Tri-Party	2.44 - 6.54	12/1/08 - 6/1/34	40,802,158
	Lehman Brothers Tri-Party	3.10 - 7.59	10/1/06 - 6/1/44	40,802,387
	Merrill Lynch Tri-Party	2.44 - 5.24	7/1/09 - 5/1/34	40,796,888

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2004, BGFA waived $532,283 in investment advisory fees for the Prime Money Market Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

At June 30, 2004, the Master Portfolios’ costs of investments for federal income tax purposes was the same as for financial statement purposes.

22

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(1)		Year Ended February 28, 1999(2)
Money Market
Ratio of expenses to average net assets(6)	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%		0.10%
Ratio of net investment income to average net assets(6)	1.05%		1.15%		1.80%	3.66%	6.43%	5.23%		5.17%
Total return	0.53	%(3)	1.16%		1.84%	4.23%	6.52%	4.44	%(3)	2.61	%(3)
Prime Money Market
Ratio of expenses to average net assets(6)	0.08	%(7)	0.03	%(4)(5)	—	—	—	—		—
Ratio of net investment income to average net assets(6)	1.04	%(7)	1.12	%(4)(5)	—	—	—	—		—
Total return	0.52	%(3)	0.80	%(3)(4)	—	—	—	—		—

(1)	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2)	For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)	Not annualized.
(4)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.
(5)	Ratios of expenses to average net assets and net investment income to average net assets prior to waived investment advisory fees were 0.10% and 1.05%, respectively.
(6)	Annualized for periods less than one year.
(7)	Ratios of expenses to average net assets and net investment income to average net assets prior to waived investment advisory fees were 0.10% and 1.02%, respectively.

23

Notes:

24

Notes:

25

Notes:

26

INTERNATIONAL INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security		Shares	Value
COMMON STOCKS—96.47%

AUSTRALIA—4.37%

Alumina Ltd.		12,326	45,681
Amcor Ltd.		9,971	48,653
AMP Ltd.		19,755	87,745
Ansell Ltd.		1,296	7,023
Aristocrat Leisure Ltd.		3,372	11,428
Australia and New Zealand Banking Group Ltd.		19,326	247,271
Australian Gas & Light Co. Ltd.		5,029	42,665
Australian Stock Exchange Ltd.		806	8,772
AXA Asia Pacific Holdings Ltd.		7,605	17,908
BHP Billiton Ltd.		40,015	351,308
BHP Steel		8,845	41,869
Boral Ltd.		6,639	30,070
Brambles Industries Ltd.		10,080	42,381
Centro Properties Group		5,737	15,973
Coca-Cola Amatil Ltd.		5,089	24,693
Cochlear Ltd.		673	10,723
Coles Myer Ltd.		11,634	69,938
Commonwealth Bank of Australia		13,472	307,145
Commonwealth Property Office Fund		14,203	11,415
Computershare Ltd.		4,261	9,493
CSL Ltd.		2,242	35,011
CSR Ltd.		12,165	18,901
Deutsche Office Trust		9,543	7,684
Foster’s Group Ltd.		22,132	73,065
Futuris Corp. Ltd.		6,792	7,515
Gandel Retail Trust		13,996	13,611
General Property Trust		23,330	56,942
Harvey Normand Holdings Ltd.		4,057	8,011
Iluka Resources Ltd.		2,284	7,221
ING Industrial Fund		7,000	8,809
Insurance Australia Group Ltd.		17,527	61,459
Investa Property Group		13,277	18,102
James Hardie Industries NV		4,218	17,708
John Fairfax Holdings Ltd.		8,498	22,192
Leighton Holdings Ltd.		1,701	10,817
Lend Lease Corp. Ltd.		4,076	29,335
Macquarie Bank Ltd.		2,366	56,118
Macquarie Goodman Industrial Trust		15,736	18,514
Macquarie Infrastructure Group		20,733	47,872
Mayne Group Ltd.		7,357	17,564
Mirvac Group		7,383	22,216
National Australia Bank Ltd.		16,110	336,313
Newcrest Mining Ltd.		3,325	32,113
News Corp. Ltd.		14,547	128,985
OneSteel Ltd.		3,726	6,503
Orica Ltd.		2,655	28,082
Origin Energy Ltd.		6,579	25,979
Pacific Brands, Ltd.	(1)	4,323	8,073
PaperlinX Ltd.		5,137	17,450
Patrick Corp. Ltd.		4,684	17,514
Perpetual Trustees Australia, Ltd.		443	14,566
Publishing & Broadcasting Ltd.		1,440	12,952
QBE Insurance Group Ltd.		7,227	64,848
Rinker Group Ltd.		9,907	55,908
Rio Tinto Ltd.		3,332	84,103

Santos Ltd.		5,518	26,757
Sonic Healthcare Ltd.		2,687	17,152
Southcorp Ltd.	(1)	5,445	11,964
Stockland Trust Group		13,486	48,849
Suncorp-Metway Ltd.		6,036	60,062
TAB Ltd.		4,722	16,239
TABCORP Holdings Ltd.		4,883	48,710
Telstra Corp. Ltd.		23,797	83,736
Toll Holdings Ltd.		3,390	25,466
Transurban Group		5,702	19,440
Wesfarmers Ltd.		3,830	78,883
Westfield Holdings Ltd.		4,405	47,521
Westfield Trust		24,213	74,681
Westpac Banking Corp.		19,130	235,724
WMC Resources Ltd.		12,545	43,282
Woodside Petroleum Ltd.		4,752	55,476
Woolworths Ltd.		10,979	87,566

			3,805,718

AUSTRIA—0.29%

Bank Austria Creditanstalt		359	21,142
Boehler-Uddeholm AG		121	10,074
Erste Bank der Oesterreichischen Sparkassen AG		289	45,552
Flughafen Wien AG		104	6,014
Immofinanz Immobillien Anlagen AG	(1)	2,624	21,276
Mayr-Melnhof Karton AG		48	6,213
Oesterreichische Elektrizitaetswirtschafts AG Class A		100	17,618
OMV AG		144	28,151
RHI AG	(1)	193	4,365
Telekom Austria AG		3,081	47,126
VA Technologie AG	(1)	142	8,027
Voest-Alpine AG		294	14,522
Wienberger AG		631	22,071

			252,151

BELGIUM—1.12%

AGFA Gevaert NV		1,114	27,730
Barco NV		165	14,929
Bekaert NV		182	10,509
Belgacom SA	(1)	1,600	48,903
Cofinimmo		61	8,263
Colruyt NV		226	28,021
Compagnie Maritime Belge SA		59	7,176
Delhaize-Le Lion SA		777	39,954
Dexia Group		6,682	111,391
D’Ieteren NV SA		31	6,563
Electrabel SA		290	93,221
Fortis		12,360	275,447
Groupe Bruxelles Lambert SA		695	44,654
Interbrew SA		1,559	49,793
KBC Bankverzekeringsholding NV		1,068	61,671
Mobistar SA	(1)	307	19,229
Omega Pharma SA		239	12,159
Solvay SA		668	54,722
UCB SA		939	43,892
Umicore Mines SA		302	19,100

			977,327

DENMARK—0.75%

AP Moller—Maersk A/S	(1)	12	82,891
Bang & Olufsen A/S Class B		120	6,620
Carlsberg A/S Class B		333	17,662
Coloplast A/S		133	12,580
Danisco A/S		540	27,930
Danske Bank A/S		4,886	116,144
De Sammensluttede Vognmaend		201	9,660
East Asiatic Co. Ltd. A/S (The)		185	8,601
FLS Industries A/S Class B	(1)	535	7,560

GN Store Nord A/S		2,349	20,845
Group 4 Falck A/S		797	20,562
H. Lundbeck A/S		813	17,781
ISS A/S		468	23,194
Kobenhavns Lufthavne A/S		56	8,188
NKT Holding A/S		90	1,832
Novo Nordisk A/S Class B		2,707	139,969
Novozymes A/S Class B		565	25,560
TDC A/S		1,374	44,938
Topdanmark A/S	(1)	281	16,659
Vestas Wind Systems A/S	(1)	1,792	26,466
William Demant Holding	(1)	358	13,598

			649,240

FINLAND—1.39%

Amer Group Ltd.		283	14,786
Elisa OYJ Class A	(1)	1,543	20,700
Fortum OYJ		3,578	45,833
KCI Konecranes OYJ		208	7,745
Kesko OYJ Class B		699	13,895
Kone Corp. Class B		387	23,452
Metso Corp.		1,231	15,675
Nokia OYJ		51,464	746,876
Nokian Renkaat OYJ		84	8,209
Orion-Yhtyma OYJ Class B		424	10,913
Outokumpu OYJ		796	12,764
Pohjola Group PLC Class D		837	8,638
Rautaruukki OYJ		830	6,718
Sampo OYJ Class A		3,185	31,050
Stora Enso OYJ Class R		6,568	89,270
TietoEnator OYJ		953	29,025
UPM-Kymmene OYJ		5,694	108,768
Uponor OYJ		251	8,274
Wartsila OYJ Class B		318	7,136

			1,209,727

FRANCE—9.10%

Accor SA		1,983	84,105
Air France		1,396	23,956
Alcatel SA	(1)	13,169	205,136
Alstom	(1)	14,212	16,117
Arcelor		4,029	68,060
Atos Origin SA	(1)	492	31,834
Autoroutes du Sud de la France SA		849	33,809
Aventis SA		7,289	552,673
AXA		14,346	318,306
BIC SA		368	16,440
BNP Paribas SA		8,708	538,626
Bouygues SA		2,199	74,004
Business Objects SA	(1)	887	20,107
Cap Gemini SA	(1)	1,371	55,399
Carrefour SA		6,164	300,622
CNP Assurances		389	22,626
Compagnie de Saint-Gobain SA		3,346	167,908
Compagnie Generale des Etablissements Michelin Class B		1,571	87,371
Credit Agricole SA		7,023	171,786
Dassault Systemes SA		610	28,461
Essilor International SA		1,051	68,842
Etablissements Economiques du Casino Guichard-Perrachon SA		325	29,453
European Aeronautic Defence and Space Co.		2,539	71,166
France Telecom SA		11,948	313,487
Gecina SA		338	26,652
Groupe Danone		2,604	228,058
Hermes International		110	22,056
Imerys SA		328	19,172
Klepierre		202	13,855
Lafarge SA		1,792	160,741
Lagardere S.C.A.		1,356	85,211

L’Air Liquide SA		1,191	197,903
L’Oreal SA		3,222	258,597
LVMH Moet Hennessy Louis Vuitton SA		2,609	189,878
Pernod-Ricard SA		564	72,395
Pinault-Printemps-Redoute SA		722	74,553
PSA Peugeot Citroen		1,846	103,303
Publicis Groupe		1,049	31,257
Renault SA		1,987	152,089
Sagem SA		198	22,132
Sanofi-Synthelabo SA		3,957	251,772
Schneider Electric SA		2,218	152,151
Societe Generale Class A		3,527	301,580
Societe Television Francaise 1		1,216	38,526
Sodexho Alliance SA		1,041	27,578
STMicroelectronics NV		6,308	139,268
Suez SA		8,509	178,284
Technip-Coflexip SA		208	28,326
Thales/Ex Thomson CSF		903	33,210
Thomson SA		2,704	53,699
Total SA		6,281	1,203,870
Union du Credit Bail Immobilier		447	46,365
Valeo SA		767	32,133
Veolia Environment		3,030	85,989
Vinci SA		749	75,774
Vivendi Universal SA	(1)	10,872	303,775
Zodiac SA		551	18,819

			7,929,265

GERMANY—6.33%

Adidas-Salomon AG		465	55,795
Allianz AG		3,318	361,833
Altana AG		709	42,851
BASF AG		5,740	309,140
Bayer AG		6,975	202,484
Bayerische Hypo-Und Vereinsbank AG	(1)	6,273	112,394
Beiersdorf AG		165	19,351
Celesio AG		378	22,660
Commerzbank AG	(1)	5,566	98,732
Continental AG		1,492	72,398
DaimlerChrysler AG Registered		9,256	435,034
Deutsche Bank AG		5,621	444,456
Deutsche Boerse AG		1,142	58,294
Deutsche Lufthansa AG	(1)	2,395	32,834
Deutsche Post AG		4,849	105,424
Deutsche Telekom AG	(1)	27,125	478,749
Douglas Holding AG		411	11,812
E.ON AG		6,664	483,348
Epcos AG	(1)	513	10,819
Fresenius Medical Care AG		384	28,655
Heidelberger Zement AG		643	32,188
Hypo Real Estate Holding AG	(1)	1,431	42,206
Infineon Technologies AG	(1)	6,920	93,546
Karstadtquelle AG		362	7,928
Linde AG		863	47,775
MAN AG		1,091	40,068
Merck KGaA		521	31,525
Metro AG		1,559	74,339
MLP AG		686	10,212
Muenchener Rueckversicherungs-Gesellschaft AG		1,864	203,493
Puma AG		178	45,511
RWE AG		4,234	200,332
SAP AG		2,198	366,846
Schering AG		1,891	112,010
Siemens AG		8,597	623,402
Suedzucker AG		530	10,453
ThyssenKrupp AG		3,433	58,942
TUI AG		1,205	23,176
Volkswagen AG		2,355	100,158

			5,511,173

GREECE—0.45%

Alpha Bank AE		2,232	57,026
Bank of Piraeus		1,924	22,565
Coca-Cola Hellenic Bottling Co. SA		840	19,691
Commercial Bank of Greece		720	18,829
Cosmote Mobile Telecommunication SA		1,120	17,647
EFG Eurobank Ergasias		2,040	44,643
Folli-Follie SA		100	3,201
Germanos SA		280	8,112
Greek Organization of Football Prognostics		1,760	33,373
Hellenic Copper & Aluminum Industry SA		1,160	8,364
Hellenic Duty Free Shops SA		70	1,338
Hellenic Petroleum SA		1,038	8,696
Hellenic Technodomiki Tev SA		620	2,648
Hellenic Telecommunications Organization SA		2,730	35,631
Intracom SA Foreign		1,000	4,378
National Bank of Greece SA		2,562	55,975
Public Power Corp.		1,284	30,743
Technical Olympic SA		700	2,948
Titan Cement Co. SA		600	14,160

			389,968

HONG KONG—1.51%

ASM Pacific Technology Ltd.		2,000	7,518
Bank of East Asia Ltd.		15,200	43,519
BOC Hong Kong Holdings Ltd.		39,500	67,651
Cathay Pacific Airways Ltd.		9,000	17,063
Cheung Kong (Holdings) Ltd.		16,000	118,265
Cheung Kong Infrastructure Holdings Ltd.		5,000	12,111
CLP Holdings Ltd.		19,700	107,954
Esprit Holdings Ltd.		7,500	33,722
Giordano International Ltd.		16,000	10,138
Hang Lung Properties Ltd.		12,000	15,501
Hang Seng Bank Ltd.		8,100	104,136
Henderson Land Development Co. Ltd.		8,000	34,549
Hong Kong & China Gas Co. Ltd.		39,672	65,654
Hong Kong Exchanges & Clearing Ltd.		10,000	20,551
Hongkong Electric Holdings Ltd.		15,000	62,276
Hopewell Holdings Ltd.		9,000	18,136
Hutchison Whampoa Ltd.		22,700	155,379
Hysan Development Co. Ltd.		7,000	10,434
Johnson Electric Holdings Ltd.		15,000	15,334
Kerry Properties, Ltd.		5,000	7,622
Kingboard Chemical Holdings Co., Ltd.		4,000	6,980
Li & Fung Ltd.		16,000	23,454
MTR Corp. Ltd.		16,000	24,235
New World Development Co. Ltd.		26,600	19,700
PCCW Ltd.	(1)	35,118	24,206
SCMP Group Ltd.		14,000	5,596
Shangri-La Asia Ltd.		10,000	9,754
Sino Land Co. Ltd.		12,000	6,707
SmarTone Telecommunications Holdings Ltd.		500	549
Sun Hung Kai Properties Ltd.		14,000	115,244
Swire Pacific Ltd. Class A		10,000	65,073
Techtronic Industries Co.		8,000	12,783
Television Broadcasts Ltd.		3,000	12,909
Texwinca Holdings Ltd.		10,000	7,903
Wharf Holdings Ltd.		14,000	40,282
Yue Yen Industrial (Holdings) Ltd.		5,000	12,202

			1,315,090

IRELAND—0.83%

Allied Irish Banks PLC		9,094	140,994
Bank of Ireland		10,295	138,032
CRH PLC		5,711	121,217
DCC PLC		992	18,176

Depfa Bank PLC		3,951	57,825
Elan Corporation PLC	(1)	4,117	101,971
Fyffes PLC		3,720	7,812
Grafton Group PLC	(1)	2,162	17,277
Greencore Group PLC		1,824	7,069
Independent News & Media PLC		6,135	14,693
Irish Life & Permanent PLC		3,076	47,535
Kerry Group PLC Class A		1,424	30,245
Ryanair Holdings PLC	(1)	3,664	20,504

			723,350

ITALY—3.61%

Alleanza Assicurazioni SpA		5,098	58,456
Arnoldo Mondadori Editore SpA		1,396	13,272
Assicurazioni Generali SpA		10,174	275,678
Autogrill SpA	(1)	1,209	17,201
Autostrade SpA		2,087	41,139
Banca Antonveneta SpA	(1)	2,530	52,216
Banca Fideuram SpA		3,651	20,595
Banca Intesa SpA		34,211	134,310
Banca Monte dei Paschi di Siena SpA		11,623	37,365
Banca Nazionale del Lavoro SpA	(1)	13,256	30,972
Banca Popolare di Milano SCRL		3,632	23,431
Banca Popolare di Verona e Novara SCRL		3,945	68,029
Banche Popolari Unite SCRL		3,475	57,873
Benetton Group SpA		380	4,369
Bulgari SpA		1,568	15,948
Capitalia SpA		14,820	46,614
Edison SpA	(1)	7,546	13,105
Enel SpA		26,251	211,248
Eni SpA		27,996	558,465
Fiat SpA	(1)	5,702	47,971
FinecoGroup SpA	(1)	1,796	11,384
Finmeccanica SpA		60,801	48,578
Gruppo Editoriale L’Espresso SpA		1,559	9,430
Italcementi SpA		1,048	14,074
Luxottica Group SpA		1,433	24,032
Mediaset SpA		6,436	73,729
Mediobanca SpA		4,918	60,108
Mediolanum SpA		2,298	14,710
Pirelli & Co. SpA		18,020	18,702
Riunione Adriatica di Sicurta SpA		3,094	56,366
Sanpaolo IMI SpA		10,374	125,682
Seat Pagine Gaille SpA	(1)	45,038	18,985
Snam Rete Gas SpA		10,158	43,749
Telecom Italia Media SpA	(1)	15,616	6,452
Telecom Italia Mobile SpA		40,280	229,368
Telecom Italia SpA		88,066	275,115
Telecom Italia SpA RNC		61,826	137,147
Tiscali SpA	(1)	2,387	10,788
Unicredito Italiano SpA		47,499	235,642

			3,142,298

JAPAN—23.32%

Acom Co. Ltd.		750	49,313
Aderans Co. Ltd.		400	8,631
Advantest Corp.		700	47,479
AEON Co. Ltd.		2,600	105,452
AEON Credit Service Co. Ltd.		300	20,134
AIFUL Corp.		450	47,473
Aisin Seiki Co., Ltd.		1,600	33,536
Ajinomoto Co. Inc.		6,000	72,652
Alfresa Holdings Corp.		200	11,177
All Nippon Airways Co. Ltd.		4,000	13,140
Alps Electric Co. Ltd.		2,000	28,767
Amada Co. Ltd.		4,000	26,643
Amano Corp.		1,000	8,957
Anritsu Corp.		1,000	6,583

Aoyama Trading Co. Ltd.		700	19,064
Ariake Japan Co. Ltd.		220	6,593
Asahi Breweries Ltd.		3,900	43,277
Asahi Glass Co. Ltd.		8,000	83,908
Asahi Kasei Corp.		13,000	67,870
Asatsu-DK Inc.		200	5,220
Autobacs Seven Co. Ltd.		400	13,128
Bandai Co. Ltd.		800	21,852
Bank of Fukuoka Ltd.		6,000	35,879
Bank of Yokohama Ltd.		11,000	69,276
Bellsystem24 Inc.		30	6,342
Benesse Corp.		600	19,753
Bridgestone Corp.		7,000	132,640
C&S Co., Ltd.		400	10,679
Canon Inc.		8,900	474,258
Capcom Co. Ltd.		500	5,536
Casio Computer Co. Ltd.		2,000	30,526
Central Glass Co. Ltd.		2,000	17,047
Central Japan Railway Co.		11	94,130
Chiba Bank Ltd. (The)		8,000	49,318
Chubu Electric Power Co. Inc.		7,000	148,248
Chugai Pharmaceutical Co. Ltd.		2,900	45,718
Citizen Watch Co. Ltd.		3,000	34,273
Coca Cola West Japan Co. Ltd.		300	7,443
COMSYS Holdings Corp.		1,000	8,191
Credit Saison Co. Ltd.		1,400	42,347
CSK Corp.		700	34,316
Dai Nippon Printing Co. Ltd.		7,000	112,641
Daicel Chemical Industries Ltd.		3,000	15,806
Daiichi Pharmaceutical Co. Ltd.		2,400	43,110
Daikin Industries Ltd.		2,000	54,134
Daimaru Inc. (The)		2,000	18,286
Dainippon Ink & Chemical Inc.		7,000	18,103
Dainippon Screen Manufacturing Co. Ltd.		2,000	11,934
Daito Trust Construction Co. Ltd.		900	34,795
Daiwa House Industry Co. Ltd.		5,000	58,366
Daiwa Securities Group Inc.		13,000	94,133
Denki Kagaku Kogyo Kabushiki Kaisha		4,000	14,328
Denso Corp.		5,800	136,293
DENTSU Inc.		15	38,980
Dowa Mining Co. Ltd.		3,000	17,908
East Japan Railway Co.		36	203,125
Ebara Corporation		3,000	14,824
Eisai Co. Ltd.		2,600	75,207
FamilyMart Co. Ltd.		800	26,249
Fanuc Ltd.		1,500	90,510
Fast Retailing Co. Ltd.		600	49,017
Fuji Electric Holdings Co. Ltd.		5,000	13,605
Fuji Photo Film Co. Ltd.		5,000	157,838
Fuji Soft ABC Inc.		300	11,854
Fuji Television Network Inc.		8	18,497
Fujikura Ltd.		4,000	22,757
Fujisawa Pharmaceutical Co. Ltd.		2,900	69,355
Fujitsu Ltd.		18,000	128,424
Furukawa Electric Co. Ltd.	(1)	7,000	30,151
Goodwill Group (The), Inc.		3	7,861
Gunma Bank Ltd.		4,000	20,274
Gunze Ltd.		3,000	15,637
Hankyu Department Stores Inc.		1,000	8,781
Heavy Industries Co. Ltd.		14,000	23,245
Hino Motors Ltd.		2,000	14,612
Hirose Electric Co. Ltd.		300	33,284
Hitachi Cable Ltd.		2,000	9,558
Hitachi Chemical Company Ltd.		1,000	16,584
Hitachi Construction Machinery Co., Ltd.		1,000	11,946
Hitachi Credit Corp.		500	9,366
Hitachi Ltd.		34,000	236,581
Hitachi Software Engineering Co. Ltd.		200	4,705

Hokkaido Electric Power Co., Inc.		1,700	30,297
Hokugin Financial Group Inc.		8,000	20,778
Honda Motor Co. Ltd.		8,300	403,527
House Foods Corp.		800	11,366
Hoya Corp.		1,200	126,600
Isetan Co. Ltd.		1,600	23,185
Ishihara Sangyo Kaisha Ltd.	(1)	4,000	8,896
Ito En Ltd.		300	14,292
Itochu Corp.	(1)	14,000	63,444
Itochu Techno-Science Corp.		400	17,213
Ito-Yokado Co. Ltd.		4,000	172,598
JAFCO Co. Ltd.		300	23,154
Japan Airlines System Corp.	(1)	7,000	22,530
Japan Real Estate Investment Corp.		2	14,007
Japan Retail Fund Investment Corp.		2	13,843
Japan Tobacco Inc.		10	78,076
JFE Holdings Inc.		5,700	140,988
JGC Corp.		2,000	19,459
Joyo Bank Ltd.		7,000	31,283
JSR Corp.		1,800	34,137
Kajima Corp.		10,000	37,321
Kaken Pharmaceutical Co. Ltd.		1,000	5,882
Kamigumi Co. Ltd.		3,000	21,893
Kanebo Ltd.	(1)	7,000	6,540
Kaneka Corp.		3,000	28,498
Kansai Electric Power Co. Inc.		7,500	137,106
Kansai Paint Co., Ltd.		2,000	12,310
Kao Corp.		6,000	145,684
Katokichi Co. Ltd.		400	8,019
Kawasaki Heavy Industries Ltd.		13,000	21,104
Kawasaki Kisen Kaisha Ltd.		6,000	30,535
Keihin Electric Express Railway Co. Ltd.		4,000	25,119
Keio Electric Railway Co. Ltd.		5,000	28,712
Keyence Corp.		350	80,626
Kikkoman Corp.		1,000	8,647
Kinden Corp.		2,000	12,555
Kintetsu Corp.		16,000	61,080
Kirin Brewery Co. Ltd.		7,000	69,555
Kobe Steel, Ltd.		24,000	36,201
Kokuyo Co. Ltd.		500	6,328
Komatsu Ltd.		10,000	61,152
Komori Corp.		1,000	16,622
Konami Company Ltd.		1,000	25,669
Konica Minolta Holdings Inc.		4,500	62,808
Koyo Seiko Co. Ltd.		1,000	11,978
Kubota Corp.		11,000	58,792
Kuraray Co. Ltd.		4,000	32,924
Kuraya Sanseido, Inc.		900	13,697
Kurita Water Industries Ltd.		1,100	15,128
Kyocera Corp.		1,800	154,576
Kyowa Hakko Kogyo Co. Ltd.		4,000	29,084
Kyushu Electric Power Co. Inc.		4,100	76,646
Lawson Inc.		600	24,910
Leopalace21 Corp.		1,000	18,895
Mabuchi Motor Co. Ltd.		300	22,368
Makita Corp.		1,000	15,048
Marubeni Corp.		14,000	34,629
Marui Co. Ltd.		3,400	46,298
Matsumotokiyoshi Co. Ltd.		400	12,155
Matsushita Electric Industrial Co. Ltd.		24,000	343,826
Matsushita Electric Works Ltd.		3,400	31,023
Meiji Dairies Corp.		2,000	11,148
Meiji Seika Kaisha Ltd.		4,000	17,880
Meitec Corp.		400	15,895
Millea Holdings Inc.		16	238,977
Minebea Co. Ltd.		4,000	18,807
Mitsubishi Chemical Corp.		18,000	48,090
Mitsubishi Corp.		12,000	117,250

Mitsubishi Electric Corp.		18,000	89,437
Mitsubishi Estate Co. Ltd.		11,000	137,909
Mitsubishi Gas Chemical Co. Inc.		3,000	12,516
Mitsubishi Heavy Industries Ltd.		31,000	84,614
Mitsubishi Logistics Corp.		1,000	9,570
Mitsubishi Materials Corp.		10,000	22,586
Mitsubishi Rayon Co.		7,000	27,421
Mitsubishi Tokyo Financial Group Inc.		49	458,627
Mitsui & Co. Ltd.		14,000	105,713
Mitsui Chemicals Inc.		6,000	30,235
Mitsui Engineering & Shipbuilding Co. Ltd.		6,000	10,565
Mitsui Fudosan Co. Ltd.		8,000	96,862
Mitsui Mining & Smelting Co. Ltd.		7,000	32,946
Mitsui O.S.K. Lines Ltd.		10,000	53,072
Mitsui Sumitomo Insurance Co. Ltd.		14,000	133,095
Mitsui Trust Holdings Inc.		6,000	44,488
Mitsukoshi Ltd.		4,000	22,394
Mitsumi Electric Co. Ltd.		500	5,852
Mizuho Financial Group Inc.		81	371,166
Murata Manufacturing Co. Ltd.		2,400	138,167
Namco Ltd.		500	14,101
NEC Corp.		17,000	121,123
NEC Electronics Corp.		400	24,935
Net One Systems Co. Ltd.		6	23,556
NGK Insulators Ltd.		3,000	24,371
NGK Spark Plug Co. Ltd.		2,000	19,306
Nichii Gakkan Co.		250	11,420
Nichirei Corp.		2,000	7,081
Nidec Corp.		500	51,620
Nikko Cordial Corp.		15,000	73,343
Nikon Corp.		3,000	34,122
Nintendo Co. Ltd.		1,100	128,253
Nippon Building Fund Inc.		2	14,480
Nippon Express Co. Ltd.		8,000	47,327
Nippon Kayaku Co. Ltd.		2,000	11,037
Nippon Light Metal Co., Ltd.		4,000	9,580
Nippon Meat Packers Inc.		2,000	24,814
Nippon Mining Holdings Inc.		6,000	29,942
Nippon Oil Corp.		14,000	89,064
Nippon Sanso Corp.		2,000	10,763
Nippon Sheet Glass Co. Ltd.		4,000	15,998
Nippon Shokubai Co Ltd.		1,000	8,016
Nippon Steel Corp.		66,000	139,934
Nippon Telegraph & Telephone Corp.		57	305,749
Nippon Unipac Holding		9	47,419
Nippon Yusen Kabushiki Kaisha		10,000	46,434
Nishimatsu Construction Co. Ltd.		2,000	7,017
Nissan Chemical Industries Ltd.		2,000	16,210
Nissan Motor Co. Ltd.		26,900	300,632
Nisshin Seifun Group Inc.		2,000	20,472
Nisshin Steel Co., Ltd.		8,000	16,322
Nisshinbo Industries Inc.		2,000	15,158
Nissho Iwai-Nichimen Holdings Corp.	(1)	2,000	10,242
Nissin Food Products Co. Ltd.		800	20,709
Nitori Co, Ltd.		150	9,458
Nitto Denko Corp.		1,800	93,140
NOK Corp.		1,000	37,261
Nomura Holdings Inc.		20,000	299,414
Nomura Research Institute Ltd.		200	21,465
NSK Ltd.		4,000	20,059
NTN Corp.		4,000	20,404
NTT Data Corp.		13	42,420
NTT DoCoMo Inc.		215	388,920
Obayashi Corp.		6,000	32,479
OBIC Co. Ltd.		100	21,419
Odakyu Electric Railway Co. Ltd.		6,000	32,673
Oji Paper Co. Ltd.		9,000	58,149
Oki Electric Industry Co. Ltd.	(1)	5,000	20,355

Okumura Corp.		2,000	10,542
Olympus Corp.		3,000	57,154
Omron Corp.		2,100	49,430
Onward Kashiyama Co. Ltd.		2,000	32,257
Oracle Corp. Japan		300	16,822
Oriental Land Co. Ltd.		500	32,953
ORIX Corp.		900	103,834
Osaka Gas Co. Ltd.		22,000	61,327
Pioneer Corp.		1,700	44,380
Promise Co. Ltd.		900	60,622
Q.P. Corp.		1,200	10,430
Rakuten, Inc.		4	30,890
Resona Holdings Inc.	(1)	48,000	86,542
Ricoh Corp. Ltd.		7,000	150,429
Rinnai Corp.		300	9,166
Rohm Co. Ltd.		1,100	133,164
Ryohin Keikaku Co., Ltd.		300	15,617
SAIZERIYA Co. Ltd.		500	6,903
Sammy Corp.		400	19,198
Sanden Corp.		1,000	6,286
Sanken Electric Co., Ltd.		1,000	13,189
Sankyo Co. Ltd.		4,000	87,156
Sankyo Co. Ltd. Gunma		500	20,502
Sanwa Shutter Corp.		2,000	10,720
Sanyo Electric Co. Ltd.		16,000	66,321
Sapporo Breweries Ltd.		3,000	11,060
Secom Co. Ltd.		2,500	107,134
Sega Corp.	(1)	1,300	16,773
Seiko Epson Corp.		1,000	36,752
Seino Transportation Co. Ltd.		1,000	10,394
Sekisui Chemical Co. Ltd.		4,000	34,013
Sekisui House Ltd.		5,000	56,067
Seven-Eleven Japan Co. Ltd.		4,000	131,917
77 Bank Ltd. (The)	(1)	4,000	27,414
Sharp Corp.		10,000	161,257
Shimachu Company Ltd.		600	16,328
Shimamura Co. Ltd.		200	17,435
Shimano Inc.		800	19,139
Shimizu Corp.		5,000	22,774
Shin-Etsu Chemical Co. Ltd.		3,800	137,330
Shinsei Bank, Ltd.		6,000	38,498
Shionogi & Co. Ltd.		3,000	51,884
Shiseido Co. Ltd.		4,000	50,737
Shizuoka Bank Ltd.		6,000	53,356
Showa Denko K.K.		12,000	30,311
Showa Shell Sekiyu K.K.		1,500	13,549
Skylark Co.		700	14,116
SMC Corp.		600	65,596
Snow Brand Milk Products Co. Ltd.	(1)	2,000	6,794
Softbank Corp.		2,400	107,077
Sompo Japan Insurance Inc.		8,000	82,531
Sony Corp.		9,900	376,146
Stanley Electric Co. Ltd.		1,600	26,961
Sumitomo Bakelite Co. Ltd.		2,000	14,095
Sumitomo Chemical Co. Ltd.		14,000	65,883
Sumitomo Corp.		9,000	65,853
Sumitomo Electric Industries Ltd.		7,000	72,091
Sumitomo Heavy Industries Ltd.	(1)	5,000	15,790
Sumitomo Metal Industries Ltd.		38,000	45,374
Sumitomo Metal Mining Co. Ltd.		6,000	39,480
Sumitomo Mitsui Financial Group Inc.		44	303,474
Sumitomo Osaka Cement Co. Ltd.		3,000	8,325
Sumitomo Realty & Development Co. Ltd.		4,000	49,956
Sumitomo Trust & Banking Co. Ltd. (The)		12,000	86,333
Suruga Bank Ltd. (The)		2,000	15,451
Suzuken Co. Ltd.		480	15,007
T&D Holdings Inc.	(1)	1,700	85,235
Taiheiyo Cement Corp.		8,000	20,068

Taisei Corp.		9,000	34,181
Taisho Pharmaceutical Co. Ltd.		2,000	44,636
Taiyo Yuden Co. Ltd.		1,000	14,253
Takara Holdings Inc.		2,000	16,216
Takashimaya Co. Ltd.		3,000	34,920
Takeda Chemical Industries Ltd.		9,600	424,364
Takefuji Corp.		670	48,947
Takuma Co. Ltd.		1,000	7,232
TDK Corp.		1,300	99,286
Teijin Ltd.		8,000	30,117
Teikoku Oil Co. Ltd.		2,000	10,831
Terumo Corp.		1,800	45,480
THK Co. Ltd.		900	17,209
TIS Inc.		400	17,186
Tobu Railway Co. Ltd.		7,000	30,795
Toda Corp.		2,000	8,248
Toho Co. Ltd.		1,300	18,955
Tohoku Electric Power Co. Inc.		4,300	72,644
Tokyo Broadcasting System		700	12,408
Tokyo Electric Power Co. Inc. (The)		12,200	277,504
Tokyo Electron Ltd.		1,800	102,327
Tokyo Gas Co. Ltd.		27,000	96,184
Tokyo Style Co. Ltd.		1,000	11,465
Tokyu Corp.		11,000	56,662
Tokyu Land Corp.		4,000	12,928
TonenGeneral Sekiyu K.K.		3,000	25,801
Toppan Printing Co. Ltd.		6,000	68,541
Toray Industries Inc.		13,000	61,739
Toshiba Corp.		32,000	130,004
Tosoh Corporation		4,000	14,526
Tostem Inax Holding Corp.		3,000	65,066
TOTO Ltd.		3,000	31,840
Toyo Seikan Kaisha Ltd.		2,000	34,649
Toyo Suisan Kaisha Ltd.		1,000	13,197
Toyobo Co. Ltd.		5,000	12,612
Toyoda Gosei Co. Ltd.		500	11,908
Toyota Industries Corporation		2,000	48,309
Toyota Motor Corp.		31,000	1,264,412
Trend Micro Inc.		1,000	44,760
Ube Industries Ltd.	(1)	7,000	11,004
UFJ Holdings Inc.	(1)	41	183,327
Uni-Charm Corp.		400	20,036
Uniden Corp.		1,000	21,890
Uny Co. Ltd.		2,000	25,795
Ushio Inc.		1,000	18,190
USS Co. Ltd.		230	19,896
Wacoal Corp.		1,000	10,689
West Japan Railway Company		18	72,863
World Co. Ltd.		400	12,213
Yahoo! Japan Corp.	(1)	10	98,552
Yakult Honsha Co. Ltd.		1,000	14,528
Yamada Denki Co. Ltd.		700	26,324
Yamaha Corp.		1,600	26,511
Yamaha Motor Co. Ltd.		2,000	31,274
Yamanouchi Pharmaceutical Co. Ltd.		3,200	108,671
Yamato Transport Co. Ltd.		4,000	65,637
Yamazaki Baking Co. Ltd.		1,000	9,906
Yokogawa Electric Corp.		2,000	26,990
Zeon Corp.		2,000	14,638

			20,307,365

NETHERLANDS—4.75%

ABN AMRO Holding NV		16,790	369,464
Aegon NV		14,451	175,688
Akzo Nobel NV		2,869	106,024
ASML Holding NV	(1)	5,186	88,634
Corio NV		547	23,362
DSM NV		848	41,765

Euronext NV		991	27,724
Getronics NV	(1)	5,118	14,164
Hagemeyer NV	(1)	5,779	12,345
Heineken NV		2,690	88,714
IHC Caland NV		302	14,104
ING Groep NV		18,834	448,159
Koninklijke Ahold NV	(1)	16,430	129,834
Koninklijke KPN NV		21,555	164,737
Koninklijke Numico NV	(1)	1,652	53,343
Koninklijke Philips Electronics NV		14,139	383,791
Oce NV		966	15,710
QIAGEN NV	(1)	1,343	15,949
Randstad Holding NV		419	11,553
Reed Elsevier NV		7,549	106,470
Rodamco Europe NV		485	29,376
Royal Dutch Petroleum Co.	(2)	22,359	1,150,957
TNT Post Group NV		3,255	74,731
Unilever NV CVA		6,117	419,296
Vedior NV		1,628	23,861
VNU NV		2,457	71,712
Wereldhave NV		210	17,323
Wolters Kluwer NV CVA		3,018	55,068

			4,133,858

NEW ZEALAND—0.22%

Auckland International Airport Ltd.		2,399	10,279
Carter Holt Harvey Ltd.		11,161	14,706
Contact Energy Ltd.		2,518	9,384
Fisher & Paykel Appliances Holdings		2,401	6,971
Fisher & Paykel Healthcare Corp Ltd.		889	7,462
Fletcher Building Ltd.		5,474	15,845
Independent Newspapers Ltd.		1,549	4,630
Lion Nathan Ltd.		3,038	14,412
Sky City Entertainment Group Ltd.		5,666	17,254
Telecom Corp. of New Zealand Ltd.		21,574	80,766
Tower Ltd.	(1)	5,264	5,722
Warehouse Group Ltd. (The)		2,278	6,153

			193,584

NORWAY—0.51%

DNB NOR ASA		7,076	48,372
Frontline Ltd.		407	14,061
Kvaerner ASA	(1)	130	2,046
Norsk Hydro ASA		1,596	103,951
Norske Skogindustrier ASA		1,302	23,278
Orkla ASA		2,002	50,182
Petroleum Geo-Services ASA	(1)	196	8,039
Schibsted ASA		380	6,823
Smedvig ASA Class A		613	6,760
Statoil ASA		4,448	56,630
Storebrand ASA		2,749	18,831
Tandberg ASA		1,572	16,666
Telenor ASA		8,817	61,430
Tomra Systems ASA		2,145	10,134
Yara International ASA	(1)	2,074	16,789

			443,992

PORTUGAL—0.34%

Banco Comercial Portugues SA Class R		20,584	48,294
Banco Espirito Santo e Comercial de Lisboa SA		1,070	17,791
BPI-SPGS SA Registered		3,841	14,069
Brisa-Auto Estradas de Portugal SA		3,834	27,736
CIMPOR-Cimentos de Portugal SGPS SA		2,236	10,913
Electricidade de Portugal SA		20,454	57,446
Portugal Telecom SGPS SA		9,413	102,037
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA		480	10,553
Sonae SGPS SA		8,988	9,892

			298,731

SINGAPORE—0.77%

Capitaland Ltd.		12,000	9,593
Chartered Semiconductor Manufacturing Ltd.	(1)	10,000	8,211
City Developments Ltd.	(1)	5,000	15,780
City Developments Ltd. Rights		1,600	5
ComfortDelGro Corp. Ltd.		22,000	15,781
Creative Technology Ltd.		650	6,870
Datacraft Asia Ltd.	(1)	1,000	1,010
DBS Group Holdings Ltd.		12,652	106,481
Fraser & Neave Ltd.		1,760	14,361
Haw Par Corp. Ltd.		2,792	8,328
Jardine Cycle & Carriage Ltd.		1,000	3,733
Keppel Corp. Ltd.		6,000	24,689
Keppel Land Ltd.		6,000	5,634
Neptune Orient Lines Ltd.		11,000	15,148
Oversea-Chinese Banking Corp. Ltd.		10,350	73,056
Parkway Holdings Ltd.		10,000	6,523
SembCorp Industries Ltd.		8,000	6,251
SembCorp Logistics Ltd.		1,000	1,073
Singapore Airlines Ltd.		6,000	39,201
Singapore Exchange Ltd.		9,000	8,813
Singapore Post Ltd.		15,000	7,695
Singapore Press Holdings, Ltd.		17,000	41,213
Singapore Technologies Engineering Ltd.		17,000	20,595
Singapore Telecommunications Ltd.		67,000	88,022
ST Assembly Test Services Ltd.	(1)	4,000	3,321
United Overseas Bank Ltd.		13,392	104,623
Venture Corp. Ltd.		3,000	31,592

			667,602

SPAIN—3.44%

Abertis Infraestructuras SA		2,483	43,446
Acciona SA		267	16,675
Acerinox SA		465	26,616
Actividades de Construcciones y Servicios SA		2,914	49,272
Altadis SA		2,989	92,742
Amadeus Global Travel Distribution SA Class A		3,614	23,916
Antena 3 Television SA	(1)	177	9,396
Banco Bilbao Vizcaya Argentaria SA		34,641	465,371
Banco Popular Espanol SA		1,716	97,293
Banco Santander Central Hispano SA		46,039	480,739
Corporacion Mapfre SA		954	11,745
Endesa SA		10,375	200,831
Fomento de Construcciones y Contratas SA		468	17,416
Gamesa Corp. Tecnologica SA		1,020	15,105
Gas Natural SDG SA		1,734	41,721
Grupo Ferrovial SA		658	27,511
Iberdrola SA		8,372	177,551
Iberia Lineas Aereas de Espana SA	(1)	3,915	11,310
Indra Sistemas SA		1,340	17,180
Industria de Diseno Textil SA		2,276	52,446
Metrovacesa SA		327	12,573
NH Hoteles SA		667	7,371
Promotora de Informaciones SA		915	16,106
Repsol YPF SA		9,779	215,150
Sacyr Vallehermoso SA		1,118	15,370
Sociedad General de Aguas de Barcelona SA		579	9,909
Sogecable SA	(1)	375	15,228
Telefonica Publicidad e Informacion SA		2,123	14,174
Telefonica SA		50,475	750,557
Union Fenosa SA		2,226	47,704
Zeltia SA Rights	(1)	1,859	12,807

			2,995,231

SWEDEN—2.31%

Ainax AB	(1)	1	26
Alfa Laval AB		757	12,063

ASSA Abloy AB Class B		3,235	41,553
Atlas Copco AB Class A		1,207	45,007
Atlas Copco AB Class B		859	29,484
Axfood AB		272	7,018
Billerud AB		512	8,399
Capio AB	(1)	770	7,486
Castellum AB		491	11,837
D Carnegie & Co. AB		700	6,689
Electrolux AB Class B		3,084	59,453
Elekta AB Class B	(1)	373	8,287
Eniro AB		1,488	11,408
Eniro AB Redemption	(1)	88	984
Fabege AB Class B	(1)	546	7,129
Gambro AB Class A		1,833	17,844
Gambro AB Class B		930	8,989
Getinge AB		1,908	22,642
Hennes & Mauritz AB Class B		5,105	132,557
Hoganas AB Class B		301	7,400
Holmen AB Class B		524	15,223
Lundin Petroleum AB	(1)	1,582	8,439
Modern Times Group AB Class B	(1)	449	8,758
Nordea AB		23,908	172,999
OM AB	(1)	974	11,753
Sandvik AB		2,395	82,110
SAS AB	(1)	734	5,623
Scania AB Class B		1,015	34,640
Securitas AB Class B		3,150	39,538
Skandia Forsakrings AB		10,356	43,202
Skandinaviska Enskilda Banken AB Class A		5,087	73,925
Skanska AB Class B		3,945	34,817
SKF AB Class B		996	36,757
SSAB Svenskt Stal AB Series A		516	8,743
SSAB Svenskt Stal AB Series B		547	8,935
Svenska Cellulosa AB Class B		2,078	79,230
Svenska Handelsbanken AB Class A		5,866	118,074
Swedish Match AB		3,986	40,910
Tele2 AB Class B		1,000	44,006
Telefonaktiebolaget LM Ericsson Class B	(1)	157,450	467,784
Telia AB		20,383	86,761
Trelleborg AB Class B		761	13,211
Volvo AB Class A		976	32,918
Volvo AB Class B		2,464	86,233
WM-Data AB Class B		3,175	7,179

			2,008,023

SWITZERLAND—6.88%

ABB Ltd.	(1)	19,923	109,801
Adecco SA	(1)	1,413	70,804
Ciba Specialty Chemicals AG	(1)	723	52,278
Clariant AG Registered		2,362	34,667
Compagnie Financiere Richemont AG		5,585	146,790
Credit Suisse Group	(1)	12,225	436,615
Geberit AG Registered		41	27,413
Givaudan SA Registered		74	43,029
Holcim Ltd.		2,012	109,915
Kudelski SA Bearer	(1)	311	8,988
Kuoni Reisen Holding AG		28	12,085
Logitech International SA Registered	(1)	502	22,916
Lonza Group AG Registered		460	23,420
Micronas Semiconductor Holdings A.S.	(1)	319	14,580
Nestle SA		4,347	1,163,542
Nobel Biocare Holding AG		252	39,721
Novartis AG	(2)	25,506	1,130,508
Phonak Holding AG		552	17,250
Rieter Holding AG		49	13,038
Roche Holding AG Genusschein		7,549	750,583
Schindler Holding AG Certificates of Participation		53	15,272
Serono SA		71	44,966

Societe Generale de Surveillance Holding SA		46	25,245
Straumann Holding AG		73	14,720
Sulzer AG Registered		31	8,843
Swatch Group (The) AG Class B		355	46,425
Swatch Group (The) AG Registered		604	16,186
Swiss Re		3,425	223,508
Swisscom AG		287	95,188
Syngenta AG	(1)	1,149	96,776
Synthes Inc.		490	56,073
UBS AG Registered		12,090	856,540
Unaxis Holding AG Class R		137	15,506
Valora Holding AG		41	9,470
Zurich Financial Services AG	(1)	1,534	243,507

			5,996,168

UNITED KINGDOM—24.18%

Aegis Group PLC		10,412	17,058
Aggreko PLC		2,499	7,492
Alliance Unichem PLC		2,671	31,753
AMEC PLC		3,422	17,030
AMVESCAP PLC		8,100	55,739
ARM Holdings PLC		11,895	26,092
Arriva PLC		2,363	17,751
Associated British Ports Holdings PLC		3,613	26,599
AstraZeneca PLC		18,020	812,794
Aviva PLC		24,032	249,520
BAA PLC		11,220	113,075
BAE Systems PLC		32,401	129,809
Balfour Beatty PLC		4,407	21,334
Barclays PLC	(3)	70,277	602,118
Barratt Developments PLC		2,683	28,812
BBA Group PLC		4,211	20,909
Bellway PLC		1,323	18,312
Berkeley Group (The) PLC		1,287	28,971
BG Group PLC		38,197	236,481
BHP Billiton PLC		26,218	228,989
BOC Group PLC		5,400	90,838
Boots Group PLC		8,254	103,390
BP PLC	(2)	236,974	2,101,075
BPB PLC		5,469	40,744
Brambles Industries PLC		8,252	32,079
British Airways PLC	(1)	6,073	30,588
British American Tobacco PLC		16,539	257,837
British Land Co. PLC		5,396	68,156
British Sky Broadcasting Group PLC		13,284	150,673
BT Group PLC		92,826	335,718
Bunzl PLC		4,856	40,649
Cable & Wireless PLC	(1)	25,915	61,387
Cadbury Schweppes PLC		22,323	193,514
Capita Group PLC		7,331	42,532
Carnival PLC		1,788	87,289
Cattles PLC		3,580	20,671
Celltech Group PLC	(1)	3,073	30,666
Centrica PLC		46,490	190,342
Close Brothers Group PLC		1,238	17,512
Cobham PLC		1,179	29,989
Compass Group PLC		22,643	139,009
Cookson Group PLC	(1)	18,106	13,874
Corus Group PLC	(1)	43,685	31,755
Daily Mail and General Trust PLC Class A		3,103	41,205
Davis Service Group PLC (The)		2,311	16,185
De La Rue PLC		1,990	12,516
Diageo PLC		33,010	447,183
Dixons Group PLC		20,785	62,681
Eircom Group PLC	(1)	4,430	8,009
Electrocomponents PLC		4,231	27,544
EMAP PLC		2,662	35,910
EMI Group PLC		8,904	39,619

Enterprise Inns PLC		3,505	36,743
Exel PLC		3,201	44,758
FirstGroup PLC		4,114	21,029
FKI PLC		6,964	15,623
Friends Provident PLC		18,902	50,601
George Wimpey PLC		4,215	28,336
GKN PLC		7,449	34,061
GlaxoSmithKline PLC	(2)	63,762	1,297,384
Great Portland Estates PLC		2,010	9,433
GUS PLC		10,809	166,561
Hammerson PLC		2,950	37,508
Hanson PLC		7,820	54,028
Hays PLC		18,797	42,094
HBOS PLC		41,372	514,871
Hilton Group PLC		16,634	83,681
HMV Group PLC		3,448	15,230
HSBC Holdings PLC		118,040	1,766,066
ICAP PLC		5,213	25,857
IMI PLC		3,956	26,791
Imperial Chemical Industries PLC		12,490	52,600
Imperial Tobacco Group PLC		7,816	169,278
Inchcape PLC		871	27,786
InterContinental Hotels Group PLC		7,890	83,821
International Power PLC	(1)	12,165	31,170
Intertek Testing Services, Ltd.		1,404	14,630
Invensys PLC	(1)	63,176	20,824
Invensys PLC Deferred	(1)(4)	42,149	—
ITV PLC		45,267	95,424
J Sainsbury PLC		16,367	84,968
Johnson Matthey PLC		2,186	36,709
Kelda Group PLC		4,157	37,836
Kesa Electricals PLC		5,469	28,881
Kidde PLC		9,052	19,713
Kingfisher PLC		25,119	131,224
Land Securities Group PLC		4,962	104,740
Legal & General Group PLC		70,516	122,231
Liberty International PLC		2,505	34,700
Lloyds TSB Group PLC		60,233	474,270
LogicaCMG PLC		7,594	25,387
London Stock Exchange PLC		3,012	20,095
Man Group PLC		2,925	76,100
Marconi Corp. PLC	(1)	2,034	25,234
Marks & Spencer Group PLC		23,922	158,205
Meggitt PLC		3,506	16,709
MFI Furniture Group PLC		5,630	15,570
Misys PLC		6,596	23,799
Mitchells & Butlers PLC		6,303	32,001
National Express Group PLC		1,271	15,615
National Grid Transco PLC		33,319	259,611
Next PLC		2,931	76,059
Novar PLC		5,038	11,278
Pearson PLC		8,771	107,156
Peninsular & Oriental Steam Navigation Co. PLC		8,148	32,716
Persimmon PLC		3,073	35,407
Pilkington PLC		11,438	20,354
Premier Farnell PLC		3,350	15,030
Provident Financial PLC		2,897	31,669
Prudential Corp. PLC		21,416	185,438
Punch Taverns PLC		2,908	27,018
Rank Group PLC		5,944	32,487
Reckitt Benckiser PLC		6,375	181,185
Reed International PLC		13,749	134,359
Rentokil Initial PLC		19,423	51,135
Reuters Group PLC		15,163	102,717
Rexam PLC		5,488	44,835
Rio Tinto PLC		11,469	277,653
RMC Group PLC		2,649	29,327
Rolls-Royce Group PLC		15,923	73,066

Royal & Sun Alliance Insurance Group PLC			30,205	45,582
Royal Bank of Scotland Group PLC			31,819	921,263
SABMiller PLC			8,511	110,577
Sage Group PLC			14,040	47,794
Schroders PLC			1,437	16,073
Scottish & Newcastle PLC			8,614	68,212
Scottish & Southern Energy PLC			9,083	112,725
Scottish Power PLC			19,922	144,727
Securicor PLC			6,314	14,655
Serco Group PLC			4,846	18,790
Severn Trent PLC			3,749	54,336
Shell Transport & Trading Co. PLC			104,032	767,601
Signet Group PLC			18,586	38,766
Slough Estates PLC			4,558	37,242
Smith & Nephew PLC			9,887	106,984
Smiths Group PLC			5,944	80,826
SSL International PLC			2,302	11,704
Stagecoach Group PLC			12,461	20,321
Tate & Lyle PLC			4,713	28,336
Taylor Woodrow PLC			6,807	31,888
Tesco PLC			82,052	398,093
3i Group PLC	(1)		6,542	73,005
TI Automotive Ltd.	(1	)(4)	7,024	—
Tomkins PLC			8,396	41,933
Trinity Mirror PLC			3,072	36,382
Unilever PLC			29,656	292,643
United Business Media PLC			3,351	30,976
United Utilities PLC			6,115	57,755
United Utilities PLC Class A			3,442	20,860
Vodafone Group PLC	(2)		726,900	1,601,650
Whitebread PLC			3,317	49,691
William Hill PLC			4,349	43,968
Wolseley PLC			6,188	96,379
WPP Group PLC			11,551	117,979
Yell Group PLC			7,737	48,630

				21,058,798

TOTAL COMMON STOCKS (Cost: $81,329,774)				84,008,659

Security			Shares	Value
PREFERRED STOCKS—0.53%

AUSTRALIA—0.28%
News Corp. Ltd. (The)			29,129	239,693

				239,693

GERMANY—0.22%

Fresenius Medical Care AG			306	16,454
Henkel KGaA			612	52,530
Porsche AG			81	54,494
Prosieben Satellite Media AG			866	15,778
RWE AG			464	18,781
Volkswagen AG			1,191	34,637

				192,674

ITALY—0.03%

Banca Intesa SpA			9,052	27,320

				27,320

TOTAL PREFERRED STOCKS (Cost: $397,179)				459,687

Security		Shares	Value
EXCHANGE-TRADED FUNDS—2.06%

iShares MSCI EAFE Index Fund	(3)	12,592	1,800,656

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,628,613)			1,800,656

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.49%

MONEY MARKET FUNDS—6.19%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3)(5)	3,797,185	3,797,185
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3)(5)	1,405,202	1,405,202
BlackRock Temp Cash Money Market Fund	(5)	64,489	64,489

Short-Term Investment Co. - Liquid Assets Money Market Portfolio	(5)	123,747	123,747

			5,390,623

FLOATING RATE NOTES—5.26%

Beta Finance Inc.
1.07%, 05/04/05	(5)(6)	76,647	76,634
1.13%, 10/12/04	(5)(6)	63,873	63,871
1.19%, 09/15/04	(5)(6)	127,746	127,743
1.27%, 03/15/05	(5)(6)	63,873	63,909
1.34%, 08/23/04	(5)(6)	63,873	63,881
Canadian Imperial Bank of Commerce
1.24%, 10/07/04	(5)	95,809	95,805
1.38%, 11/22/04	(5)	31,936	31,937
1.40%, 10/29/04	(5)	127,746	127,745
CC USA Inc.
1.07%, 07/16/04	(5)	31,936	31,922
1.07%, 05/04/05	(5)(6)	127,746	127,724
1.24%, 07/15/04	(5)(6)	63,873	63,874
1.29%, 04/15/05	(5)(6)	127,746	127,736
1.51%, 02/15/05	(5)(6)	83,035	83,116
DEPFA Bank PLC
1.27%, 06/15/05	(5)	127,746	127,746
Dorada Finance Inc.
1.04%, 07/01/04	(5)	44,711	44,711
1.24%, 08/09/04	(5)	31,936	31,936
1.48%, 01/18/05	(5)(6)	95,809	95,807
Five Finance Inc.
1.28%, 04/29/05	(5)(6)	102,197	102,188
HBOS Treasury Services PLC
1.24%, 04/01/05	(5)	81,757	81,751
1.58%, 04/22/05	(5)	127,746	127,746
K2 USA LLC
1.19%, 08/16/04	(5)(6)	31,936	31,936
1.26%, 09/27/04	(5)(6)	137,965	137,960
1.46%, 01/12/05	(5)(6)	63,873	63,869
Key Bank, NA
1.38%, 07/01/04	(5)	312,977	312,977
Links Finance LLC
1.09%, 07/20/04	(5)	51,098	51,098
1.18%, 04/15/05	(5)(6)	127,746	127,725
1.19%, 04/25/05	(5)	127,746	127,813
Nationwide Building Society
1.14%, 07/23/04	(5)(6)	95,809	95,809
1.59%, 07/28/05	(5)(6)	127,746	127,746
1.63%, 12/09/04	(5)	106,029	105,256
Nordea Bank PLC
2.11%, 06/07/05	(5)	127,746	127,722
Northern Rock PLC
1.11%, 01/13/05	(5)(6)	121,358	121,358

Permanent Financing PLC
1.13%, 03/10/05	(5)	127,746	127,746
1.14%, 12/10/04	(5)	63,873	63,873
Sigma Finance Inc.
1.07%, 07/01/04	(5)	63,873	63,873
1.08%, 10/07/04	(5)	127,746	127,739
1.09%, 07/20/04	(5)	63,873	63,872
1.24%, 08/06/04	(5)	31,936	31,936
Tango Finance Corp.
1.06%, 07/06/04	(5)(6)	38,324	38,324
1.08%, 07/15/04	(5)(6)	38,324	38,324
1.11%, 04/07/05	(5)(6)	46,883	46,879
1.20%, 01/18/05	(5)(6)	56,208	56,205
1.20%, 05/17/05	(5)(6)	106,029	106,024
1.23%, 02/25/05	(5)(6)	71,538	71,528
WhistleJacket Capital LLC
1.20%, 09/15/04	(5)(6)	63,873	63,870
1.26%, 10/20/04	(5)	31,643	31,520
1.32%, 02/04/05	(5)(6)	31,936	31,933
1.48%, 06/15/05	(5)(6)	63,873	63,859
White Pine Finance LLC
1.08%, 07/06/04	(5)(6)	76,647	76,647
1.19%, 04/15/05	(5)(6)	95,809	95,794
1.20%, 11/15/04	(5)(6)	76,647	76,647
1.21%, 05/20/05	(5)	57,486	57,480
1.21%, 06/15/05	(5)(6)	52,376	52,376
1.27%, 08/26/04	(5)(6)	63,873	63,871

			4,579,371

TIME DEPOSITS—3.06%

Abbey National Treasury Services PLC
1.25%, 01/06/05	(5)	127,746	127,746
1.33%, 02/10/05	(5)	63,873	63,867
1.39%, 02/02/05	(5)	63,873	63,867
1.39%, 04/08/05	(5)	89,422	89,412
1.40%, 10/25/04	(5)	127,746	127,740
Bank of New York
1.39%, 11/01/04	(5)	127,746	127,741
1.60%, 12/03/04	(5)	31,936	31,930
Bank of Novia Scotia
1.13%, 10/06/04	(5)	127,746	127,746
1.24%, 10/07/04	(5)	95,809	95,807
1.42%, 10/29/04	(5)	95,809	95,812
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05	(5)	63,873	63,892
1.22%, 06/23/05	(5)	127,746	127,708
1.25%, 01/06/05	(5)	127,746	127,749
Prudential Funding LLC
1.60%, 12/01/04	(5)	63,873	63,438
SunTrust Bank
1.38%, 07/01/04	(5)	255,491	255,491
Toronto-Dominion Bank
1.22%, 03/23/05	(5)	223,555	223,526
1.34%, 02/10/05	(5)	51,098	51,094
1.41%, 11/01/04	(5)	95,809	95,807
1.77%, 05/10/05	(5)	63,873	63,867
1.90%, 05/11/05	(5)	63,873	63,867
UBS Finance (Delaware)
1.10%, 09/08/04	(5)	127,746	127,476
1.11%, 12/17/04	(5)	191,618	190,620
1.13%, 08/09/04	(5)	127,746	127,589
1.14%, 09/29/04	(5)	127,746	127,383

			2,661,175

COMMERCIAL PAPER—2.53%

Alpine Securitization Corp.
1.08%, 07/06/04	(5)	43,434	43,428
1.22%, 07/13/04	(5)	38,324	38,309

Amsterdam Funding Corp.
1.08%, 07/07/04	(5)	89,422	89,406
1.11%, 07/09/04	(5)	150,740	150,703
1.18%, 07/20/04	(5)	47,905	47,875
1.21%, 07/21/04	(5)	31,936	31,915
1.22%, 07/19/04	(5)	38,324	38,300
Cantabric Finance LLC
1.09%, 07/22/04	(5)	95,809	95,748
CRC Funding LLC
1.10%, 07/07/04	(5)	49,821	49,812
Edison Asset Securitization
1.06%, 07/07/04	(5)	63,873	63,862
1.06%, 07/08/04	(5)	31,936	31,930
1.07%, 09/21/04	(5)	63,873	63,717
1.45%, 11/09/04	(5)	127,746	127,072
1.59%, 12/02/04	(5)	127,746	126,877
Falcon Asset Securitization Corp.
1.22%, 07/23/04	(5)	77,903	77,845
Galaxy Funding Inc.
1.07%, 07/20/04	(5)	57,486	57,453
Grampian Funding LLC
1.08%, 07/07/04	(5)	38,324	38,317
1.26%, 10/22/04	(5)	127,746	127,242
1.44%, 10/27/04	(5)	127,746	127,143
1.59%, 11/30/04	(5)	63,873	63,444
Jupiter Securitization Corp.
1.10%, 07/07/04	(5)	44,711	44,703
1.21%, 07/19/04	(5)	63,873	63,834
1.24%, 07/23/04	(5)	42,156	42,124
New Center Asset Trust
1.22%, 07/19/04	(5)	38,324	38,300
Preferred Receivables Funding Corp.
1.23%, 07/21/04	(5)	89,422	89,361
Receivables Capital Corp.
1.07%, 07/02/04	(5)	52,991	52,990
1.21%, 07/19/04	(5)	95,809	95,751
Scaldis Capital LLC
1.21%, 07/15/04	(5)	63,873	63,843
1.24%, 07/19/04	(5)	31,936	31,917
Sydney Capital Corp.
1.15%, 07/09/04	(5)	31,936	31,928
1.25%, 10/22/04	(5)	42,514	42,347
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04	(5)	22,865	22,857
1.24%, 07/20/04	(5)	95,809	95,747

			2,206,100

REPURCHASE AGREEMENTS—1.03%

Banc of America Securities LLC
1.45%, 07/01/04	(5)	255,491	255,491
Goldman Sachs & Co.
1.60%, 07/01/04	(5)	638,728	638,728

			894,219

U.S. GOVERNMENT AGENCY NOTES—0.42%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04	(5)	51,098	51,009
1.63%, 04/15/05	(5)	89,422	89,647
2.06%, 05/31/05	(5)	63,685	62,468
Federal National Mortgage Association
1.28%, 08/20/04	(5)	166,069	165,768

			368,892

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,100,380)			16,100,380

TOTAL INVESTMENTS IN SECURITIES — 117.55% (Cost: $99,455,946)			102,369,382

Other Assets, Less Liabilities — (17.55%)			(15,285,091)

NET ASSETS — 100.00%			$87,084,291

(1)	Non-income earning securities.

(2)	All or a portion of this security is segregated in connection with the Master Portfolio’s holdings of index futures contracts. See Note 1.
(3)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security represents investments of securities lending collateral.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

INDUSTRY DIVERSIFICATION

Industries	% of Net Assets	Value
Banks	17.00%	$14,805,361
Telecommunications	8.70	7,573,831
Oil & Gas	7.71	6,716,865
Pharmaceuticals	7.48	6,516,353
Food	4.57	3,979,023
Insurance	4.49	3,908,667
Electric	3.52	3,068,053
Auto Manufacturers	3.52	3,064,660
Retail	2.87	2,503,567
Media	2.44	2,123,299
Chemicals	2.41	2,100,450
Real Estate	1.76	1,529,303
Diversified Financial Services	1.72	1,501,144
Manufacturing	1.69	1,468,326
Electronics	1.68	1,465,959
Transportation	1.62	1,411,931
Building Materials	1.50	1,305,672
Mining	1.41	1,224,714
Beverages	1.35	1,174,565
Commercial Services	1.17	1,016,413
Electrical Components & Equipment	1.09	946,143
Home Furnishings	1.07	933,176
Engineering & Construction	1.05	912,061
Office & Business Equipment	0.78	677,149
Semiconductors	0.77	670,291
Iron & Steel	0.76	661,556
Health Care-Products	0.76	658,640
Auto Parts & Equipment	0.74	642,082
Agriculture	0.73	638,843
Holding Companies - Diversified	0.70	614,270
Distribution & Wholesale	0.68	594,550
Software	0.66	573,058
Computers	0.64	559,556
Gas	0.62	541,642
Cosmetics & Personal Care	0.58	509,576
Forest Products & Paper	0.54	468,105
Hand & Machine Tools	0.52	456,591
Water	0.51	444,969
Aerospace & Defense	0.51	443,478
Machinery	0.47	413,467
Entertainment	0.38	328,926
Home Builders	0.37	320,172
Advertising	0.35	305,276
Internet	0.32	281,279
Household Products & Wares	0.30	258,228
Leisure Time	0.28	241,550

Apparel	0.25	222,194
Airlines	0.25	216,749
Lodging	0.23	202,305
Textiles	0.22	187,874
Toys, Games & Hobbies	0.19	166,878
Food Service	0.19	166,587
Packaging & Containers	0.15	128,137
Metal Fabricate & Hardware	0.14	126,173
Real Estate Investment Trusts	0.14	120,654
Venture Capital	0.11	96,159
Biotechnology	0.08	71,468
Investment Companies	0.06	52,528
Oil & Gas Services	0.05	45,171
Housewares	0.04	31,840
Environmental Control	0.03	25,262
Energy - Alternate Sources	0.02	15,105
Health Care-Services	0.02	14,009
Shipbuilding	0.01	10,565
Storage & Warehousing	0.01	9,570
Office Furnishings	0.01	6,328
Exchange - Traded Funds	2.07	1,800,656
Short-Term and Other Net Assets	0.94	815,289

TOTAL	100.00%	$87,084,291

RUSSELL 2000 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2004 (Unaudited)

Security		Shares	Value
COMMON STOCKS—94.58%

ADVERTISING—0.37%

ADVO Inc.		5,513	181,488
Catalina Marketing Corp.	(1)	9,474	173,279
Donnelley (R.H.) Corp.	(1)	4,093	179,028
Grey Global Group Inc.		81	79,785
Marchex, Inc., Class B	(1)	210	2,344
Reading International Inc. Class A	(1)	1,119	9,735
SITEL Corp.	(1)	5,151	21,737
ValueVision Media Inc. Class A	(1)	3,529	45,948
Ventiv Health Inc.	(1)	3,199	49,521

			742,865

AEROSPACE & DEFENSE—1.12%

AAR Corp.	(1)	5,740	65,149
Armor Holdings Inc.	(1)	5,188	176,392
BE Aerospace Inc.	(1)	5,080	38,506
Curtiss-Wright Corp.		3,814	214,309
DRS Technologies Inc.	(1)	4,583	146,198
Ducommun Inc.	(1)	1,546	33,053
EDO Corp.		2,886	69,610
Engineered Support Systems Inc.		4,047	236,790
Esterline Technologies Corp.	(1)	4,293	126,772
GenCorp. Inc.		5,869	78,586
HEICO Corp.		3,791	69,186
Herley Industries Inc.	(1)	2,254	44,043
Innovative Solutions & Support Inc.	(1)	1,488	29,046
Kaman Corp. Class A		3,370	47,146
Moog Inc. Class A	(1)	4,730	175,530
MTC Technologies Inc.	(1)	1,473	38,033
Orbital Sciences Corp.	(1)	8,462	116,860
Sequa Corp. Class A	(1)	1,020	59,639
Teledyne Technologies Inc.	(1)	5,977	119,660
Titan Corp. (The)	(1)	15,248	197,919
Triumph Group Inc.	(1)	2,851	91,032
United Industrial Corp.		2,265	52,888

			2,226,347

AGRICULTURE—0.32%

Alico Inc.		494	19,834
Delta & Pine Land Co.		7,189	157,799
DIMON Inc.		6,318	36,139
Maui Land & Pineapple Co. Inc.	(1)	611	20,774
Standard Commercial Corp.		2,214	39,963
Tejon Ranch Co.	(1)	1,616	56,237
Universal Corp.		4,569	232,745
Vector Group Ltd.		4,768	75,096

			638,587

AIRLINES—0.63%

Airtran Holdings Inc.	(1)	15,355	217,120
Alaska Air Group Inc.	(1)	4,644	110,852
American West Holdings Corp. Class B	(1)	5,974	54,244
Atlantic Coast Airlines Holdings Inc.	(1)	6,547	37,580
Continental Airlines Inc. Class B	(1)	12,397	140,954

Delta Air Lines Inc.	(1)	18,134	129,114
ExpressJet Holdings Inc.	(1)	6,893	83,681
Frontier Airlines Inc.	(1)	6,842	74,441
Mesa Air Group Inc.	(1)	5,417	43,824
Northwest Airlines Corp.	(1)	12,310	136,887
Pinnacle Airlines Corp.	(1)	3,273	36,985
SkyWest Inc.		10,549	183,658

			1,249,340

APPAREL—0.94%

Carte’s Inc.	(1)	927	26,985
Cherokee Inc.		725	18,190
Deckers Outdoor Corp.	(1)	1,542	45,474
DHB Industries Inc.	(1)	3,878	58,868
Guess ? Inc.	(1)	2,547	41,007
Gymboree Corp.	(1)	5,602	86,047
Hartmarx Corp.	(1)	1,834	11,554
Kellwood Co.		4,933	214,832
K-Swiss Inc. Class A		4,595	92,865
Maxwell Shoe Co. Inc. Class A	(1)	2,860	66,466
OshKosh B’Gosh Inc. Class A		1,676	41,850
Oxford Industries Inc.		2,441	106,330
Perry Ellis International Inc.	(1)	1,089	27,508
Phillips-Van Heusen Corp.		5,223	100,543
Quiksilver Inc.	(1)	10,120	240,957
Russell Corp.		5,275	94,739
Skechers U.S.A. Inc. Class A	(1)	3,687	47,931
Steven Madden Ltd.	(1)	1,851	36,964
Stride Rite Corp.		7,020	77,431
Vans Inc.	(1)	3,458	71,062
Warnaco Group Inc. (The)	(1)	8,342	177,434
Wolverine World Wide Inc.		7,225	189,656

			1,874,693

AUTO MANUFACTURERS—0.11%

A.S.V. Inc.	(1)	1,343	42,049
Noble International Ltd.		1,026	25,414
Wabash National Corp.	(1)	5,339	147,089

			214,552

AUTO PARTS & EQUIPMENT—1.00%

Aftermarket Technology Corp.	(1)	2,139	35,293
ArvinMeritor Inc.		12,608	246,739
Bandag Inc.		2,354	104,824
Collins & Aikman Corp.	(1)	7,746	43,300
Cooper Tire & Rubber Co.		11,982	275,586
Exide Technologies, Inc.	(1)	3,923	80,225
Goodyear Tire & Rubber Co. (The)	(1)	27,658	251,411
Hayes Lemmerz International, Inc.	(1)	6,138	92,684
Keystone Automotive Industries Inc.	(1)	2,688	74,968
Modine Manufacturing Co.		4,559	145,204
Sports Resorts International Inc.	(1)	4,412	16,766
Standard Motor Products Inc.		2,241	33,010
Strattec Security Corp.	(1)	325	22,240
Superior Industries International Inc.		4,289	143,467
Tenneco Automotive Inc.	(1)	7,843	103,763
Tower Automotive Inc.	(1)	11,509	41,893
Visteon Corp.		23,522	274,502

			1,985,875

BANKS—7.65%

ABC Bancorp		1,859	37,812
ACE Cash Express Inc.	(1)	1,686	43,313
Alabama National Bancorp		2,389	132,518

AMCORE Financial Inc.		4,967	149,805
AmericanWest Bancorporation	(1)	429	8,215
Arrow Financial Corp.		1,504	45,797
BancFirst Corp.		418	24,975
BancorpSouth Inc.		14,076	317,132
BancTrust Financial Group Inc.		4,143	72,585
Bank of Granite Corp.		1,851	38,704
Bank of the Ozarks Inc.		2,011	46,856
Banner Corp.		2,140	62,188
Boston Private Financial Holdings Inc.		4,996	115,707
Bryn Mawr Bank Corp.		768	17,472
BSB Bancorp Inc.		2,053	72,984
Camden National Corp.		2,023	66,901
Capital City Bank Group Inc.		1,575	62,354
Capital Corporation of the West		634	24,625
Capital Crossing Bank	(1)	177	9,882
Capitol Bancorp Ltd.		2,134	55,505
Cascade Bancorp		5,333	98,554
Cathay General Bancorp		3,938	262,665
CB Bancshares Inc.		861	80,245
Center Financial Corp.		1,818	27,543
Central Coast Bancorp	(1)	1,166	21,338
Central Pacific Financial Corp.		3,198	87,945
Century Bancorp Inc. Class A		454	14,932
Chemical Financial Corp.		4,350	160,471
Chittenden Corp.		6,689	235,118
Citizens Banking Corp.		7,876	244,550
City Bank		3,053	97,757
City Holding Co.		2,789	88,077
Coastal Financial Corp.		4,678	69,936
CoBiz Inc.		1,872	25,890
Columbia Bancorp		905	26,444
Columbia Banking System Inc.		2,415	53,613
Community Bank System Inc.		5,686	129,584
Community Banks Inc.		1,570	46,111
Community First Bankshares Inc.		6,701	215,705
Community Trust Bancorp Inc.		2,212	67,466
Corus Bankshares Inc.		2,791	114,738
CVB Financial Corp.		6,449	140,459
East West Bancorp Inc.		9,131	280,322
Farmers Capital Bank Corp.		2,461	87,981
Financial Institutions Inc.		1,091	26,948
First Bancorp		6,249	254,647
First Bancorp (North Carolina)		767	25,641
First Busey Corp. Class A		1,168	34,152
First Charter Corp.		5,423	118,167
First Citizens BancShares Inc. Class A		747	91,134
First Commonwealth Financial Corp.		12,637	163,902
First Community Bancorp		2,463	94,678
First Community Bancshares Inc.		1,736	58,156
First Financial Bancorp		5,637	99,888
First Financial Bankshares Inc.		2,035	85,328
First Financial Corp.		1,876	59,844
First Indiana Corp.		2,543	48,444
First Merchants Corp.		2,831	73,464
First Midwest Bancorp Inc.		8,461	297,912
First National Bankshares of Florida		8,692	164,717
First Oak Brook Bancshares Inc. Class A		1,022	30,967
First of Long Island Corp.		1,412	65,206
First Republic Bank		2,451	105,589
1st Source Corp.		2,298	57,404
First State Bancorp		1,321	40,581
FNB Corp. (Florida)		8,411	171,584
FNB Corp. (Virginia)		658	18,964

Frontier Financial Corp.		2,706	94,548
GB&T Bancshares Inc.		641	15,326
German American Bancorp		938	15,758
Glacier Bancorp Inc.		4,641	130,737
Gold Bancorp Inc.		7,541	116,885
Great Southern Bancorp Inc.		1,678	49,081
Greater Bay Bancorp		9,333	269,724
Hancock Holding Co.		5,128	149,020
Hanmi Financial Corp.		3,138	92,571
Harleysville National Corp.		4,390	112,384
Heartland Financial USA Inc.		1,488	27,305
Humboldt Bancorp		3,242	67,790
IBERIABANK Corp.		1,456	86,166
Independent Bank Corp. (Massachusetts)		2,351	68,061
Independent Bank Corp. (Michigan)		3,868	98,247
Integra Bank Corp.		2,955	65,099
Interchange Financial Services Corp.		1,718	42,744
Irwin Financial Corp.		3,314	87,490
KNBT Bancorp Inc.		3,141	52,455
Lakeland Bancorp Inc.		2,434	39,285
Lakeland Financial Corp.		741	24,823
Macatawa Bank Corp.		1,535	42,203
Main Street Banks Inc.		2,031	57,071
MainSource Financial Group Inc.		1,098	22,289
MB Financial Inc.		3,502	128,909
MBT Financial Corp.		815	14,849
Mercantile Bank Corp.		1,180	43,011
Mid-State Bancshares		3,845	90,396
Midwest Banc Holdings Inc.		2,202	49,105
Nara Bancorp Inc.		3,884	66,533
National Penn Bancshares Inc.		3,883	115,480
NBC Capital Corp.		2,109	56,922
NBT Bancorp Inc.		6,343	141,703
Oak Hill Financial Inc.		266	8,379
Old National Bancorp		12,059	299,425
Old Second Bancorp Inc.		901	47,528
Omega Financial Corp.		1,148	39,526
Oriental Financial Group Inc.		3,482	94,258
Pacific Capital Bancorp		8,257	232,263
Park National Corp.		2,487	317,615
Peapack-Gladstone Financial Corp.		1,090	35,011
PennRock Financial Services Corp.		912	27,542
Peoples Bancorp Inc.		2,010	53,446
Peoples Holding Co.		2,159	74,615
PrivateBancorp Inc.		3,158	86,719
Prosperity Bancshares Inc.		3,281	79,892
Provident Bankshares Corp.		5,909	170,416
R&G Financial Corp. Class B		5,052	167,019
Republic Bancorp Inc.		11,632	161,685
Republic Bancorp Inc. Class A		1,117	22,552
Riggs National Corp.		3,174	67,035
Royal Bancshares of Pennsylvania Class A		527	13,070
S&T Bancorp Inc.		5,355	171,253
Sandy Spring Bancorp Inc.		2,268	78,813
Santander BanCorp		1,314	32,482
SCBT Financial Corp.		1,542	46,491
Seacoast Banking Corp. of Florida		1,692	35,414
Second Bancorp Inc.		1,944	60,828
Security Bank Corp.		449	15,603
Signature Bank	(1)	165	3,920
Silicon Valley Bancshares	(1)	6,418	254,474
Simmons First National Corp. Class A		2,018	52,529
Smithtown Bancorp, Inc.		1,203	48,938
Southern Community Financial Corp.		1,372	14,324

Southside Bancshares Inc.		1,040	21,840
Southwest Bancorp Inc.		1,561	28,488
Southwest Bancorp of Texas Inc.		6,236	275,132
State Bancorp Inc.		2,014	49,206
State Financial Services Corp. Class A		1,049	31,113
Sterling Bancorp (New York)		3,395	93,770
Sterling Bancshares Inc.		6,966	98,848
Sterling Financial Corp. (Pennsylvania)		3,221	83,843
Suffolk Bancorp		1,326	43,228
Sun Bancorp Inc. (New Jersey)	(1)	1,382	29,381
Susquehanna Bancshares Inc.		8,370	210,589
SY Bancorp Inc.		2,174	50,893
Texas Capital Bancshares, Inc.	(1)	2,838	47,111
Texas Regional Bancshares Inc. Class A		4,974	228,356
Tompkins Trustco Inc.		1,715	81,462
TriCo Bancshares		2,144	40,522
TrustCo Bank Corp. NY		13,521	177,125
Trustmark Corp.		8,549	247,237
UMB Financial Corp.		2,930	151,247
Umpqua Holdings Corp.		5,604	117,628
Union Bankshares Corp.		1,388	43,861
United Bancshares Inc.		6,805	221,162
United Community Banks Inc.		5,157	129,853
United PanAm Financial Corp.	(1)	91	1,552
Univest Corp. of Pennsylvania		948	48,348
Unizan Financial Corp.		4,400	114,840
USB Holding Co. Inc.		2,720	62,342
Virginia Commerce Bancorp Inc.	(1)	268	7,909
Virginia Financial Group Inc.		799	27,446
Washington Trust Bancorp Inc.		1,946	50,538
WesBanco Inc.		3,660	106,616
West Bancorporation		1,985	34,718
West Coast Bancorp		2,620	56,173
Westamerica Bancorp		6,039	316,746
Western Sierra Bancorp	(1)	528	16,352
Wilshire State Bank Corp.	(1)	1,292	31,680
Wintrust Financial Corp.		3,678	185,776
Yardville National Bancorp		1,841	46,025

			15,226,082

BEVERAGES—0.13%

Boston Beer Co. Inc. Class A	(1)	1,352	27,229
Coca-Cola Bottling Co. Consolidated		639	36,992
Farmer Brothers Co.		810	21,732
Hansen Natural Corp.	(1)	1,707	43,238
National Beverage Corp.		109	1,082
Peet’s Coffee & Tea Inc.	(1)	2,362	59,026
Robert Mondavi Corp. (The) Class A	(1)	1,666	61,675

			250,974

BIOTECHNOLOGY—1.87%

Aksys Ltd.	(1)	5,614	32,730
Alexion Pharmaceuticals Inc.	(1)	4,368	81,245
Applera Corp.—Celera Genomics Group	(1)	13,258	152,600
ARIAD Pharmaceuticals Inc.	(1)	8,994	67,365
Avant Immunotherapeutics Inc.	(1)	2,786	7,411
Axonyx Inc.	(1)	11,992	62,838
Barrier Therapeutics, Inc.	(1)	205	2,874
Bio-Rad Laboratories Inc. Class A	(1)	3,161	186,056
Cambrex Corp.		4,409	111,239
CancerVax Corp.	(1)	1,493	11,362
Cell Genesys Inc.	(1)	7,748	80,502
Ciphergen Biosystems Inc.	(1)	4,086	29,910
Corgentech, Inc.	(1)	1,204	19,408

CuraGen Corp.	(1)	8,753	52,606
Curis Inc.	(1)	4,306	19,033
CYTOGEN Corp.	(1)	2,734	43,471
Cytokinetics, Inc.	(1)	979	14,538
deCODE genetics Inc.	(1)	8,873	75,420
Digene Corp.	(1)	2,712	99,069
Diversa Corp.	(1)	4,030	40,824
Encysive Pharmaceuticals Inc.	(1)	9,876	83,946
Enzo Biochem Inc.	(1)	4,726	70,890
Enzon Pharmaceuticals Inc.	(1)	8,171	104,262
Exelixis Inc.	(1)	10,967	110,657
Genaera Corporation	(1)	12,483	52,429
Genencor International Inc.	(1)	1,115	18,253
Geron Corp.	(1)	7,814	63,215
GTx, Inc.	(1)	1,171	12,190
Human Genome Sciences Inc.	(1)	23,577	274,201
Illumina Inc.	(1)	4,151	26,359
Immunogen Inc.	(1)	7,655	46,772
Immunomedics Inc.	(1)	8,896	43,324
Incyte Corp.	(1)	13,604	103,935
Integra LifeSciences Holdings Corp.	(1)	3,785	133,497
InterMune Inc.	(1)	5,217	80,446
Keryx Biopharmaceuticals Inc.	(1)	4,067	51,488
Kosan Biosciences Inc.	(1)	3,992	31,537
Lexicon Genetics Inc.	(1)	10,816	84,797
Maxim Pharmaceuticals Inc.	(1)	4,591	44,303
Maxygen Inc.	(1)	4,069	43,009
Myogen, Inc.	(1)	1,837	14,255
Myriad Genetics Inc.	(1)	5,310	79,225
Nanogen Inc.	(1)	5,248	35,267
Neose Technologies Inc.	(1)	3,538	29,472
Oscient Pharmaceuticals Corp.	(1)	10,332	52,797
Peregrine Pharmaceuticals Inc.	(1)	35,320	51,920
Praecis Pharmaceuticals Inc.	(1)	8,180	31,084
Regeneration Technologies Inc.	(1)	3,996	42,877
Regeneron Pharmaceuticals Inc.	(1)	7,143	75,216
Seattle Genetics Inc.	(1)	6,728	47,298
Serologicals Corp.	(1)	4,481	89,575
SuperGen Inc.	(1)	7,471	48,188
Telik Inc.	(1)	8,006	191,103
Tercica, Inc.	(1)	144	1,178
Third Wave Technologies Inc.	(1)	3,928	17,637
Transkaryotic Therapies Inc.	(1)	6,160	92,154
Vertex Pharmaceuticals Inc.	(1)	14,318	155,207

			3,724,464

BUILDING MATERIALS—0.95%

Aaon Inc.	(1)	1,688	34,103
Apogee Enterprises Inc.		3,549	36,910
Comfort Systems USA Inc.	(1)	5,150	32,908
Drew Industries Inc.	(1)	1,481	60,277
Eagle Materials Inc.		3,421	242,959
ElkCorp		4,046	96,861
Genlyte Group Inc. (The)	(1)	2,176	136,827
Lennox International Inc.		8,457	153,072
LSI Industries Inc.		1,915	22,023
NCI Building Systems Inc.	(1)	4,023	130,949
Simpson Manufacturing Co. Inc.		3,335	187,160
Texas Industries Inc.		3,847	158,381
Trex Co. Inc.	(1)	1,790	67,572
U.S. Concrete Inc.	(1)	1,004	7,078
Universal Forest Products Inc.		3,093	99,749
USG Corp.	(1)	6,388	112,301
York International Corp.		7,511	308,477

			1,887,607

CHEMICALS—2.51%

Aceto Corp.		2,611	45,954
Airgas Inc.		10,932	261,384
Albemarle Corp.		5,788	183,190
American Vanguard Corp.		975	32,887
Arch Chemicals Inc.		4,186	120,641
Cabot Microelectronics Corp.	(1)	4,263	130,490
Crompton Corp.		19,738	124,349
Cytec Industries Inc.		7,066	321,150
Ferro Corp.		7,615	203,168
FMC Corp.	(1)	6,608	284,871
Fuller (H.B.) Co.		5,771	163,896
Georgia Gulf Corp.		5,176	185,611
Grace (W.R.) & Co.	(1)	10,969	68,008
Great Lakes Chemical Corp.		9,222	249,547
Hercules Inc.	(1)	19,984	243,605
IMC Global Inc.		21,048	282,043
Kronos Worldwide Inc.		684	23,389
MacDermid Inc.		4,906	166,068
Millennium Chemicals Inc.	(1)	11,807	204,497
Minerals Technologies Inc.		3,732	216,456
NewMarket Corp.	(1)	2,810	60,331
NL Industries Inc.		1,332	19,314
Octel Corp.		2,213	58,268
Olin Corp.		12,626	222,470
OM Group Inc.	(1)	5,153	170,101
OMNOVA Solutions Inc.	(1)	8,284	50,532
PolyOne Corp.	(1)	16,581	123,363
Quaker Chemical Corp.		1,746	48,225
Schulman (A.) Inc.		5,985	128,618
Sensient Technologies Corp.		8,503	182,644
Spartech Corp.		5,034	130,582
Stepan Co.		1,151	30,099
Symyx Technologies Inc.	(1)	5,350	129,042
Terra Industries Inc.	(1)	5,427	30,554
Valhi Inc.		4,185	47,583
Wellman Inc.		5,880	47,804

			4,990,734

COMMERCIAL SERVICES—4.32%

Aaron Rents Inc.		4,478	148,401
ABM Industries Inc.		7,380	143,689
Administaff Inc.	(1)	3,830	63,578
Advisory Board Co. (The)	(1)	3,306	117,694
Albany Molecular Research Inc.	(1)	4,951	64,016
Alderwoods Group Inc.	(1)	6,945	84,729
AMN Healthcare Services Inc.	(1)	3,095	47,323
Answerthink Inc.	(1)	6,725	38,534
Arbitron Inc.	(1)	5,717	208,785
Banta Corp.		4,523	200,866
Bowne & Co. Inc.		6,722	106,544
Bright Horizons Family Solutions Inc.	(1)	2,389	128,074
CDI Corp.		2,648	91,621
Central Parking Corp.		3,798	70,985
Century Business Services Inc.	(1)	11,093	48,365
Charles River Associates Inc.	(1)	1,971	61,002
Chemed Corp.		2,417	117,224
Clark Inc.	(1)	3,238	60,065
Coinstar Inc.	(1)	4,228	92,889
Consolidated Graphics Inc.	(1)	2,396	105,544
Cornell Companies Inc.	(1)	2,538	34,517
Corrections Corp. of America	(1)	6,460	255,105

CorVel Corp.	(1)	1,015	28,775
CoStar Group Inc.	(1)	3,064	140,730
Cross Country Healthcare Inc.	(1)	3,930	71,329
DiamondCluster International Inc. Class A	(1)	3,715	32,283
Dollar Thrifty Automotive Group Inc.	(1)	4,597	126,142
Electro Rent Corp.		1,915	20,050
Euronet Worldwide Inc.	(1)	4,232	97,886
Exponent Inc.	(1)	841	22,598
Exult Inc.	(1)	7,236	38,930
First Advantage Corp. Class A	(1)	601	11,359
First Health Group Corp.	(1)	16,643	259,797
Forrester Research Inc.	(1)	2,813	52,462
FTI Consulting Inc.	(1)	7,793	128,584
Gartner Inc. Class A	(1)	12,451	164,602
Geo Group Inc. (The)	(1)	2,360	48,144
Gevity HR Inc.		4,250	111,307
Healthcare Services Group Inc.		2,380	36,414
Heidrick & Struggles International Inc.	(1)	3,341	99,161
Hooper Holmes Inc.		9,161	52,584
Hudson Highland Group Inc.	(1)	2,191	67,176
Insurance Auto Auctions Inc.	(1)	1,809	30,753
Integrated Electrical Services Inc.	(1)	6,128	49,330
Interactive Data Corp.	(1)	5,810	101,210
Intersections, Inc.	(1)	840	20,152
iPayment Holdings Inc.	(1)	2,101	86,141
Kelly Services Inc. Class A		3,166	94,347
Kforce Inc.	(1)	3,139	29,632
Korn/Ferry International	(1)	6,331	122,631
Kroll Inc.	(1)	6,500	239,720
Labor Ready Inc.	(1)	7,980	123,690
Landauer Inc.		1,980	88,427
Learning Tree International Inc.	(1)	1,775	25,755
LECG Corp.	(1)	1,658	28,700
Magellan Health Services, Inc.	(1)	4,892	163,637
MAXIMUS Inc.	(1)	3,373	119,607
McGrath RentCorp		1,042	38,502
Medical Staffing Network Holdings Inc.	(1)	2,709	17,446
MemberWorks Inc.	(1)	1,469	43,512
Midas Inc.	(1)	3,139	54,619
Monro Muffler Brake Inc.	(1)	1,676	40,660
MPS Group Inc.	(1)	19,100	231,492
National Processing Inc.	(1)	1,903	54,711
Navigant Consulting Co.	(1)	8,391	179,903
NCO Group Inc.	(1)	4,786	127,738
Neurogen Corp.	(1)	3,280	24,534
PAREXEL International Corp.	(1)	5,068	100,346
PDI Inc.	(1)	1,739	52,744
Pre-Paid Legal Services Inc.	(1)	3,066	73,063
PRG-Schultz International Inc.	(1)	8,307	45,439
Princeton Review Inc. (The)	(1)	1,943	14,709
ProxyMed Inc.	(1)	1,289	21,733
Quanta Services Inc.	(1)	13,061	81,239
Rent-Way Inc.	(1)	4,326	38,934
Resources Connection Inc.	(1)	4,372	170,989
Rewards Network Inc.	(1)	6,259	56,331
Rollins Inc.		3,794	87,300
SFBC International Inc.	(1)	2,314	72,498
Sotheby’s Holdings Inc. Class A	(1)	8,997	143,592
Source Interlink Companies Inc.	(1)	3,185	35,417
SOURCECORP Inc.	(1)	2,870	78,982
Spherion Corp.	(1)	11,148	113,041
StarTek Inc.		2,221	79,512
Stewart Enterprises Inc. Class A	(1)	19,513	158,836
Strayer Education Inc.		2,530	282,272

TeleTech Holdings Inc.	(1)	6,419	56,295
TNS, Inc.	(1)	643	14,017
United Rentals Inc.	(1)	9,475	169,508
Universal Technical Institute Inc.	(1)	2,594	103,682
Valassis Communications Inc.	(1)	9,468	288,490
Volt Information Sciences Inc.	(1)	1,869	58,892
Watson Wyatt & Co. Holdings	(1)	5,852	155,956

			8,590,529

COMPUTERS—3.20%

ActivCard Corp.	(1)	7,039	51,103
Advanced Digital Information Corp.	(1)	12,117	117,535
Agilysys Inc.		5,115	70,536
Ansoft Corp.	(1)	1,288	19,655
Anteon International Corp.	(1)	4,898	159,773
BISYS Group Inc. (The)	(1)	21,873	307,534
Blue Coat Systems Inc.	(1)	1,774	59,411
Brocade Communications Systems Inc.	(1)	47,140	281,897
CACI International Inc. Class A	(1)	5,295	214,130
Carreker Corp.	(1)	3,068	30,741
Catapult Communications Corp.	(1)	1,439	33,097
CIBER Inc.	(1)	9,326	76,660
Compucom Systems Inc.	(1)	4,061	18,437
Covansys Corp.	(1)	2,920	30,164
Cray Inc.	(1)	13,533	89,588
CyberGuard Corp.	(1)	1,974	16,108
CyberSource Corp.	(1)	5,179	43,296
Digimarc Corp.	(1)	2,669	35,631
DigitalNet Holdings Inc.	(1)	1,019	20,716
Dot Hill Systems Corp.	(1)	7,653	85,790
Drexler Technology Corp.	(1)	2,049	27,313
Echelon Corp.	(1)	5,414	60,583
Electronics For Imaging Inc.	(1)	9,738	275,196
Equinix Inc.	(1)	1,943	65,945
FactSet Research Systems Inc.		3,701	174,946
Gateway Inc.	(1)	40,469	182,110
Hutchinson Technology Inc.	(1)	4,646	114,245
iGATE Corp.	(1)	2,459	9,787
Imation Corp.		6,443	274,536
InFocus Corp.	(1)	7,614	64,719
Intergraph Corp.	(1)	6,636	171,607
Internap Network Services Corp.	(1)	51,229	61,987
InterVoice-Brite Inc.	(1)	6,790	77,881
Iomega Corp.		11,671	65,124
Komag Inc.	(1)	5,087	71,065
Kronos Inc.	(1)	5,643	232,492
Lexar Media Inc.	(1)	11,702	78,169
Magma Design Automation Inc.	(1)	4,582	88,112
Manhattan Associates Inc.	(1)	5,484	169,346
Marimba Inc.	(1)	4,053	32,951
McDATA Corp. Class A	(1)	18,017	96,931
Mentor Graphics Corp.	(1)	12,729	196,918
Mercury Computer Systems Inc.	(1)	4,370	108,376
Merge Technologies Inc.	(1)	2,175	31,820
MICROS Systems Inc.	(1)	3,461	166,024
Mobility Electronics Inc.	(1)	4,517	38,033
MTS Systems Corp.		4,023	94,339
NetScout Systems Inc.	(1)	3,641	23,994
Overland Storage Inc.	(1)	2,491	33,105
PalmOne Inc.	(1)	7,596	264,113
PEC Solutions Inc.	(1)	2,174	25,936
Perot Systems Corp. Class A	(1)	13,816	183,338
Quantum Corp.	(1)	31,530	97,743
RadiSys Corp.	(1)	3,522	65,404

SI International, Inc.	(1)	1,237	25,222
Silicon Graphics Inc.	(1)	37,251	81,952
Silicon Storage Technology Inc.	(1)	14,753	151,956
SimpleTech Inc.	(1)	17	58
SRA International Inc. Class A	(1)	2,395	101,356
Stratasys Inc.	(1)	1,653	40,928
Sykes Enterprises Inc.	(1)	3,711	28,055
Synaptics Inc.	(1)	4,021	77,002
Syntel Inc.		885	14,647
TALX Corp.		2,726	66,596
Tier Technologies Inc. Class B	(1)	2,766	26,941
TransAct Technologies Inc.	(1)	2,085	65,928
Tumbleweed Communications Corp.	(1)	7,313	31,153
Tyler Technologies Inc.	(1)	7,590	71,801
Ultimate Software Group Inc.	(1)	2,715	27,421
Xybernaut Corp.	(1)	39,089	65,279

			6,362,285

COSMETICS & PERSONAL CARE—0.13%

Chattem Inc.	(1)	2,873	82,944
Del Laboratories Inc.	(1)	882	27,360
Elizabeth Arden Inc.	(1)	3,739	78,669
Inter Parfums Inc.		867	18,077
Revlon Inc. Class A	(1)	17,056	50,315

			257,365

DISTRIBUTION & WHOLESALE—0.74%

Advanced Marketing Services Inc.		3,128	40,382
Aviall Inc.	(1)	6,330	120,333
Brightpoint Inc.	(1)	3,368	46,310
Building Materials Holdings Corp.		2,087	39,507
Central European Distribution Corp.	(1)	1,958	50,719
Handleman Co.		4,493	104,058
LKQ Corp.	(1)	2,439	45,195
NuCo2 Inc.	(1)	738	14,539
Owens & Minor Inc.		7,136	184,822
ScanSource Inc.	(1)	2,211	131,378
SCP Pool Corp.		6,460	290,700
United Stationers Inc.	(1)	6,152	244,357
Watsco Inc.		3,849	108,041
WESCO International Inc.	(1)	3,388	62,339

			1,482,680

DIVERSIFIED FINANCIAL SERVICES—1.31%

Accredited Home Lenders Holding Co.	(1)	2,861	80,537
Advanta Corp. Class B		3,724	85,354
Affiliated Managers Group Inc.	(1)	4,426	222,938
Asset Acceptance Capital Corp.	(1)	472	8,024
Asta Funding, Inc.		1,343	23,368
BKF Capital Group Inc.		1,451	42,152
Capital Southwest Corp.		71	5,611
Capital Trust Inc. Class A		792	21,162
CharterMac		8,059	158,440
CompuCredit Corp.	(1)	3,166	54,772
Credit Acceptance Corp.	(1)	1,306	19,681
Education Lending Group, Inc.	(1)	1,750	31,062
Encore Capital Group, Inc.	(1)	2,070	27,345
eSpeed, Inc.	(1)	4,901	86,503
Federal Agricultural Mortgage Corp.	(1)	1,591	38,073
Financial Federal Corp.	(1)	3,216	113,396
First Cash Inc.	(1)	2,076	44,177
Gabelli Asset Management Inc. Class A		1,591	67,617
Greenhill & Co., Inc.	(1)	330	6,900
Greg Manning Auctions Inc.	(1)	1,309	20,028

Harris & Harris Group Inc.	(1)	2,254	27,566
Investment Technology Group Inc.	(1)	8,479	108,446
Knight Trading Group Inc.	(1)	21,084	211,262
LaBranche & Co. Inc.		8,340	70,223
Marlin Business Services Corp.	(1)	462	6,944
Metris Companies Inc.	(1)	6,178	53,687
National Financial Partners Corp.		6,065	213,913
Nelnet Inc. Class A	(1)	1,154	20,483
New Century Financial Corp.		5,161	241,638
Piper Jaffray Companies Inc.	(1)	3,605	163,054
Portfolio Recovery Associates Inc.	(1)	2,689	74,136
Sanders Morris Harris Group Inc.		619	9,130
Saxon Capital Inc.	(1)	5,277	120,474
Stifel Financial Corp.	(1)	849	23,093
SWS Group Inc.		2,946	45,074
World Acceptance Corp.	(1)	2,991	54,825

			2,601,088

ELECTRIC—1.51%

Aquila Inc.	(1)	35,172	125,212
Avista Corp.		8,792	161,949
Black Hills Corp.		5,891	185,566
Calpine Corp.	(1)	75,608	326,627
Central Vermont Public Service Corp.		2,696	55,241
CH Energy Group Inc.		3,226	149,815
Cleco Corp.		8,642	155,383
CMS Energy Corp.	(1)	29,721	271,353
Duquesne Light Holdings Inc.		13,845	267,347
El Paso Electric Co.	(1)	8,643	133,448
Empire District Electric Co. (The)		5,207	104,713
IDACORP Inc.		6,939	187,353
MGE Energy Inc.		2,706	88,297
Otter Tail Corp.		4,442	119,312
PNM Resources Inc.		10,977	227,992
Sierra Pacific Resources	(1)	21,310	164,300
UIL Holdings Corp.		2,633	128,201
UniSource Energy Corp.		6,205	154,194

			3,006,303

ELECTRICAL COMPONENTS & EQUIPMENT—0.82%

Advanced Energy Industries Inc.	(1)	4,064	63,886
Artesyn Technologies Inc.	(1)	6,424	57,816
Belden Inc.		4,816	103,207
C&D Technologies Inc.		4,476	79,807
Capstone Turbine Corp.	(1)	1,518	3,304
Cherokee International Corp.	(1)	1,121	12,791
Encore Wire Corp.	(1)	2,004	55,250
Energy Conversion Devices Inc.	(1)	3,983	44,849
General Cable Corp.	(1)	6,998	59,833
GrafTech International Ltd.	(1)	17,672	184,849
Intermagnetics General Corp.	(1)	3,400	115,702
Littelfuse Inc.	(1)	4,010	170,064
Magnetek Inc.	(1)	3,491	29,115
Medis Technologies Ltd.	(1)	2,701	43,810
Powell Industries Inc.	(1)	601	10,265
Power-One Inc.	(1)	12,088	132,726
Rayovac Corp.	(1)	6,259	175,878
Universal Display Corp.	(1)	4,129	44,345
Valence Technology Inc.	(1)	16,747	57,442
Vicor Corp.	(1)	3,808	69,572
Wilson Greatbatch Technologies Inc.	(1)	3,865	108,027

			1,622,538

ELECTRONICS—2.92%

ADE Corp.	(1)	1,422	30,729
American Superconductor Corp.	(1)	3,859	50,476
Analogic Corp.		1,860	78,920
Bei Technologies Inc.		2,317	65,594
Bel Fuse Inc. Class B		2,006	83,650
Benchmark Electronics Inc.	(1)	7,459	217,057
Brady Corp. Class A		3,304	152,314
Checkpoint Systems Inc.	(1)	7,172	128,594
Coherent Inc.	(1)	5,486	163,757
CTS Corp.		7,233	87,230
Cubic Corp.		2,926	61,241
Cymer Inc.	(1)	6,679	250,062
Daktronics Inc.	(1)	2,798	69,810
DDi Corp.	(1)	4,050	33,331
Dionex Corp.	(1)	3,373	186,088
Electro Scientific Industries Inc.	(1)	5,674	160,631
Excel Technology Inc.	(1)	1,973	65,602
FEI Co.	(1)	4,838	115,677
FSI International Inc.	(1)	4,430	34,598
Identix Inc.	(1)	15,512	115,875
II-VI Inc.	(1)	1,955	59,940
Intevac Inc.	(1)	2,074	18,396
InVision Technologies Inc.	(1)	3,176	158,482
Itron Inc.	(1)	4,167	95,591
Keithley Instruments Inc.		2,563	56,770
KEMET Corp.	(1)	15,709	191,964
Maxwell Technologies Inc.	(1)	1,619	20,885
Measurements Specialties Inc.	(1)	2,098	45,317
Merix Corp.	(1)	3,187	36,141
Methode Electronics Inc.		5,879	76,251
Metrologic Instruments Inc.	(1)	1,826	36,410
MIPS Technologies Inc. Class A	(1)	4,936	30,208
Molecular Devices Corp.	(1)	2,825	50,228
OSI Systems Inc.	(1)	2,626	52,336
Paradyne Networks Inc.	(1)	5,242	28,831
Park Electrochemical Corp.		3,677	92,844
Paxar Corp.	(1)	5,694	111,147
Photon Dynamics Inc.	(1)	3,070	107,665
Planar Systems Inc.	(1)	3,059	40,960
Plexus Corp.	(1)	7,814	105,489
PLX Technology Inc.	(1)	3,664	63,241
RAE Systems, Inc.	(1)	5,542	29,927
Rofin-Sinar Technologies Inc.	(1)	2,591	65,785
Rogers Corp.	(1)	3,011	210,469
SBS Technologies Inc.	(1)	3,085	49,576
Sonic Solutions Inc.	(1)	3,263	69,339
Spatialight, Inc.	(1)	7,329	44,340
Stoneridge Inc.	(1)	2,648	45,016
Sypris Solutions Inc.		1,362	26,137
Taser International Inc.	(1)	4,328	187,532
Technitrol Inc.	(1)	7,331	160,549
Thomas & Betts Corp.		10,677	290,735
Trimble Navigation Ltd.	(1)	9,206	255,835
TTM Technologies Inc.	(1)	6,898	81,741
Ultralife Batteries Inc.	(1)	2,382	46,116
Varian Inc.	(1)	6,301	265,587
Viisage Technology Inc.	(1)	3,734	32,560
Watts Industries Inc. Class A		3,835	103,353
Woodhead Industries Inc.		1,151	17,794
Woodward Governor Co.		1,551	111,843
X-Rite Inc.		3,832	55,717
Zygo Corp.	(1)	3,164	35,405

			5,815,688

ENERGY - ALTERNATE SOURCES—0.19%

FuelCell Energy Inc.	(1)	8,003	93,475
Headwaters Inc.	(1)	6,207	160,948
KFx Inc.	(1)	7,627	58,118
Plug Power Inc.	(1)	7,875	58,905

			371,446

ENERGY & RELATED—0.03%

Edge Petroleum Corp.	(1)	2,134	36,278
Syntroleum Corp.	(1)	4,350	28,797

			65,075

ENGINEERING & CONSTRUCTION—0.52%

Dycom Industries Inc.	(1)	8,814	246,792
EMCOR Group Inc.	(1)	2,740	120,505
Granite Construction Inc.		6,497	118,440
Infrasource Services, Inc.	(1)	553	6,780
Insituform Technologies Inc. Class A	(1)	4,270	69,473
Perini Corp.	(1)	3,458	36,897
Shaw Group Inc. (The)	(1)	11,450	115,988
URS Corp.	(1)	5,699	156,153
Washington Group International Inc.	(1)	4,582	164,448

			1,035,476

ENTERTAINMENT—1.06%

Alliance Gaming Corp.	(1)	9,345	160,360
AMC Entertainment Inc.	(1)	6,431	98,844
Argosy Gaming Co.	(1)	4,737	178,111
Carmike Cinemas Inc.	(1)	1,533	60,477
Churchill Downs Inc.		798	32,479
Dover Downs Gaming & Entertainment Inc.		1,663	18,709
Dover Motorsports Inc.		5,633	22,532
Empire Resorts Inc.	(1)	3,003	42,192
Gaylord Entertainment Co.	(1)	5,541	173,932
Isle of Capri Casinos Inc.	(1)	2,909	50,762
Macrovision Corp.	(1)	8,960	224,269
Magna Entertainment Corp. Class A	(1)	4,557	26,886
Nevada Gold & Casinos, Inc.	(1)	889	11,957
Penn National Gaming Inc.	(1)	5,817	193,124
Pinnacle Entertainment Inc.	(1)	6,431	81,095
Scientific Games Corp. Class A	(1)	10,079	192,912
Shuffle Master Inc.	(1)	4,216	153,083
Six Flags Inc.	(1)	17,188	124,785
Speedway Motorsports Inc.		2,914	97,444
Steinway Musical Instruments Inc.	(1)	1,455	51,056
Sunterra Corp.	(1)	3,387	42,676
Vail Resorts Inc.	(1)	3,693	70,758

			2,108,443

ENVIRONMENTAL CONTROL—0.49%

BHA Group Inc.		1,007	38,115
Calgon Carbon Corp.		5,956	39,905
Casella Waste Systems Inc. Class A	(1)	3,204	42,133
Darling International Inc.	(1)	9,051	38,014
Duratek Inc.	(1)	1,236	18,676
IMCO Recycling Inc.	(1)	2,342	30,961
Ionics Inc.	(1)	4,550	128,537
Layne Christensen Co.	(1)	1,555	25,735
Metal Management, Inc.	(1)	2,969	58,816
Mine Safety Appliances Co.		3,324	112,019
Tetra Tech Inc.	(1)	10,157	165,762
TRC Companies Inc.	(1)	2,324	38,764
Waste Connections Inc.	(1)	7,960	236,094

			973,531

FOOD—1.22%

American Italian Pasta Co. Class A		2,868	87,417
Arden Group Inc. Class A		193	17,297
Cal-Maine Foods, Inc.		2,259	31,626
Chiquita Brands International Inc.	(1)	7,403	154,871
Corn Products International Inc.		6,626	308,440
Flowers Foods Inc.		6,456	168,824
Great Atlantic & Pacific Tea Co.	(1)	3,371	25,822
Hain Celestial Group Inc.	(1)	4,399	79,622
Ingles Markets Inc. Class A		2,105	23,513
Interstate Bakeries Corp.		8,387	90,999
J&J Snack Foods Corp.	(1)	883	36,053
Lance Inc.		4,517	69,562
M&F Worldwide Corp.	(1)	1,896	25,975
MGP Ingredients, Inc.		741	28,669
Nash Finch Co.		2,279	57,043
Pathmark Stores Inc.	(1)	4,589	34,968
Performance Food Group Co.	(1)	8,423	223,546
Provide Commerce, Inc.	(1)	400	7,884
Ralcorp Holdings Inc.	(1)	5,311	186,947
Riviana Foods Inc.		406	10,625
Ruddick Corp.		6,564	147,362
Sanderson Farms Inc.		1,880	100,806
Sanfilippo (John B.) & Son Inc.	(1)	1,121	29,953
Seaboard Corp.		49	24,400
United Natural Foods Inc.	(1)	7,196	208,036
Weis Markets Inc.		2,365	82,893
Wild Oats Markets Inc.	(1)	5,526	77,751
Winn-Dixie Stores Inc.		11,967	86,162

			2,427,066

FOREST PRODUCTS & PAPER—0.51%

Buckeye Technologies Inc.	(1)	5,009	57,603
Caraustar Industries Inc.	(1)	4,596	64,850
Deltic Timber Corp.		2,230	85,632
Glatfelter Co.		5,047	71,062
Longview Fibre Co.	(1)	9,797	144,310
Pope & Talbot Inc.		3,376	66,744
Potlatch Corp.		5,354	222,941
Rock-Tenn Co. Class A		4,975	84,326
Schweitzer-Mauduit International Inc.		3,150	96,484
Wausau-Mosinee Paper Corp.		7,369	127,484

			1,021,436

GAS—1.39%

Atmos Energy Corp.		9,508	243,405
Cascade Natural Gas Corp.		2,369	52,284
Energen Corp.		6,605	316,974
EnergySouth Inc.		487	19,490
Laclede Group Inc. (The)		4,106	112,545
New Jersey Resources Corp.		5,007	208,191
Nicor Inc.		7,624	258,987
Northwest Natural Gas Co.		4,961	151,310
NUI Corp.		3,800	55,480
Peoples Energy Corp.		6,822	287,547
Piedmont Natural Gas Co.		6,917	295,356
South Jersey Industries Inc.		3,225	141,900
Southern Union Co.	(1)	10,752	226,652
Southwest Gas Corp.		6,302	152,067
WGL Holdings Inc.		8,841	253,914

			2,776,102

HAND & MACHINE TOOLS—0.44%

Baldor Electric Co.		6,100	142,435
Franklin Electric Co. Inc.		1,904	71,895
Kennametal Inc.		6,627	303,517
Lincoln Electric Holding Inc.		6,108	208,222
Milacron Inc.	(1)	8,406	33,624
Regal-Beloit Corp.		4,927	109,675

			869,368

HEALTH CARE—0.37%

Abaxis Inc.	(1)	3,098	58,800
ABIOMED Inc.	(1)	2,406	30,267
America Service Group Inc.	(1)	1,298	45,105
Cyberoptics Corp.	(1)	1,471	38,217
Endocardial Solutions Inc.	(1)	3,269	33,834
FARO Technologies Inc.	(1)	1,982	50,878
Flanders Corp.	(1)	1,784	14,754
Genelabs Technologies Inc.	(1)	6,155	14,218
I-Flow Corp.	(1)	2,748	32,591
LCA-Vision Inc.	(1)	1,893	55,143
LeCroy Corp.	(1)	619	11,148
LifeCell Corp.	(1)	5,084	57,398
MedCath Corp.	(1)	1,084	21,680
MedSource Technologies Inc.	(1)	3,203	22,741
Microtek Medical Holdings Inc.	(1)	4,633	23,721
Microvision Inc.	(1)	3,130	26,292
Palomar Medical Technologies Inc.	(1)	2,220	37,274
Psychiatric Solutions Inc.	(1)	1,890	47,118
Res-Care Inc.	(1)	1,975	25,082
Sonic Innovations Inc.	(1)	1,765	10,025
ThermoGenesis Corp.	(1)	10,510	49,712
Urologix Inc.	(1)	2,527	39,017

			745,015

HEALTH CARE-PRODUCTS—3.36%

Advanced Medical Optics Inc.	(1)	5,359	228,133
Advanced Neuromodulation Systems Inc.	(1)	3,562	116,834
Align Technology Inc.	(1)	9,653	183,407
American Medical Systems Holdings Inc.	(1)	4,545	153,166
Animas Corp.	(1)	790	14,733
Arrow International Inc.		4,035	120,727
ArthroCare Corp.	(1)	3,915	113,848
Aspect Medical Systems Inc.	(1)	2,335	43,127
BioLase Technology Inc.	(1)	3,886	52,306
Biosite Inc.	(1)	2,295	103,091
Bioveris Corp.	(1)	3,721	30,959
Bruker BioSciences Corp.	(1)	1,600	7,792
Candela Corp.	(1)	3,458	33,888
Cardiac Science Inc.	(1)	10,598	25,965
CardioDynamics International Corp.	(1)	5,343	26,982
Cepheid Inc.	(1)	7,474	86,250
Closure Medical Corp.	(1)	1,426	35,807
Conceptus Inc.	(1)	4,829	54,326
CONMED Corp.	(1)	5,569	152,591
CTI Molecular Imaging Inc.	(1)	4,931	69,922
Cyberonics Inc.	(1)	3,868	129,036
Datascope Corp.		1,800	71,442
Diagnostic Products Corp.		4,114	180,769
DJ Orthopedics Inc.	(1)	3,180	73,140
Encore Medical Corp.	(1)	3,743	23,581
Epix Medical Inc.	(1)	4,435	93,578
Exactech Inc.	(1)	734	15,928
E-Z-Em, Inc.		774	14,226
Haemonetics Corp.	(1)	3,252	96,422
Hanger Orthopedic Group Inc.	(1)	4,101	48,064

Hologic Inc.	(1)	4,010	93,232
ICU Medical Inc.	(1)	2,081	69,776
Immucor Inc.	(1)	3,682	119,849
Immunicon Corp.	(1)	497	3,906
Intuitive Surgical Inc.	(1)	6,116	116,204
Invacare Corp.		4,716	210,900
Inverness Medical Innovations Inc.	(1)	2,402	52,604
IVAX Diagnostics, Inc.	(1)	254	1,626
Kensey Nash Corp.	(1)	1,808	62,376
Kyphon Inc.	(1)	4,211	118,666
Laserscope	(1)	3,407	93,863
Lifeline Systems Inc.	(1)	1,555	36,791
Luminex Corp.	(1)	4,583	46,105
Medical Action Industries Inc.	(1)	1,328	24,435
Mentor Corp.		7,956	272,811
Merit Medical Systems Inc.	(1)	4,063	64,724
NuVasive, Inc.	(1)	342	3,731
Oakley Inc.		4,885	63,212
Ocular Sciences Inc.	(1)	3,513	133,494
OraSure Technologies Inc.	(1)	6,925	67,380
Orthologic Corp.	(1)	6,392	55,419
Orthovita, Inc.	(1)	3,284	16,880
Palatin Technologies Inc.	(1)	12,171	51,240
PolyMedica Corp.		4,363	135,428
Possis Medical Inc.	(1)	3,210	109,621
PSS World Medical Inc.	(1)	13,006	145,667
Quidel Corp.	(1)	5,255	30,952
Sola International Inc.	(1)	5,753	99,124
SonoSite Inc.	(1)	2,896	69,243
Steris Corp.	(1)	12,688	286,241
SurModics Inc.	(1)	2,886	71,111
Sybron Dental Specialties Inc.	(1)	7,005	209,099
TECHNE Corp.	(1)	7,469	324,528
Thoratec Corp.	(1)	9,095	97,589
TriPath Imaging Inc.	(1)	4,832	45,469
Ventana Medical Systems Inc.	(1)	2,547	121,059
Viasys Healthcare Inc.	(1)	6,172	129,057
VISX Inc.	(1)	8,853	236,552
Vital Sign Inc.		764	22,187
West Pharmaceutical Services Inc.		2,524	106,765
Wright Medical Group Inc.	(1)	4,827	171,841
Young Innovations Inc.		797	20,244
Zila, Inc.	(1)	4,042	19,846
Zoll Medical Corp.	(1)	1,707	59,882

			6,690,769

HEALTH CARE-SERVICES—1.98%

Alliance Imaging Inc.	(1)	4,642	21,214
Amedisys Inc.	(1)	1,932	63,833
American Healthways Inc.	(1)	5,033	133,978
American Medical Security Group Inc.	(1)	2,568	69,978
AMERIGROUP Corp.	(1)	4,497	221,252
AmSurg Corp.	(1)	5,146	129,319
Apria Healthcare Group Inc.	(1)	9,067	260,223
Beverly Enterprises Inc.	(1)	19,489	167,605
Centene Corp.	(1)	3,873	149,304
Genesis HealthCare Corp.	(1)	3,418	99,259
Gentiva Health Services Inc.	(1)	4,111	66,845
Inveresk Research Group Inc.	(1)	5,558	171,409
Kindred Healthcare Inc.	(1)	4,692	123,634
LabOne Inc.	(1)	2,675	85,011
LifePoint Hospitals Inc.	(1)	6,946	258,530
Matria Healthcare Inc.	(1)	2,089	52,371
Molina Healthcare, Inc.	(1)	1,628	62,157

National Healthcare Corp.		1,573	44,060
Odyssey Healthcare Inc.	(1)	6,385	120,166
Option Care Inc.		2,299	35,083
Orthodontic Centers of America Inc.	(1)	8,686	71,138
Pediatrix Medical Group Inc.	(1)	4,451	310,902
Province Healthcare Co.	(1)	8,759	150,217
RehabCare Group Inc.	(1)	3,047	81,142
Select Medical Corp.		16,724	224,436
Sierra Health Services Inc.	(1)	4,179	186,801
Specialty Laboratories Inc.	(1)	1,407	12,607
Sunrise Senior Living Inc.	(1)	2,923	114,406
Symbion, Inc.	(1)	1,247	21,773
United Surgical Partners International Inc.	(1)	5,109	201,652
US Oncology Inc.	(1)	12,727	187,341
VistaCare Inc. Class A	(1)	2,371	43,982

			3,941,628

HOLDING COMPANIES - DIVERSIFIED—0.10%

Resource America Inc. Class A		2,693	63,555
Terremark Worldwide Inc.	(1)	71,585	60,847
Walter Industries Inc.		5,772	78,615

			203,017

HOME BUILDERS—0.90%

Beazer Homes USA Inc.		2,377	238,437
Brookfield Homes Corp.		2,937	76,920
Champion Enterprises Inc.	(1)	12,632	115,962
Coachmen Industries Inc.		2,800	44,772
Dominion Homes Inc.	(1)	889	20,536
Fleetwood Enterprises Inc.	(1)	9,203	133,904
Levitt Corp. Class A	(1)	2,904	74,807
M/I Schottenstein Homes Inc.		1,995	80,997
Meritage Corp.	(1)	1,748	120,262
Monaco Coach Corp.		4,934	138,991
Orleans Homebuilders Inc.	(1)	526	10,136
Palm Harbor Homes Inc.	(1)	3,305	58,598
Skyline Corp.		1,590	64,633
Technical Olympic USA Inc.		802	17,869
Thor Industries Inc.		6,506	217,691
WCI Communities Inc.	(1)	5,818	129,800
William Lyon Homes Inc.	(1)	824	75,932
Winnebago Industries Inc.		4,717	175,850

			1,796,097

HOME FURNISHINGS—0.56%

American Woodmark Corp.		1,135	67,930
Applica Inc.	(1)	3,794	33,767
Bassett Furniture Industries Inc.		1,520	33,075
Digital Theater Systems Inc.	(1)	2,872	75,103
Ethan Allen Interiors Inc.		5,989	215,065
Furniture Brands International Inc.		9,464	237,073
Hooker Furniture Corp.		2,438	49,174
Kimball International Inc. Class B		4,070	60,032
La-Z-Boy Inc.		9,556	171,817
Stanley Furniture Co. Inc.		994	41,857
Tempur-Pedic International Inc.	(1)	2,644	37,042
TiVo Inc.	(1)	6,924	49,091
Universal Electronics Inc.	(1)	2,270	39,793

			1,110,819

HOUSEHOLD PRODUCTS & WARES—0.87%

American Greetings Corp. Class A	(1)	11,533	267,335
Blyth Inc.		5,828	201,008
Central Garden & Pet Co.	(1)	3,144	112,461

CSS Industries Inc.		1,571	55,048
Ennis Business Forms Inc.		3,325	64,837
Harland (John H.) Co.		5,118	150,213
Jarden Corp.	(1)	4,943	177,899
Lifetime Hoan Corp.		1,273	29,012
Playtex Products Inc.	(1)	5,029	39,327
Russ Berrie & Co. Inc.		2,203	42,804
Standard Register Co. (The)		2,519	29,976
Tupperware Corp.		9,480	184,196
Water Pik Technologies Inc.	(1)	1,290	21,362
WD-40 Co.		3,138	93,952
Yankee Candle Co. Inc. (The)	(1)	9,033	264,215

			1,733,645

HOUSEWARES—0.22%

Libbey Inc.		2,462	68,345
National Presto Industries Inc.		1,318	54,341
Toro Co.		4,400	308,308

			430,994

INSURANCE—2.36%

Alfa Corp.		4,548	63,672
American Equity Investment Life Holding Co.		2,850	28,357
American Physicians Capital Inc.	(1)	2,109	48,823
AmerUs Group Co.		7,146	295,844
Argonaut Group Inc.	(1)	4,472	82,419
Baldwin & Lyons Inc. Class B		1,018	27,323
Bristol West Holdings, Inc.		2,803	50,987
Ceres Group Inc.	(1)	3,036	18,641
Citizens Inc.	(1)	4,434	36,359
CNA Surety Corp.	(1)	2,513	27,517
Commerce Group Inc.		4,409	217,672
Crawford & Co. Class B		2,762	13,617
Danielson Holding Corp.	(1)	7,239	50,021
Delphi Financial Group Inc. Class A		4,488	199,716
Direct General Corp.		2,550	82,263
Donegal Group Inc. Class A		519	10,401
FBL Financial Group Inc. Class A		2,731	77,178
First Acceptance Corp.	(1)	888	6,216
FPIC Insurance Group Inc.	(1)	1,217	30,048
Great American Financial Resources Inc.		1,520	24,168
Harleysville Group Inc.		5,732	108,048
Hilb, Rogal & Hobbs Co.		5,595	199,630
Horace Mann Educators Corp.		7,936	138,721
Infinity Property & Casualty Corp.		3,603	118,899
Kansas City Life Insurance Co.		1,499	63,093
LandAmerica Financial Group Inc.		3,612	140,615
Midland Co. (The)		1,066	31,607
MONY Group Inc. (The)	(1)	9,110	285,143
National Western Life Insurance Co. Class A	(1)	190	29,174
Navigators Group Inc. (The)	(1)	1,343	38,799
NYMAGIC Inc.		667	17,609
Ohio Casualty Corp.	(1)	11,146	224,369
Penn-America Group Inc.		1,669	23,366
Philadelphia Consolidated Holding Corp.	(1)	3,239	194,567
Phoenix Companies Inc.		17,192	210,602
PMA Capital Corp. Class A		4,711	42,399
Presidential Life Corp.		3,790	68,296
ProAssurance Corp.	(1)	4,758	162,295
RLI Corp.		4,070	148,555
Safety Insurance Group Inc.		1,309	28,039
Selective Insurance Group Inc.		5,037	200,876
State Auto Financial Corp.		2,225	68,352
Stewart Information Services Corp.		3,480	117,520

Triad Guaranty Inc.	(1)	1,657	96,437
21st Century Insurance Group		4,182	54,115
U.S.I. Holdings Corp.	(1)	5,593	88,369
UICI	(1)	6,859	163,313
United Fire & Casualty Co.		1,249	72,130
Universal American Financial Corp.	(1)	3,486	38,276
Vesta Insurance Group		6,253	40,457
Zenith National Insurance Corp.		2,021	98,221

			4,703,134

INTERNET—3.30%

Agile Software Corp.	(1)	9,146	80,027
Alloy Inc.	(1)	8,071	49,637
aQuantive, Inc.	(1)	8,164	80,660
Ariba Inc.	(1)	46,860	92,783
AsiaInfo Holdings Inc.	(1)	5,750	30,360
@Road Inc.	(1)	5,899	45,127
autobytel.com Inc.	(1)	7,271	66,021
Blue Nile, Inc.	(1)	533	20,046
CMGI Inc.	(1)	59,993	116,986
CNET Networks Inc.	(1)	23,173	256,525
Digital Insight Corp.	(1)	6,336	131,345
Digital River Inc.	(1)	5,823	190,004
Digitas Inc.	(1)	9,199	101,465
DoubleClick Inc.	(1)	21,972	170,722
Drugstore.com Inc.	(1)	6,678	23,306
E.piphany Inc.	(1)	11,519	55,637
EarthLink Inc.	(1)	25,170	260,509
eCollege.com Inc.	(1)	3,083	49,328
Entrust Inc.	(1)	9,819	44,185
eResearch Technology Inc.	(1)	8,079	226,212
F5 Networks Inc.	(1)	6,262	165,818
FindWhat.com	(1)	3,605	83,420
FreeMarkets Inc.	(1)	6,246	40,724
GSI Commerce Inc.	(1)	3,136	30,200
Harris Interactive Inc.	(1)	7,409	49,788
HomeStore Inc.	(1)	21,783	86,914
InfoSpace Inc.	(1)	5,828	221,697
INTAC International, Inc.	(1)	2,363	29,041
Internet Capital Group, Inc.	(1)	8,321	64,405
Internet Security Systems Inc.	(1)	7,471	114,605
Interwoven Inc.	(1)	8,147	82,285
Ipass, Inc.	(1)	7,323	77,551
j2 Global Communications Inc.	(1)	3,392	94,298
Keynote Systems Inc.	(1)	3,227	44,371
Kintera, Inc.	(1)	1,078	11,244
Lionbridge Technologies Inc.	(1)	8,086	61,858
LookSmart Ltd.	(1)	10,621	23,048
MarketWatch.com Inc.	(1)	1,987	23,308
MatrixOne Inc.	(1)	8,375	57,871
Neoforma Inc.	(1)	1,904	23,115
Net2Phone Inc.	(1)	5,105	23,126
NetBank Inc.		9,193	100,479
Netegrity Inc.	(1)	5,748	48,628
NetRatings Inc.	(1)	2,294	37,369
NIC Inc.	(1)	5,480	39,292
1-800 CONTACTS INC.	(1)	1,353	20,072
1-800-FLOWERS.COM Inc.	(1)	3,519	28,645
Openwave Systems Inc.	(1)	12,278	155,931
Opsware Inc.	(1)	9,811	77,703
Overstock.com Inc.	(1)	2,060	80,505
PC-Tel Inc.	(1)	4,215	49,737
Portal Software Inc.	(1)	5,376	19,515
Priceline.com Inc.	(1)	4,424	119,138

ProQuest Co.	(1)	4,715	128,484
RealNetworks Inc.	(1)	17,716	121,177
Redback Networks Inc.	(1)	8,206	52,600
RSA Security Inc.	(1)	11,224	229,755
S1 Corp.	(1)	13,840	137,570
Safeguard Scientifics Inc.	(1)	25,632	58,954
Sapient Corp.	(1)	14,792	88,900
Secure Computing Corp.	(1)	6,518	75,935
SeeBeyond Technology Corp.	(1)	9,839	37,093
Sohu.com Inc.	(1)	3,880	77,134
SonicWALL Inc.	(1)	10,324	88,786
Stamps.com Inc.		2,824	28,777
Stellent Inc.	(1)	3,885	33,178
SupportSoft Inc.	(1)	6,179	53,634
Travelzoo, Inc.	(1)	1,289	38,399
TriZetto Group Inc. (The)	(1)	4,858	32,549
24/7 Real Media, Inc.	(1)	6,604	37,048
United Online Inc.	(1)	9,975	175,660
ValueClick Inc.	(1)	14,368	172,129
Verity Inc.	(1)	4,985	67,347
Versata Inc.	(1)	8	15
Verso Technologies Inc.	(1)	33,374	58,404
Vignette Corp.	(1)	58,411	96,962
WatchGuard Technologies Inc.	(1)	6,265	45,233
WebEx Communications Inc.	(1)	5,517	120,050
webMethods Inc.	(1)	8,956	76,753
Websense Inc.	(1)	4,286	159,568

			6,568,680

INVESTMENT COMPANIES—0.14%

Apollo Investment Corp.	(1)	11,267	155,147
Gladstone Capital Corp.		2,055	41,408
MCG Capital Corp.		4,717	72,547

			269,102

IRON & STEEL—0.70%

AK Steel Holding Corp.	(1)	18,956	99,898
Allegheny Technologies Inc.		14,771	266,617
Carpenter Technology Corp.		4,091	139,299
Cleveland-Cliffs Inc.	(1)	1,815	102,348
Gibraltar Steel Corp.		2,462	80,803
Oregon Steel Mills Inc.	(1)	5,107	75,277
Reliance Steel & Aluminum Co.		5,123	206,559
Ryerson Tull Inc.		4,964	78,828
Schnitzer Steel Industries Inc. Class A		3,098	105,208
Steel Dynamics Inc.	(1)	6,801	194,713
Steel Technologies Inc.		1,444	31,884
Wheeling-Pittsburgh Corp.	(1)	695	14,498

			1,395,932

LEISURE TIME—0.44%

Ambassadors Group Inc.		747	17,562
Arctic Cat Inc.		2,552	70,257
Callaway Golf Co.		11,804	133,857
Escalade Inc.		1,153	26,646
K2 Inc.	(1)	5,762	90,463
Marine Products Corp.		1,683	31,220
Multimedia Games Inc.	(1)	4,028	108,031
Nautilus Group Inc. (The)		5,624	109,724
Navigant International Inc.	(1)	2,568	45,685
Orbitz Inc. Class A	(1)	2,387	51,607
Pegasus Solutions Inc.	(1)	4,909	64,455
WMS Industries Inc.	(1)	4,104	122,299

			871,806

LODGING—0.50%

Ameristar Casinos Inc.		2,152	72,264
Aztar Corp.	(1)	6,276	175,728
Boca Resorts Inc. Class A	(1)	5,041	99,913
Boyd Gaming Corp.		6,346	168,613
La Quinta Corp.	(1)	34,135	286,734
Lakes Gaming Inc.	(1)	1,865	21,615
Marcus Corp.		3,669	63,290
MTR Gaming Group Inc.	(1)	3,655	40,022
Prime Hospitality Corp.	(1)	6,498	69,009

			997,188

MACHINERY—1.78%

Albany International Corp. Class A		4,765	159,913
Applied Industrial Technologies Inc.		3,546	106,806
Astec Industries Inc.	(1)	2,319	43,667
Cascade Corp.		2,271	70,969
Cognex Corp.		7,256	279,211
Flowserve Corp.	(1)	9,858	245,859
Gardner Denver Inc.	(1)	3,924	109,480
Global Power Equipment Group Inc.	(1)	5,115	41,022
Gorman-Rupp Co. (The)		1,260	34,234
Idex Corp.		9,112	312,997
JLG Industries Inc.		8,280	115,009
Joy Global Inc.		9,240	276,646
Kadant Inc.	(1)	2,455	56,784
Lindsay Manufacturing Co.		2,795	67,136
Manitowoc Co. Inc. (The)		4,855	164,342
Middleby Corp. (The)		748	40,856
NACCO Industries Inc.		1,026	97,470
Nordson Corp.		4,821	209,087
Presstek Inc.	(1)	5,526	58,078
Robbins & Myers Inc.		2,245	50,400
Sauer-Danfoss Inc.		2,011	34,328
Stewart & Stevenson Services Inc.		5,590	100,173
Tecumseh Products Co. Class A		3,186	131,231
Tennant Co.		1,888	78,258
Terex Corp.	(1)	8,959	305,771
Thomas Industries Inc.		2,301	76,393
Unova Inc.	(1)	8,712	176,418
Wabtec Corp.		6,046	109,070

			3,551,608

MANUFACTURING—1.54%

Actuant Corp. Class A	(1)	4,308	167,969
Acuity Brands Inc.		7,739	208,953
Ameron International Corp.		1,693	57,782
Applied Films Corporation	(1)	2,899	84,129
AptarGroup Inc.		6,642	290,189
Barnes Group Inc.		2,705	78,391
Blount International Inc.	(1)	146	1,859
Ceradyne Inc.	(1)	2,685	96,042
CLARCOR Inc.		4,611	211,184
CUNO Inc.	(1)	3,078	164,211
EnPro Industries Inc.	(1)	4,160	95,597
ESCO Technologies Inc.	(1)	2,472	131,906
Federal Signal Corp.		8,744	162,726
Griffon Corp.	(1)	4,826	107,523
Hexcel Corp.	(1)	3,911	45,289
Jacuzzi Brands Inc.	(1)	14,090	113,565
Lancaster Colony Corp.		4,912	204,536
Matthews International Corp. Class A		5,850	192,699
Myers Industries Inc.		3,560	50,196

Quixote Corp.		1,513	30,336
Raven Industries Inc.		1,291	45,869
Smith (A.O.) Corp.		3,629	115,366
Standex International Corp.		2,392	65,062
Sturm Ruger & Co. Inc.		3,659	44,310
Tredegar Corp.		5,714	92,167
Trinity Industries Inc.		6,664	211,849

			3,069,705

MEDIA—1.45%

Beasley Broadcast Group Inc. Class A	(1)	1,067	15,962
Charter Communications Inc. Class A	(1)	48,939	191,841
Courier Corp.		980	40,905
Crown Media Holdings Inc.	(1)	2,762	23,532
Cumulus Media Inc. Class A	(1)	8,546	143,658
Emmis Communications Corp.	(1)	8,904	186,806
Entravision Communications Corp.	(1)	8,124	62,392
Fisher Communications Inc.	(1)	772	38,855
4Kids Entertainment Inc.	(1)	2,624	62,766
Gray Television Inc.		8,144	113,120
Hollinger International Inc.		10,429	175,103
Information Holdings Inc.	(1)	2,672	73,133
Insight Communications Co. Inc.	(1)	8,000	74,080
Journal Communications Inc. Class A		3,025	56,961
Journal Register Co.	(1)	7,622	152,440
Liberty Corp.		3,195	150,005
Lin TV Corp. Class A	(1)	5,528	117,194
LodgeNet Entertainment Corp.	(1)	2,529	41,729
Martha Stewart Living Omnimedia Inc. Class A	(1)	2,353	21,177
Mediacom Communications Corp.	(1)	10,355	80,976
Nelson (Thomas) Inc.		2,100	47,754
Nexstar Broadcasting Group, Inc. Class A	(1)	1,441	15,822
Paxson Communications Corp.	(1)	7,941	25,808
Playboy Enterprises Inc. Class B	(1)	3,594	41,726
Primedia Inc.	(1)	24,488	68,077
Pulitzer Inc.		1,431	69,976
Readers Digest Association Inc. (The)		17,991	287,676
Regent Communications Inc.	(1)	4,489	27,787
Saga Communications Inc.	(1)	3,196	58,327
Salem Communications Corp. Class A	(1)	1,802	48,888
Scholastic Corp.	(1)	5,485	164,276
Sinclair Broadcast Group Inc. Class A		7,556	77,600
Spanish Broadcasting System Inc. Class A	(1)	5,762	53,644
Value Line Inc.		162	5,753
World Wrestling Entertainment Inc.		2,870	36,593
Young Broadcasting Inc. Class A	(1)	3,178	41,791

			2,894,133

METAL FABRICATE & HARDWARE—0.53%

CIRCOR International Inc.		2,640	53,830
Commercial Metals Co.		5,276	171,206
Kaydon Corp.		5,124	158,485
Lawson Products Inc.		573	21,860
Metals USA, Inc.	(1)	3,910	69,911
Mueller Industries Inc.		6,356	227,545
NN Inc.		1,214	15,430
NS Group Inc.	(1)	3,799	62,456
Penn Engineering & Manufacturing Corp.		2,285	48,990
Quanex Corp.		3,218	156,717
Valmont Industries Inc.		3,204	73,372

			1,059,802

MINING—0.46%

AMCOL International Corp.		3,739	70,854

Brush Engineered Materials Inc.	(1)	3,768	71,215
Century Aluminum Co.	(1)	3,674	91,078
Compass Minerals International, Inc.		1,731	33,547
Couer d’Alene Mines Corp.	(1)	38,946	158,900
Hecla Mining Co.	(1)	20,878	119,005
Royal Gold Inc.		3,078	43,615
RTI International Metals Inc.	(1)	3,818	60,897
Stillwater Mining Co.	(1)	8,499	127,570
Titanium Metals Corp.	(1)	227	21,009
USEC Inc.		12,828	112,502

			910,192

OFFICE & BUSINESS EQUIPMENT—0.16%

CompX International Inc.	(1)	818	12,270
General Binding Corp.	(1)	487	7,544
Global Imaging Systems Inc.	(1)	3,882	142,314
Imagistics International Inc.	(1)	3,145	111,333
Navarre Corp.	(1)	3,792	54,567

			328,028

OFFICE FURNISHINGS—0.04%

Interface Inc. Class A	(1)	8,195	71,542

			71,542

OIL & GAS—2.83%

Atwood Oceanics Inc.	(1)	2,062	86,089
Berry Petroleum Co. Class A		3,500	102,935
Brigham Exploration Co	(1)	2,767	25,401
Cabot Oil & Gas Corp.		5,977	252,827
Callon Petroleum Co.	(1)	2,580	36,791
Cheniere Energy, Inc.	(1)	3,668	71,783
Cimarex Energy Co.	(1)	7,518	227,269
Clayton Williams Energy Inc.	(1)	916	21,892
Comstock Resources Inc.	(1)	5,969	116,157
Delta Petroleum Corp.	(1)	2,742	36,880
Denbury Resources Inc.	(1)	9,936	208,159
Encore Acquisition Co.	(1)	4,218	117,682
Energy Partners Ltd.	(1)	4,200	64,260
Forest Oil Corp.	(1)	8,343	227,931
Frontier Oil Corp.		5,620	119,088
FX Energy Inc.	(1)	6,802	60,606
Giant Industries Inc.	(1)	1,864	41,008
Grey Wolf Inc.	(1)	34,250	145,220
Harvest Natural Resources Inc.	(1)	6,649	99,137
Helmerich & Payne Inc.		9,160	239,534
Holly Corp.		2,483	92,864
Houston Exploration Co.	(1)	2,676	138,724
KCS Energy Inc.	(1)	8,667	115,444
Magnum Hunter Resources Inc.	(1)	12,310	127,778
McMoRan Exploration Co.	(1)	2,723	42,424
Meridian Resource Corp. (The)	(1)	8,082	56,089
Mission Resources Corp.	(1)	5,966	34,006
Parker Drilling Co.	(1)	17,683	67,549
Penn Virginia Corp.		3,174	114,613
Petroleum Development Corp.	(1)	2,960	81,163
Plains Exploration & Production Co.	(1)	13,993	256,772
Prima Energy Corp.	(1)	2,152	85,155
Quicksilver Resources Inc.	(1)	2,683	179,949
Range Resources Corp.		12,275	179,215
Remington Oil & Gas Corp.	(1)	3,928	92,701
Southwestern Energy Co.	(1)	6,556	187,961
Spinnaker Exploration Co.	(1)	4,558	179,494
St. Mary Land & Exploration Co.		5,187	184,917
Stone Energy Corp.	(1)	4,188	191,308

Swift Energy Co.	(1)	4,942	109,021
Tesoro Petroleum Corp.	(1)	11,906	328,606
TODCO Class A	(1)	2,574	39,820
Unit Corporation	(1)	6,854	215,558
Vintage Petroleum Inc.		9,239	156,786
Whiting Petroleum Corp.	(1)	2,914	73,287

			5,631,853

OIL & GAS SERVICES—1.25%

Cal Dive International Inc.	(1)	6,944	210,542
CARBO Ceramics Inc.		2,306	157,385
Dril-Quip Inc.	(1)	1,471	27,508
Global Industries Ltd.	(1)	13,284	75,984
Gulf Island Fabrication Inc.		1,471	31,818
Hanover Compressor Co.	(1)	13,959	166,112
Hornbeck Offshore Services, Inc.	(1)	741	9,685
Hydril Company LP	(1)	2,856	89,964
Input/Output Inc.	(1)	9,284	76,964
Key Energy Services Inc.	(1)	23,726	223,973
Lone Star Technologies Inc.	(1)	5,337	147,088
Lufkin Industries Inc.		567	18,133
Matrix Service Co.	(1)	2,912	26,645
Maverick Tube Corp.	(1)	7,692	201,992
Newpark Resources Inc.	(1)	14,763	91,531
Oceaneering International Inc.	(1)	4,533	155,255
Oil States International Inc.	(1)	4,954	75,796
RPC Inc.		1,554	24,538
Seacor Holdings Inc.	(1)	3,474	152,613
Superior Energy Services Inc.	(1)	8,940	89,847
Tetra Technologies Inc.	(1)	3,811	102,325
Universal Compression Holdings Inc.	(1)	3,436	105,416
Veritas DGC Inc.	(1)	5,991	138,692
W-H Energy Services Inc.	(1)	4,396	86,162

			2,485,968

PACKAGING & CONTAINERS—0.34%

Anchor Glass Container Corp.		1,185	16,033
Chesapeake Corp.		3,558	94,927
Crown Holdings Inc.	(1)	30,012	299,220
Graphic Packaging Corp.	(1)	8,947	77,392
Greif Inc. Class A		2,825	119,356
Silgan Holdings Inc.		1,985	80,015

			686,943

PHARMACEUTICALS—3.70%

Abgenix Inc.	(1)	14,769	173,093
Able Laboratories Inc.	(1)	3,356	68,999
Accelrys Inc.	(1)	4,939	48,699
Adolor Corp.	(1)	7,603	96,406
Advancis Pharmaceutical Corp.	(1)	1,032	7,007
Alkermes Inc.	(1)	16,290	221,544
Alpharma Inc. Class A		7,664	156,959
Antigenics Inc.	(1)	4,236	36,260
Array BioPharma Inc.	(1)	3,970	31,562
AtheroGenics Inc.	(1)	7,130	135,684
Atrix Laboratories Inc.	(1)	4,377	150,044
Bentley Pharmaceuticals Inc.	(1)	3,131	43,020
Biocryst Pharmaceuticals Inc.	(1)	2,396	16,532
Bioenvision, Inc.	(1)	3,138	27,489
BioMarin Pharmaceutical Inc.	(1)	11,360	68,160
Bio-Reference Laboratories Inc.	(1)	1,320	17,503
Bone Care International Inc.	(1)	3,031	70,986
Bradley Pharmaceuticals Inc.	(1)	2,324	64,840
Caraco Pharmaceutical Laboratories, Ltd.	(1)	1,573	15,164

Cell Therapeutics Inc.	(1)	9,457	69,698
CIMA Labs Inc.	(1)	2,691	90,767
Connetics Corp.	(1)	6,341	128,088
Corixa Corp.	(1)	8,152	38,070
Cubist Pharmaceuticals Inc.	(1)	7,820	86,802
CV Therapeutics Inc.	(1)	6,166	103,342
Cypress Bioscience Inc.	(1)	5,415	74,348
Dendreon Corp.	(1)	10,266	125,759
Depomed Inc.	(1)	1,289	6,381
Discovery Laboratories Inc.	(1)	10,902	104,550
DOV Pharmaceutical Inc.	(1)	2,567	35,835
Durect Corp.	(1)	4,352	15,188
DUSA Pharmaceuticals Inc.	(1)	2,130	20,235
Dyax Corp.	(1)	4,781	56,177
Dynavax Technologies Corp.	(1)	604	4,023
First Horizon Pharmaceutical Corp.	(1)	4,886	92,345
Genta Inc.	(1)	9,578	23,945
Guilford Pharmaceuticals Inc.	(1)	4,148	19,703
HealthExtras Inc.	(1)	3,355	55,592
Hollis-Eden Pharmaceuticals	(1)	2,827	34,065
ILEX Oncology Inc.	(1)	7,331	183,202
Impax Laboratories Inc.	(1)	9,087	176,106
Indevus Pharmaceuticals Inc.	(1)	7,066	43,456
InKine Pharmaceutical Co. Inc.	(1)	12,876	49,830
Inspire Pharmaceuticals Inc.	(1)	6,009	100,470
Isis Pharmaceuticals Inc.	(1)	8,868	50,902
Isolagen, Inc.	(1)	4,400	45,232
ISTA Pharmaceuticals, Inc.	(1)	1,109	11,589
Kos Pharmaceuticals Inc.	(1)	3,101	102,240
KV Pharmaceuticals Co.	(1)	6,531	150,801
Lannett Co. Inc.	(1)	1,526	22,921
Ligand Pharmaceuticals Inc. Class B	(1)	13,425	233,327
Mannatech Inc.		1,658	15,917
Medarex Inc.	(1)	14,197	103,496
Medicines Co. (The)	(1)	8,668	264,461
Nabi Biopharmaceuticals	(1)	10,771	153,164
Nature’s Sunshine Products Inc.		1,300	18,512
NeighborCare Inc.	(1)	6,877	215,456
NeoPharm Inc.	(1)	3,460	35,742
NitroMed, Inc.	(1)	13	78
Northfield Laboratories Inc.	(1)	3,160	45,062
Noven Pharmaceuticals Inc.	(1)	4,419	97,306
NPS Pharmaceuticals Inc.	(1)	6,803	142,863
Nutraceutical Intl Corp.	(1)	1,106	23,569
Nuvelo Inc.	(1)	6,003	57,749
Omega Protein Corp.	(1)	398	3,861
Onyx Pharmaceuticals Inc.	(1)	6,383	270,384
Pain Therapeutics Inc.	(1)	4,840	39,010
Par Pharmaceutical Cos., Inc.	(1)	6,222	219,077
Penwest Pharmaceuticals Co.	(1)	3,484	44,630
Perrigo Co.		11,468	217,548
PetMed Express, Inc.	(1)	1,696	13,600
Pharmacyclics Inc.	(1)	3,371	34,283
Pharmion Corp.	(1)	2,279	111,489
Pharmos Corp.	(1)	20,136	82,759
POZEN Inc.	(1)	4,170	28,523
Priority Healthcare Corp. Class B	(1)	6,786	155,739
Progenics Pharmaceuticals Inc.	(1)	2,559	43,094
Renovis, Inc.	(1)	957	8,766
Rigel Pharmaceuticals Inc.	(1)	2,168	30,807
Salix Pharmaceuticals Ltd.	(1)	4,511	148,637
Santarus, Inc.	(1)	1,419	20,930
SciClone Pharmaceuticals Inc.	(1)	8,035	41,059
Tanox Inc.	(1)	4,920	93,824

Trimeris Inc.	(1)	2,997	43,247
United Therapeutics Inc.	(1)	3,530	90,545
USANA Health Sciences Inc.	(1)	1,717	53,364
Valeant Pharmaceuticals International		15,225	304,500
VaxGen Inc.	(1)	3,943	55,833
Vicuron Pharmaceuticals Inc.	(1)	9,316	117,009
Vion Pharmaceuticals Inc.	(1)	13,495	56,139
Zymogenetics Inc.	(1)	3,336	63,384

			7,370,356

PIPELINES—0.05%

Plains Resource Inc.	(1)	4,392	74,444
TransMontaigne Inc.	(1)	3,091	16,630

			91,074

REAL ESTATE—0.29%

Avatar Holdings	(1)	1,448	60,237
Bluegreen Corp.	(1)	2,722	37,564
Consolidated-Tomoka Land Co.		1,442	54,450
Jones Lang LaSalle Inc.	(1)	5,899	159,863
LNR Property Corp.		3,112	168,826
Trammell Crow Co.	(1)	6,401	90,254

			571,194

REAL ESTATE INVESTMENT TRUSTS—5.67%

Acadia Realty Trust		3,577	49,148
Affordable Residential Communities Inc.		3,135	52,041
Alexander’s Inc.	(1)	440	73,806
Alexandria Real Estate Equities Inc.		3,522	199,979
American Financial Realty Trust		19,926	284,743
American Home Mortgage Investment Corp.		6,307	163,541
AMLI Residential Properties Trust		4,360	127,922
Anthracite Capital Inc.		7,802	93,468
Anworth Mortgage Asset Corp.		6,666	79,192
Arbor Realty Trust, Inc.	(1)	716	14,284
Ashford Hospitality Trust, Inc.		2,752	22,979
Bedford Property Investors Inc.		3,738	109,299
Brandywine Realty Trust		7,436	202,185
Capital Automotive		5,656	165,890
Capital Lease Funding, Inc.	(1)	3,062	31,845
Capstead Mortgage Corp.		1,682	22,623
CarrAmerica Realty Corp.		9,876	298,551
Cedar Shopping Centers Inc.		4,575	52,567
Colonial Properties Trust		3,859	148,687
Commercial Net Lease Realty Inc.		9,386	161,439
Cornerstone Realty Income Trust Inc.		6,844	60,022
Corporate Office Properties Trust		6,172	153,374
Correctional Properties Trust		2,641	77,249
Cousins Properties Inc.		6,527	215,065
EastGroup Properties Inc.		4,009	134,983
Entertainment Properties Trust		4,276	152,824
Equity Inns Inc.		7,240	67,260
Equity One Inc.		4,401	79,570
Essex Property Trust Inc.		4,159	284,268
FelCor Lodging Trust Inc.	(1)	10,067	121,811
First Industrial Realty Trust Inc.		7,490	276,231
Gables Residential Trust		5,317	180,672
Getty Realty Corp.		3,794	95,457
Glenborough Realty Trust Inc.		4,417	81,052
Glimcher Realty Trust		6,120	135,374
Government Properties Trust, Inc.		4,242	44,329
Healthcare Realty Trust Inc.		7,823	293,206
Heritage Property Investment Trust Inc.		4,375	118,388
Highland Hospitality Corp.		4,696	47,195

Highwoods Properties Inc.		9,746	229,031
Home Properties Inc.		5,947	231,814
Impac Mortgage Holdings Inc.		11,389	256,480
Innkeepers USA Trust		4,957	51,107
Investors Real Estate Trust		3,265	33,891
Keystone Property Trust		5,161	124,019
Kilroy Realty Corp.		5,160	175,956
Koger Equity Inc.		5,802	134,142
Kramont Realty Trust		5,214	83,424
LaSalle Hotel Properties		5,447	132,907
Lexington Corp. Properties Trust		8,748	174,173
LTC Properties Inc.		3,034	50,364
Luminent Mortgage Capital, Inc.		5,570	66,840
Maguire Properties Inc.		6,169	152,806
Manufactured Home Communities Inc.		3,043	100,997
Meristar Hospitality Corp.	(1)	13,780	94,255
MFA Mortgage Investments Inc.		10,902	97,028
Mid-America Apartment Communities Inc.		4,096	155,197
Mission West Properties Inc.		4,023	48,719
National Health Investors Inc.		4,450	120,996
Nationwide Health Properties Inc.		12,081	228,331
Newcastle Investment Corp.		6,173	184,881
Novastar Financial Inc.		4,542	172,414
Omega Healthcare Investors Inc.		7,635	76,655
Parkway Properties Inc.		2,770	123,127
Pennsylvania Real Estate Investment Trust		5,707	195,465
Post Properties Inc.		7,227	210,667
Prentiss Properties Trust		8,085	271,009
Price Legacy Corporation		1,842	34,003
PS Business Parks Inc.		2,698	108,568
RAIT Investment Trust		4,476	110,333
Ramco-Gershenson Properties Trust		2,758	66,826
Realty Income Corp.		7,199	300,414
Redwood Trust Inc.		2,904	161,695
Saul Centers Inc.		2,627	84,353
Senior Housing Properties Trust		9,746	163,635
Sovran Self Storage Inc.		3,621	138,250
Summit Properties Inc.		5,532	141,840
Sun Communities Inc.		3,303	124,358
Tanger Factory Outlet Centers Inc.		2,520	98,532
Taubman Centers Inc.		9,033	206,765
Town & Country Trust (The)		3,455	87,204
U.S. Restaurant Properties Inc.		6,453	98,021
Universal Health Realty Income Trust		2,848	81,738
Urstadt Biddle Properties Inc. Class A		4,604	68,185
Washington Real Estate Investment Trust		7,590	222,994
Winston Hotels Inc.		3,107	32,157

			11,279,085

RETAIL—5.63%

AC Moore Arts & Crafts Inc.	(1)	2,450	67,400
Aeropostale Inc.	(1)	10,073	271,064
America’s Car-Mart Inc.	(1)	979	29,399
Asbury Automotive Group Inc.	(1)	2,665	39,975
Bebe Stores Inc.	(1)	1,716	34,320
Big 5 Sporting Goods Corp.	(1)	3,769	98,710
Blair Corp.		1,761	50,893
Bob Evans Farms Inc.		6,399	175,205
Bombay Co. Inc. (The)	(1)	5,718	35,051
Bon-Ton Stores Inc. (The)		659	9,661
Brookstone Inc.	(1)	3,631	72,802
Brown Shoe Co. Inc.		3,678	150,541
Buckle Inc. (The)		1,694	47,856
Buffalo Wild Wings, Inc.	(1)	1,106	30,581

Burlington Coat Factory Warehouse Corp.		3,798	73,301
Cache Inc.	(1)	571	7,714
California Pizza Kitchen Inc.	(1)	3,350	64,186
Casey’s General Store Inc.		9,085	166,256
Cash America International Inc.		5,594	128,662
Casual Male Retail Group Inc.	(1)	5,643	41,194
Cato Corp. Class A		3,004	67,440
CBRL Group Inc.		9,013	278,051
CEC Entertainment Inc.	(1)	6,788	200,314
Charlotte Russe Holding Inc.	(1)	2,473	52,873
Charming Shoppes Inc.	(1)	20,906	186,691
Chicago Pizza & Brewery Inc.	(1)	1,859	28,275
Children’s Place Retail Stores Inc. (The)	(1)	2,679	63,010
Christopher & Banks Corp.		6,416	113,627
CKE Restaurant Inc.	(1)	8,968	119,543
Coldwater Creek Inc.	(1)	2,749	72,766
Cole National Corp.	(1)	2,443	57,044
Conn’s, Inc.	(1)	678	10,685
Cosi, Inc.	(1)	3,121	18,632
Cost Plus Inc.	(1)	4,173	135,414
CSK Auto Corp.	(1)	8,454	144,902
Dave & Buster’s Inc.	(1)	2,514	47,238
Deb Shops Inc.		705	16,962
Dick’s Sporting Goods Inc.	(1)	5,475	182,591
Dress Barn Inc.	(1)	3,830	65,570
Duane Reade Inc.	(1)	4,151	67,786
Electronics Boutique Holdings Corp.	(1)	2,491	65,613
Finish Line Inc. (The)	(1)	3,469	104,660
Fred’s Inc.		7,110	157,060
GameStop Corp.	(1)	4,319	65,735
Gander Mountain Co.	(1)	898	20,609
Genesco Inc.	(1)	4,232	100,002
Goody’s Family Clothing Inc.		3,153	32,697
Group 1 Automotive Inc.	(1)	3,383	112,349
Guitar Center Inc.	(1)	4,424	196,735
Hancock Fabrics Inc.		3,261	41,578
Haverty Furniture Companies Inc.		3,301	57,701
Hibbet Sporting Goods Inc.	(1)	4,249	116,210
Hollywood Entertainment Corp.	(1)	10,491	140,160
Hot Topic Inc.	(1)	8,765	179,595
IHOP Corp.		3,987	142,575
Insight Enterprises Inc.	(1)	8,791	156,128
Jack in the Box Inc.	(1)	6,631	196,941
Jill (J.) Group Inc. (The)	(1)	3,349	79,003
Jo-Ann Stores Inc.	(1)	3,303	97,108
Joseph A. Bank Clothiers Inc.	(1)	1,321	41,466
Kenneth Cole Productions Class A		1,422	48,732
Kirkland’s Inc.	(1)	2,224	26,532
Krispy Kreme Doughnuts Inc.	(1)	9,973	190,385
Landry’s Restaurants Inc.		4,030	120,457
Linens ‘n Things Inc.	(1)	8,195	240,195
Lithia Motors Inc. Class A		2,820	69,880
Lone Star Steakhouse & Saloon Inc.		2,988	81,244
Longs Drug Stores Corp.		5,982	142,790
MarineMax Inc.	(1)	2,001	57,389
Men’s Wearhouse Inc. (The)	(1)	5,741	151,505
Movado Group Inc.		3,664	63,204
Movie Gallery Inc.		4,534	88,640
99 Cents Only Stores	(1)	7,725	117,806
Nu Skin Enterprises Inc. Class A		9,548	241,755
O’Charley’s Inc.	(1)	4,178	71,820
P.F. Chang’s China Bistro Inc.	(1)	4,648	191,265
Panera Bread Co. Class A	(1)	5,157	185,033
Pantry Inc. (The)	(1)	2,171	47,328

Papa John’s International Inc.	(1)	2,123	62,713
Party City Corp.	(1)	2,120	26,479
Payless ShoeSource Inc.	(1)	12,363	184,332
PC Mall, Inc.	(1)	1,412	26,659
Pep Boys-Manny, Moe & Jack Inc.		10,491	265,947
Rare Hospitality International Inc.	(1)	6,176	153,782
Red Robin Gourmet Burgers Inc.	(1)	2,312	63,279
Restoration Hardware Inc.	(1)	4,653	34,013
Retail Ventures Inc.	(1)	2,220	17,183
Rush Enterprises, Inc. Class B	(1)	269	3,470
Ryan’s Restaurant Group, Inc.	(1)	7,541	119,148
School Specialty Inc.	(1)	3,419	124,144
Select Comfort Corp.	(1)	6,851	194,568
Sharper Image Corp.	(1)	1,984	62,278
Shoe Carnival Inc.	(1)	1,517	22,770
ShopKo Stores Inc.	(1)	5,536	78,279
Smart & Final Inc.	(1)	2,799	33,644
Sonic Automotive Inc.		5,327	117,993
Sonic Corp.	(1)	10,787	245,404
Sports Authority Inc. (The)	(1)	4,160	149,344
Stage Stores Inc.	(1)	3,251	122,433
Steak n Shake Company (The)	(1)	4,164	75,868
Stein Mart Inc.	(1)	3,796	61,723
Systemax Inc.	(1)	868	5,816
TBC Corp.	(1)	3,336	79,397
Too Inc.	(1)	6,428	107,348
Tractor Supply Co.	(1)	5,652	236,367
Trans World Entertainment Corp.	(1)	3,525	35,321
Triarc Companies Inc. Class B		6,123	62,271
Tuesday Morning Corp.	(1)	4,572	132,588
United Auto Group Inc.		3,217	98,601
West Marine Inc.	(1)	2,433	65,326
World Fuel Services Corp.		2,311	104,180
Zale Corp.	(1)	9,639	262,759

			11,199,497

SAVINGS & LOANS—2.16%

Anchor BanCorp Wisconsin Inc.		3,871	102,349
Bank Mutual Corp.		14,318	156,064
BankAtlantic Bancorp Inc. Class A		8,237	151,973
BankUnited Financial Corp. Class A	(1)	5,765	148,737
Berkshire Hills Bancorp Inc.		1,636	60,696
BFC Financial Corp., Class A	(1)	431	5,086
Brookline Bancorp Inc.		10,724	157,321
Charter Financial Corp.		504	17,136
Citizens First Bancorp Inc.		1,893	45,072
Clifton Savings Bancorp, Inc.		1,063	12,554
Commercial Capital Bancorp Inc.	(1)	6,942	120,586
Commercial Federal Corp.		7,403	200,621
Dime Community Bancshares		5,413	94,619
Downey Financial Corp.		3,561	189,623
Fidelity Bankshares Inc.		2,365	83,839
First Federal Capital Corp.		3,537	98,435
First Financial Holdings Inc.		2,415	69,576
First Niagara Financial Group Inc.		15,295	183,540
First Place Financial Corp.		1,617	30,028
First Sentinel Bancorp Inc.		3,767	77,412
FirstFed Financial Corp.	(1)	3,646	151,674
Flagstar Bancorp Inc.		5,214	103,654
Flushing Financial Corp.		2,332	41,160
Franklin Bank Corp. (Texas)	(1)	2,034	32,178
Harbor Florida Bancshares Inc.		4,037	111,058
Horizon Financial Corp.		528	10,507
Hudson River Bancorp Inc.		5,716	97,572

ITLA Capital Corp.	(1)	725	29,413
MAF Bancorp Inc.		5,061	216,003
NASB Financial Inc.		1,427	60,234
Northwest Bancorp Inc.		2,476	56,700
OceanFirst Financial Corp.		1,784	42,727
Ocwen Financial Corp.	(1)	7,912	95,260
Partners Trust Financial Group Inc.		1,191	23,344
PennFed Financial Services Inc.		1,173	39,882
PFF Bancorp Inc.		2,852	106,208
Provident Bancorp Inc.		4,941	56,327
Provident Financial Holdings Inc.		666	15,751
Provident Financial Services Inc.		10,931	191,839
Quaker City Bancorp Inc.		1,268	69,664
Seacoast Financial Services Corp.		5,491	189,989
Sterling Financial Corp. (Washington)	(1)	4,242	135,193
TierOne Corp.		4,419	95,053
United Community Financial Corp.		4,310	56,030
Waypoint Financial Corp.		5,438	150,034
Westfield Financial Inc.		1,800	36,612
Wilshire Financial Services Group		1,543	14,334
WSFS Financial Corp.		1,157	56,311

			4,289,978

SEMICONDUCTORS—3.38%

Actel Corp.	(1)	4,562	84,397
Alliance Semiconductor Corp.	(1)	3,598	21,408
AMIS Holdings Inc.	(1)	5,057	85,564
Artisan Components Inc.	(1)	4,259	109,882
Asyst Technologies Inc.	(1)	8,465	87,528
ATMI Inc.	(1)	5,528	150,970
August Technology Corp.	(1)	2,814	35,288
Axcelis Technologies Inc.	(1)	18,066	224,741
Brooks Automation Inc.	(1)	8,153	164,283
California Micro Devices Corp.	(1)	3,693	42,580
ChipPAC Inc. Class A	(1)	9,413	59,020
Cirrus Logic Inc.	(1)	13,908	83,587
Cohu Inc.		4,118	78,407
Credence Systems Corp.	(1)	17,489	241,348
Diodes Inc.	(1)	1,408	33,356
DSP Group Inc.	(1)	5,726	155,976
DuPont Photomasks Inc.	(1)	2,925	59,465
Emulex Corp.	(1)	14,934	213,706
Entegris Inc.	(1)	10,071	116,521
ESS Technology Inc.	(1)	5,606	60,040
Exar Corp.	(1)	7,581	111,137
FormFactor Inc.	(1)	5,071	113,844
Genesis Microchip Inc.	(1)	6,035	83,102
Helix Technology Corp.		5,156	109,977
Integrated Device Technology Inc.	(1)	19,155	265,105
Integrated Silicon Solution Inc.	(1)	6,424	78,437
IXYS Corp.	(1)	2,952	23,262
Kopin Corp.	(1)	14,067	71,882
Kulicke & Soffa Industries Inc.	(1)	9,460	103,682
Lattice Semiconductor Corp.	(1)	18,656	130,779
LTX Corp.	(1)	10,850	117,289
Mattson Technology Inc.	(1)	6,948	83,515
Micrel Inc.	(1)	12,432	151,049
Microsemi Corp.	(1)	10,803	153,511
Mindspeed Technologies Inc.	(1)	17,114	84,885
MKS Instruments Inc.	(1)	5,693	129,914
Monolithic System Technology Inc.	(1)	4,789	36,061
Mykrolis Corp.	(1)	7,481	130,319
OmniVision Technologies Inc.	(1)	10,108	161,223
ON Semiconductor Corp.	(1)	19,575	98,267

Pericom Semiconductor Corp.	(1)	3,960	42,412
Photronics Inc.	(1)	5,872	111,216
Pixelworks Inc.	(1)	7,251	111,085
Power Integrations Inc.	(1)	5,338	132,916
Rudolph Technologies Inc.	(1)	2,321	42,219
Semitool Inc.	(1)	2,515	28,470
SigmaTel Inc.	(1)	4,615	134,112
Silicon Image Inc.	(1)	14,398	189,046
Siliconix Inc.	(1)	1,212	60,139
Sipex Corp.	(1)	4,917	28,027
SiRF Technology Holdings, Inc.	(1)	1,682	21,984
Skyworks Solutions Inc.	(1)	27,202	237,473
Standard Microsystems Corp.	(1)	3,098	72,245
Supertex Inc.	(1)	1,408	23,007
Tessera Technologies Inc.	(1)	4,632	83,469
Transmeta Corp.	(1)	26,813	58,720
Tripath Technology Inc.	(1)	3,787	12,308
TriQuint Semiconductor Inc.	(1)	24,678	134,742
Ultratech Inc.	(1)	4,122	67,106
Varian Semiconductor Equipment Associates Inc.	(1)	6,597	254,380
Veeco Instruments Inc.	(1)	4,603	118,803
Vitesse Semiconductor Corp.	(1)	39,444	192,487
Xicor Inc.	(1)	5,593	84,622
Zoran Corp.	(1)	7,919	145,314

			6,731,609

SOFTWARE—3.45%

Actuate Corp.	(1)	4,342	17,151
Advent Software Inc.	(1)	6,305	113,931
Allscripts Healthcare Solutions Inc.	(1)	5,630	44,139
Altiris Inc.	(1)	4,006	110,606
ANSYS Inc.	(1)	2,799	131,553
Ascential Software Corp.	(1)	10,778	172,340
Aspen Technology Inc.	(1)	6,834	49,615
Atari Inc.	(1)	3,713	8,948
AuthentiDate Holding Corp.	(1)	5,185	56,672
Borland Software Corp.	(1)	13,043	110,735
Captaris Inc.	(1)	3,681	23,779
CCC Information Services Group Inc.	(1)	2,637	44,275
Cerner Corp.	(1)	5,168	230,389
Chordiant Software Inc.	(1)	10,188	46,457
Clarus Corp.	(1)	2,287	26,461
Computer Programs & Systems Inc.		1,223	24,925
Concord Communications Inc.	(1)	3,358	38,315
Concur Technologies Inc.	(1)	4,640	49,648
Corillian Corp.	(1)	3,663	18,462
CSG Systems International Inc.	(1)	9,801	202,881
Dendrite International Inc.	(1)	6,318	117,388
Digi International Inc.	(1)	3,275	35,108
Eclipsys Corp.	(1)	6,637	101,281
eFunds Corp.	(1)	9,165	160,388
Embarcadero Technologies Inc.	(1)	3,543	43,791
Epicor Software Corp.	(1)	7,404	104,026
EPIQ Systems Inc.	(1)	2,378	34,481
FalconStor Software Inc.	(1)	6,416	49,532
FileNET Corp.	(1)	7,077	223,421
Group 1 Software Inc.	(1)	2,610	59,900
Hyperion Solutions Corp.	(1)	7,088	309,887
IDX Systems Corp.	(1)	3,803	121,278
Infocrossing, Inc.	(1)	2,106	28,431
Informatica Corp.	(1)	14,532	110,879
infoUSA Inc.	(1)	5,259	53,326
InterCept Inc.	(1)	3,891	63,735
Inter-Tel Inc.		3,830	95,635

InterVideo Inc.	(1)	1,179	15,256
iVillage Inc.	(1)	4,105	26,067
JDA Software Group Inc.	(1)	5,496	72,382
Jupitermedia Corp.	(1)	3,022	42,792
Keane Inc.	(1)	10,071	137,872
Lawson Software Inc.	(1)	7,295	51,649
ManTech International Corp. Class A	(1)	3,274	61,453
Manugistics Group Inc.	(1)	12,662	41,405
MAPICS Inc.	(1)	4,241	44,785
MapInfo Corp.	(1)	3,061	32,447
Micromuse Inc.	(1)	12,706	85,003
MicroStrategy Inc. Class A	(1)	2,119	90,481
Midway Games Inc.	(1)	6,937	79,914
MRO Software Inc.	(1)	4,098	55,774
MSC.Software Corp.	(1)	4,616	41,313
NDCHealth Corp.		6,544	151,821
NetIQ Corp.	(1)	10,420	137,544
Omnicell Inc.	(1)	4,069	59,448
Open Solutions Inc.	(1)	2,051	51,234
OPNET Technologies Inc.	(1)	2,454	32,147
Packeteer Inc.	(1)	6,249	100,921
PalmSource Inc.	(1)	3,099	53,117
Parametric Technology Corp.	(1)	48,717	243,585
PDF Solutions Inc.	(1)	2,797	23,691
Pegasystems Inc.	(1)	1,529	13,379
Per-Se Technologies Inc.	(1)	5,223	75,942
Pinnacle Systems Inc.	(1)	11,077	79,201
PLATO Learning Inc.	(1)	2,209	21,891
Progress Software Corp.	(1)	5,247	113,702
QAD Inc.	(1)	2,454	26,037
Quality Systems Inc.	(1)	709	34,805
Quest Software Inc.	(1)	8,651	111,598
Renaissance Learning Inc.		1,792	40,177
Retek Inc.	(1)	10,185	62,536
ScanSoft Inc.	(1)	16,445	81,403
Schawk Inc.		1,026	14,333
SeaChange International Inc.	(1)	4,470	75,454
SERENA Software Inc.	(1)	4,486	85,638
SPSS Inc.	(1)	2,598	46,686
SS&C Technologies Inc.		2,439	45,609
SYNNEX Corp.	(1)	1,174	18,432
Take-Two Interactive Software Inc.	(1)	8,105	248,337
THQ Inc.	(1)	6,917	158,399
TradeStation Group Inc.	(1)	2,829	20,341
Transaction Systems Architects Inc. Class A	(1)	7,226	155,576
Trident Microsystems Inc.	(1)	3,241	36,332
Ulticom Inc.	(1)	2,093	24,488
Verint Systems Inc.	(1)	2,276	77,885
Wind River Systems Inc.	(1)	13,836	162,711
Witness Systems Inc.	(1)	3,745	45,502
Zix Corp.	(1)	3,446	27,361

			6,869,625

STORAGE & WAREHOUSING—0.04%

Mobile Mini Inc.	(1)	2,583	73,383

			73,383

TELECOMMUNICATION EQUIPMENT—0.10%

Carrier Access Corp.	(1)	3,611	43,043
NMS Communications Corp.	(1)	6,968	51,424
Novatel Wireless Inc.	(1)	3,378	89,517
TippingPoint Technologies Inc.	(1)	355	9,013
WJ Communications Inc.	(1)	1,637	5,795

			198,792

TELECOMMUNICATIONS—3.08%

Adaptec Inc.	(1)	19,825	167,720
Aeroflex Inc.	(1)	11,989	171,802
AirGate PCS Inc.	(1)	2,600	47,580
Airspan Networks Inc.	(1)	4,205	23,296
Alamosa Holdings Inc.	(1)	11,587	85,164
Alaska Communications Systems Group Inc.	(1)	862	5,258
Anaren Inc.	(1)	3,946	64,478
Anixter International Inc.		5,387	183,320
Applied Signal Technology Inc.		1,968	68,978
Arch Wireless, Inc., Class A	(1)	3,272	93,219
Arris Group Inc.	(1)	13,410	79,655
Aspect Communications Corp.	(1)	7,187	102,055
Atheros Communications, Inc.	(1)	1,584	16,695
Audiovox Corp. Class A	(1)	3,291	55,552
Avanex Corp.	(1)	13,364	51,986
Black Box Corp.		3,298	155,863
Boston Communications Group Inc.	(1)	2,922	29,951
Cable Design Technologies Corp.	(1)	6,778	71,847
C-COR.net Corp.	(1)	7,465	76,815
Centennial Communications Corp.	(1)	455	3,253
Cincinnati Bell Inc.	(1)	44,530	197,713
Commonwealth Telephone Enterprises Inc.	(1)	3,917	175,364
CommScope Inc.	(1)	9,783	209,845
Comtech Telecommunications Corp.	(1)	2,535	57,190
Corvis Corp.	(1)	76,535	107,914
CT Communications Inc.		3,457	52,028
D&E Communications Inc.		2,001	26,853
Ditech Communications Corp.	(1)	5,347	124,799
Dobson Communications Corp. Class A	(1)	15,769	51,407
Eagle Broadband, Inc.	(1)	43,150	42,719
EMS Technologies Inc.	(1)	2,002	38,899
Enterasys Networks Inc.	(1)	35,632	75,184
Extreme Networks Inc.	(1)	18,247	100,723
Finisar Corp.	(1)	36,446	72,163
General Communication Inc. Class A	(1)	8,511	67,577
Golden Telecom Inc.		2,955	83,154
Harmonic Inc.	(1)	13,191	112,387
Hypercom Corp.	(1)	8,738	73,836
Inet Technologies Inc.	(1)	3,899	48,621
Infonet Services Corp. Class B	(1)	18,999	33,248
InterDigital Communications Corp.	(1)	10,147	190,865
Intrado Inc.	(1)	3,426	55,124
Ixia	(1)	4,215	41,476
KVH Industries Inc.	(1)	2,702	34,396
MasTec Inc.	(1)	3,824	20,764
Metrocall Holdings, Inc.	(1)	1,158	77,586
MRV Communications Inc.	(1)	20,493	56,151
NETGEAR Inc.	(1)	3,300	35,442
Network Equipment Technologies Inc.	(1)	5,129	41,853
Newport Corp.	(1)	7,573	122,455
North Pittsburgh Systems Inc.		2,072	41,544
Oplink Communications Inc.	(1)	17,350	33,312
Powerwave Technologies Inc.	(1)	11,486	88,442
Price Communications Corp.	(1)	9,223	136,131
Primus Telecommunications Group Inc.	(1)	12,142	61,681
PTEK Holdings Inc.	(1)	8,577	98,893
REMEC Inc.	(1)	11,363	71,814
RF Micro Devices Inc.	(1)	33,767	253,253
SafeNet Inc.	(1)	4,431	122,650
SBA Communications Corp.	(1)	8,891	39,565
Shenandoah Telecommunications Co.		862	23,274
Sonus Networks Inc.	(1)	39,264	187,682

SpectraLink Corp.		3,392	50,541
Stratex Networks Inc.	(1)	16,529	48,761
SureWest Communications		2,293	72,459
Sycamore Networks Inc.	(1)	33,551	141,921
Symmetricom Inc.	(1)	7,210	64,169
TALK America Holdings Inc.	(1)	4,629	35,504
Tekelec	(1)	10,260	186,424
Terayon Communication Systems Inc.	(1)	13,730	32,128
Time Warner Telecom Inc. Class A	(1)	9,074	38,020
Triton PCS Holdings Inc. Class A	(1)	5,758	25,105
UbiquiTel Inc.	(1)	10,652	44,951
Viasat Inc.	(1)	4,308	107,485
Westell Technologies Inc. Class A	(1)	8,128	41,453
WilTel Communications Group Inc.	(2)	4,365	—
Wireless Facilities Inc.	(1)	8,038	79,014
Zhone Technologies Inc.	(1)	8,001	31,204

			6,139,603

TEXTILES—0.12%

Angelica Corp.		2,048	51,425
G&K Services Inc. Class A		3,246	130,457
UniFirst Corp.		2,175	63,271

			245,153

TOYS, GAMES & HOBBIES—0.21%

Action Performance Companies Inc.		3,283	49,475
Department 56 Inc.	(1)	2,708	41,703
Jakks Pacific Inc.	(1)	4,786	99,501
LeapFrog Enterprises Inc.	(1)	4,561	90,718
RC2 Corp.	(1)	2,666	94,643
Topps Co. (The)		4,020	38,994

			415,034

TRANSPORTATION—1.80%

Alexander & Baldwin Inc.		7,726	258,435
Arkansas Best Corp.		4,133	136,058
Central Freight Lines, Inc.	(1)	103	824
Covenant Transport Inc. Class A	(1)	1,234	21,089
EGL Inc.	(1)	6,496	172,794
Florida East Coast Industries Inc.		3,916	151,353
Forward Air Corp.	(1)	3,839	143,579
Genesee & Wyoming Inc. Class A	(1)	3,798	90,013
GulfMark Offshore Inc.	(1)	2,177	34,353
Heartland Express Inc.		5,636	154,201
Hub Group Inc. Class A	(1)	1,008	34,373
Kansas City Southern Industries Inc.	(1)	11,385	176,468
Kirby Corp.	(1)	3,940	153,266
Knight Transportation Inc.	(1)	4,825	138,622
Laidlaw International, Inc.	(1)	18,865	244,490
Landstar System Inc.	(1)	5,416	286,344
Marten Transport Ltd.	(1)	1,020	19,023
Offshore Logistics Inc.	(1)	3,721	104,635
Old Dominion Freight Line Inc.	(1)	3,205	94,483
Overnite Corp.		5,089	149,617
Overseas Shipholding Group Inc.		4,889	215,752
P.A.M. Transportation Services Inc.	(1)	851	16,254
Pacer International Inc.	(1)	4,451	82,344
Quality Distribution Inc.	(1)	1,703	18,784
RailAmerica Inc.	(1)	6,002	87,629
SCS Transportation Inc.	(1)	2,548	67,242
Seabulk International Inc.	(1)	661	5,453
Swift Transportation Co. Inc.	(1)	9,016	161,837
U.S. Xpress Enterprises Inc. Class A	(1)	696	10,948
USF Corp.		5,037	176,950
Werner Enterprises Inc.		8,713	183,844

			3,591,057

TRUCKING & LEASING—0.15%

AMERCO	(1)	1,058	25,128
GATX Corp.		8,956	243,603
Greenbrier Companies Inc. (The)	(1)	1,407	26,803

			295,534

VENTURE CAPITAL—0.01%

Circle Group Holdings, Inc.	(1)	3,413	17,577

			17,577

WATER—0.16%

American States Water Co.		3,285	76,343
California Water Service Group		3,140	86,507
Connecticut Water Service Inc.		968	24,839
Middlesex Water Co.		1,054	20,427
PICO Holdings Inc.	(1)	1,380	26,384
SJW Corp.		1,674	56,916
Southwest Water Co.		2,201	27,557

			318,973

TOTAL COMMON STOCKS (Cost: $167,244,633)			188,243,663

Security		Shares	Value
EXCHANGE-TRADED FUNDS—3.17%

iShares Russell 2000 Index Fund	(3)	53,510	6,313,645

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,800,462)			6,313,645

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—26.37%

MONEY MARKET FUNDS—9.41%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3)(4)	13,784,485	13,784,485
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3)(4)	4,351,827	4,351,827
BlackRock Temp Cash Money Market Fund	(4)	199,715	199,715
Short-Term Investment Co. - Liquid Assets Money Market Portfolio	(4)	383,237	383,237

			18,719,264

FLOATING RATE NOTES—7.13%

Beta Finance Inc.
1.07%, 05/04/05	(4)(5)	237,372	237,332
1.13%, 10/12/04	(4)(5)	197,810	197,805
1.19%, 09/15/04	(4)(5)	395,621	395,613
1.27%, 03/15/05	(4)(5)	197,810	197,922
1.34%, 08/23/04	(4)(5)	197,810	197,835

Canadian Imperial Bank of Commerce
1.24%, 10/07/04	(4)	296,715	296,704
1.38%, 11/22/04	(4)	98,905	98,908
1.40%, 10/29/04	(4)	395,621	395,617

CC USA Inc.
1.07%, 07/16/04	(4)	98,905	98,861
1.07%, 05/04/05	(4)(5)	395,621	395,554
1.24%, 07/15/04	(4)(5)	197,810	197,813
1.29%, 04/15/05	(4)(5)	395,621	395,590
1.51%, 02/15/05	(4)(5)	257,153	257,407

DEPFA Bank PLC
1.27%, 06/15/05	(4)	395,621	395,621
Dorada Finance Inc.
1.04%, 07/01/04	(4)	138,467	138,467
1.24%, 08/09/04	(4)	98,905	98,904
1.48%, 01/18/05	(4)(5)	296,715	296,707
Five Finance Inc.
1.28%, 04/29/05	(4)(5)	316,496	316,470
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	253,197	253,178
1.58%, 04/22/05	(4)	395,621	395,621
K2 USA LLC
1.19%, 08/16/04	(4)(5)	98,905	98,903
1.26%, 09/27/04	(4)(5)	427,270	427,255
1.46%, 01/12/05	(4)(5)	197,810	197,800
Key Bank, NA
1.38%, 07/01/04	(4)	969,271	969,271
Links Finance LLC
1.09%, 07/20/04	(4)	158,248	158,247
1.18%, 04/15/05	(4)(5)	395,621	395,558
1.19%, 04/25/05	(4)	395,621	395,831
Nationwide Building Society
1.14%, 07/23/04	(4)(5)	296,715	296,715
1.59%, 07/28/05	(4)(5)	395,621	395,621
1.63%, 12/09/04	(4)	328,365	325,971
Nordea Bank PLC
2.11%, 06/07/05	(4)	395,621	395,547
Northern Rock PLC
1.11%, 01/13/05	(4)(5)	375,840	375,840
Permanent Financing PLC
1.13%, 03/10/05	(4)	395,621	395,621
1.14%, 12/10/04	(4)	197,810	197,810
Sigma Finance Inc.
1.07%, 07/01/04	(4)	197,810	197,810
1.08%, 10/07/04	(4)	395,621	395,599
1.09%, 07/20/04	(4)	197,810	197,808
1.24%, 08/06/04	(4)	98,905	98,904
Tango Finance Corp.
1.06%, 07/06/04	(4)(5)	118,686	118,686
1.08%, 07/15/04	(4)(5)	118,686	118,685
1.11%, 04/07/05	(4)(5)	145,193	145,182
1.20%, 01/18/05	(4)(5)	174,073	174,063
1.20%, 05/17/05	(4)(5)	328,365	328,351
1.23%, 02/25/05	(4)(5)	221,548	221,519
WhistleJacket Capital LLC
1.20%, 09/15/04	(4)(5)	197,810	197,802
1.26%, 10/20/04	(4)	97,995	97,615
1.32%, 02/04/05	(4)(5)	98,905	98,893
1.48%, 06/15/05	(4)(5)	197,810	197,767
White Pine Finance LLC
1.08%, 07/06/04	(4)(5)	237,372	237,372
1.19%, 04/15/05	(4)(5)	296,715	296,669
1.20%, 11/15/04	(4)(5)	237,372	237,372
1.21%, 05/20/05	(4)	178,029	178,014
1.21%, 06/15/05	(4)(5)	162,204	162,204
1.27%, 08/26/04	(4)(5)	197,810	197,800

			14,182,034

TIME DEPOSITS—4.14%

Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	395,621	395,621
1.33%, 02/10/05	(4)	197,810	197,792
1.39%, 02/02/05	(4)	197,810	197,793
1.39%, 04/08/05	(4)	276,934	276,902
1.40%, 10/25/04	(4)	395,621	395,602

Bank of New York
1.39%, 11/01/04	(4)	395,621	395,608
1.60%, 12/03/04	(4)	98,905	98,884
Bank of Novia Scotia
1.13%, 10/06/04	(4)	395,621	395,621
1.24%, 10/07/04	(4)	296,715	296,707
1.42%, 10/29/04	(4)	296,715	296,723
National City Bank (Cleveland, Ohio)
1.17%, 06/10/05	(4)	197,810	197,869
1.22%, 06/23/05	(4)	395,621	395,505
1.25%, 01/06/05	(4)	395,621	395,631
Prudential Funding LLC
1.60%, 12/01/04	(4)	197,810	196,466
SunTrust Bank
1.38%, 07/01/04	(4)	791,241	791,241
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	692,336	692,249
1.34%, 02/10/05	(4)	158,248	158,234
1.41%, 11/01/04	(4)	296,715	296,705
1.77%, 05/10/05	(4)	197,810	197,793
1.90%, 05/11/05	(4)	197,810	197,793
UBS Finance (Delaware)
1.10%, 09/08/04	(4)	395,621	394,787
1.11%, 12/17/04	(4)	593,431	590,339
1.13%, 08/09/04	(4)	395,621	395,136
1.14%, 09/29/04	(4)	395,621	394,498

			8,241,499

COMMERCIAL PAPER—3.43%

Alpine Securitization Corp.
1.08%, 07/06/04	(4)	134,511	134,491
1.22%, 07/13/04	(4)	118,686	118,638
Amsterdam Funding Corp.
1.08%, 07/07/04	(4)	276,934	276,885
1.11%, 07/09/04	(4)	466,832	466,717
1.18%, 07/20/04	(4)	148,358	148,265
1.21%, 07/21/04	(4)	98,905	98,839
1.22%, 07/19/04	(4)	118,686	118,614
Cantabric Finance LLC
1.09%, 07/22/04	(4)	296,715	296,527
CRC Funding LLC
1.10%, 07/07/04	(4)	154,292	154,264
Edison Asset Securitization
1.06%, 07/07/04	(4)	197,810	197,775
1.06%, 07/08/04	(4)	98,905	98,885
1.07%, 09/21/04	(4)	197,810	197,329
1.45%, 11/09/04	(4)	395,621	393,533
1.59%, 12/02/04	(4)	395,621	392,930
Falcon Asset Securitization Corp.
1.22%, 07/23/04	(4)	241,261	241,081
Galaxy Funding Inc.
1.07%, 07/20/04	(4)	178,029	177,929
Grampian Funding LLC
1.08%, 07/07/04	(4)	118,686	118,665
1.26%, 10/22/04	(4)	395,621	394,062
1.44%, 10/27/04	(4)	395,621	393,753
1.59%, 11/30/04	(4)	197,810	196,482
Jupiter Securitization Corp.
1.10%, 07/07/04	(4)	138,467	138,442
1.21%, 07/19/04	(4)	197,810	197,691
1.24%, 07/23/04	(4)	130,555	130,456
New Center Asset Trust
1.22%, 07/19/04	(4)	118,686	118,614

Preferred Receivables Funding Corp.
1.23%, 07/21/04	(4)	276,934	276,745
Receivables Capital Corp.
1.07%, 07/02/04	(4)	164,111	164,106
1.21%, 07/19/04	(4)	296,715	296,536
Scaldis Capital LLC
1.21%, 07/15/04	(4)	197,810	197,717
1.24%, 07/19/04	(4)	98,905	98,844
Sydney Capital Corp.
1.15%, 07/09/04	(4)	98,905	98,880
1.25%, 10/22/04	(4)	131,663	131,146
Thames Asset Global Securitization No. 1 Inc.
1.15%, 07/12/04	(4)	70,812	70,787
1.24%, 07/20/04	(4)	296,715	296,521

			6,832,149

REPURCHASE AGREEMENTS—1.39%

Banc of America Securities LLC
1.45%, 07/01/04	(4)	791,241	791,241
Goldman Sachs & Co.
1.60%, 07/01/04	(4)	1,978,103	1,978,103

			2,769,344

U.S. GOVERNMENT AGENCY NOTES—0.57%

Federal Home Loan Mortgage Corporation
1.28%, 08/19/04	(4)	158,248	157,973
1.63%, 04/15/05	(4)	276,934	277,632
2.06%, 05/31/05	(4)	197,229	193,459
Federal National Mortgage Association
1.28%, 08/20/04	(4)	514,307	513,392

			1,142,456

U.S. TREASURY OBLIGATIONS—0.30%

U.S. Treasury Bill
1.24%, 09/23/04	(6)(7)	600,000	598,193

			598,193

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,484,968)			52,484,939

TOTAL INVESTMENTS IN SECURITIES—124.12% (Cost: $223,530,063)			247,042,247

Other Assets, Less Liabilities—(24.12%)			(48,003,723)

NET ASSETS—100.00%			$199,038,524

(1)	Non-income earning securities.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(3)	Issuer is an affiliate of the Master Portfolio’s investment adviser. See Note 2.
(4)	All or a portion of this security represents investments of securities lending collateral.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(7)	Yield to maturity.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	International Index Master Portfolio	Russell 2000 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$92,624,946	$201,593,289

Affiliates of the investment adviser	$6,831,000	$21,936,774

Foreign currency, at cost	$642,447	$—

Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$95,366,339	$222,592,290
Affiliates of the investment adviser	7,003,043	24,449,957
Foreign currency, at value	640,334	—
Receivables:
Investment securities sold	42,046	84,058
Dividends and interest	235,468	197,790
Due from broker - variation margin	7,920	28,795
Unrealized gain on forward foreign currency exchange contracts	5,647	—

Total Assets	103,300,797	247,352,890

LIABILITIES
Payables:
Investment securities purchased	591,396	—
Collateral for securities loaned (Note 4)	15,590,669	48,283,371
Investment advisory fees (Note 2)	20,665	24,796
Administration fees (Note 2)	13,776	6,199

Total Liabilities	16,216,506	48,314,366

NET ASSETS	$87,084,291	$199,038,524

(a)	Securities on loan with market values of $14,894,052 and $46,470,262, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

		International Index Master Portfolio	Russell 2000 Index Master Portfolio
NET INVESTMENT INCOME
Dividends	(a)	$1,407,773	$963,575
Interest		5,434	39,606
Securities lending income		34,705	50,048

Total investment income		1,447,912	1,053,229

EXPENSES (Note 2)
Investment advisory fees		78,748	71,040
Administration fees		52,498	17,760

Total expenses		131,246	88,800

Net investment income		1,316,666	964,429

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments		(4,612,888)	6,166,373
Net realized gain from in-kind redemptions		14,121,648	—
Net realized gain on futures contracts		64,662	203,011
Net realized gain on foreign currency transactions		3,410	—
Net change in unrealized appreciation (depreciation) of investments		(3,267,319)	3,607,847
Net change in unrealized appreciation (depreciation) of futures contracts		(18,294)	96,618
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies		(22,221)	—

Net realized and unrealized gain		6,268,998	10,073,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$7,585,664	$11,038,278

(a)	Net of foreign withholding tax of $83,764 and $336, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Master Portfolio		Russell 2000 Index Master Portfolio
	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003	For the Six Months Ended June 30, 2004 (Unaudited)	For the Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,316,666	$2,469,101	$964,429	$1,484,778
Net realized gain (loss)	9,576,832	(922,989)	6,369,384	12,523,358
Net change in unrealized appreciation (depreciation)	(3,307,834)	38,572,031	3,704,465	34,284,536

Net increase in net assets resulting from operations	7,585,664	40,118,143	11,038,278	48,292,672

Interestholder transactions:
Contributions	27,766,690	46,381,313	42,569,021	69,673,983
Withdrawals	(99,427,444)	(26,275,524)	(9,410,386)	(40,582,669)

Net increase (decrease) in net assets resulting from interestholder transactions	(71,660,754)	20,105,789	33,158,635	29,091,314

Increase (decrease) in net assets	(64,075,090)	60,223,932	44,196,913	77,383,986
NET ASSETS:
Beginning of period	151,159,381	90,935,449	154,841,611	77,457,625

End of period	$87,084,291	$151,159,381	$199,038,524	$154,841,611

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the International Index and Russell 2000 Index Master Portfolios (each, a “Master Portfolio”, collectively the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Foreign Currency Translation

The accounting records of the International Index Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

The International Index Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal Income Taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

Futures Contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

At June 30, 2004, the open futures contracts held by the Master Portfolios were as follows:

Master Portfolio	Number of Contracts	Position	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
International Index	8	Long	Euro 50	09/17/04	$225,360	$3,045
	3	Long	FTSE 100	09/21/04	134,130	(2,747)
	9	Long	Nikkei 300	09/17/04	20,529,000	6,333

						$6,631

Russell 2000 Index	14	Long	Russell 2000	09/17/04	4,146,450	$153,165
	5	Long	Russell Mini	09/17/04	296,175	4,050

						$157,215

The International Index Master Portfolio has pledged to a broker high-quality equity securities with an aggregate market value of $4,508,216 at June 30, 2004, for initial margin requirements.

The Russell 2000 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with face amounts of $600,000 for initial margin requirements.

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolios did not enter into any repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

Forward Foreign Currency Exchange Contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

As of June 30, 2004, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts
Currency	Foreign Currency Purchased	Exchange Date	U.S. Equivalent Cost	U.S. Dollar Value	Net Unrealized Gain
Purchase Contracts
British Pound Sterling	54,698	08/06/04	$96,200	$98,893	$2,693
Euro	98,442	08/06/04	117,714	119,688	1,974
Japanese Yen	7,155,251	08/06/04	65,032	65,667	635

Total					$5,302

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of each Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08% of the average daily net assets of the Russell 2000 Index Master Portfolio as compensation for investment advisory services.

MIP has entered into an administrative services arrangement with Barclays Global Investors, N.A. (“BGI”) which has agreed to provide general administrative services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is entitled to receive a monthly fee for administration services at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
International Index	$35,220
Russell 2000 Index	50,148

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 of the 1940 Act, the Russell 2000 Index Master Portfolio executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of BGFA, the Master Portfolios’ investment adviser.

The Master Portfolios may invest in the shares of Exchange-Traded Funds (“ETFs”), including shares of ETFs that are affiliated with MIP’s investment adviser, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios. As of June 30, 2004, the International Index and Russell 2000 Index Master Portfolios held shares of the iShares MSCI EAFE and iShares Russell 2000 Index Funds, respectively.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

Transactions in shares of issuers affiliated with BGFA for the six months ended June 30, 2004, including dividend, interest income and net realized capital gain, were as follows:

Master Portfolio and Name of Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
International Index
Barclays PLC	132	17	79	70	$602,118	$—	$30,047
iShares MSCI EAFE Index Fund	19	13	19	13	1,800,656	—	—
IMMF	1,146	85,344	85,980	510	509,711	5,436	—
Russell 2000 Index
iShares Russell 2000 Index Fund	54	—	—	54	6,313,645	—	27,481
IMMF	6,585	393,847	396,829	3,603	3,603,375	37,293	—

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolios’ holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolios also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004 these officers or employees of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Investment Portfolio Transactions

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2004 were as follows:

Master Portfolio	Purchases	Sales
International Index	23,990,228	94,196,134
Russell 2000 Index	63,585,598	30,359,404

For the six months ended June 30, 2004, the International Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $50,093,553. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolio’s Statement of Operations.

At June 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Index	$104,813,904	$3,954,146	$(6,398,668)	$(2,444,522)
Russell 2000 Index	223,831,298	32,374,386	(9,163,437)	23,210,949

4. Portfolio Securities Loaned

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. Financial Highlights

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio		Six Months Ended June 30, 2004 (Unaudited)		Year Ended December 31, 2003		Year Ended December 31, 2002		Year Ended December 31, 2001	Year Ended December 31, 2000		Period Ended December 31, 1999(1)
International Index

Ratio of expenses to average net assets	(3)	0.25%		0.25%		0.25%		0.25%	0.25%		0.25%
Ratio of net investment income to average net assets	(3)	2.51%		2.21%		1.92%		1.50%	1.47%		0.82%
Portfolio turnover rate		23%		18	%(6)	20%		7%	45%		39%
Total return		5.45	%(4)	38.67%		(16.36	)%(5)	(21.35)%	(14.85)%		20.50	%(4)
Russell 2000 Index

Ratio of expenses to average net assets	(3)	0.10%		0.10%		0.10%		0.10%	0.09	%(2)	—
Ratio of net investment income to average net assets	(3)	1.09%		1.26%		1.38%		1.45%	3.30	%(2)	—
Portfolio turnover rate		18%		48	% (7)	28%		46%	0	%(2)	—
Total return		6.66	%(4)	46.53%		(20.32)%		2.30%	(4.40	)%(2)(4)	—

(1)	Period from October 1, 1999 (commencement of operations) to December 31, 1999.
(2)	Period from December 19, 2000 (commencement of operations) to December 31, 2000.
(3)	Annualized for periods of less than one year.
(4)	Not annualized.
(5)	The voluntary reimbursement made by the investment adviser to compensate the Master Portfolio for a loss incurred in executing investment transactions had no material impact on the total return for the year.
(6)	Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate would have been 9%.
(7)	Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate would have been 22%.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financing reporting.

Item 11.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: September 7, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: September 7, 2004